UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
           ---------------------------------------------------------
                               Wheaton, IL 60187
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period:  April 30, 2016
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Preferred Securities and Income ETF (FPE)

Semi-Annual Report
For the
Six Months Ended
April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 13
Statement of Operations...................................................... 14
Statements of Changes in Net Assets.......................................... 15
Financial Highlights......................................................... 16
Notes to Financial Statements................................................ 17
Additional Information ...................................................... 23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as "junk" bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.

---------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL         CUMULATIVE
                                                                                            TOTAL RETURNS        TOTAL RETURNS
                                                          6 Months Ended   1 Year Ended  Inception (2/11/13)  Inception (2/11/13)
                                                              4/30/16         4/30/16        to 4/30/16           to 4/30/16
FUND PERFORMANCE
NAV                                                            2.44%           4.31%           3.80%                12.75%
Market Price                                                   2.50%           4.36%           3.90%                13.10%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index       3.69%           6.69%           6.06%                20.83%
BofA Merrill Lynch U.S. Capital Securities Index               1.71%          -0.19%           5.12%                17.41%
Blended Index(1)                                               2.70%           3.21%           5.61%                19.17%
---------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

-----------------------------------------------------
                                          % OF TOTAL
PORTFOLIO SECTOR ALLOCATION               INVESTMENTS
-----------------------------------------------------
Financials                                   84.2%
Utilities                                     4.7
Telecommunication Services                    4.2
Consumer Staples                              4.0
Energy                                        1.0
Materials                                     0.9
Information Technology                        0.7
Industrials                                   0.3
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(2)                          INVESTMENTS
-----------------------------------------------------
AA-                                           0.1%
A                                             0.1
A-                                            0.8
BBB+                                          6.5
BBB                                          12.5
BBB-                                         12.3
BB+                                          14.8
BB                                           15.8
BB-                                           5.4
B+                                            5.2
B                                             5.9
B-                                            1.1
NR                                           19.5
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------
GMAC Capital Trust I, Series 2                2.8%
Goldman Sachs Group, Inc., Series K           2.4
Morgan Stanley, Series F                      2.4
Citigroup Capital XIII                        2.3
Farm Credit Bank of Texas, Series 1           2.2
Credit Agricole S.A.                          2.1
First Niagara Financial Group, Inc.,
   Series B                                   1.9
Enel S.p.A.                                   1.9
VEREIT, Inc., Series F                        1.8
CHS, Inc., Series 2                           1.7
                                            ------
     Total                                   21.5%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
COUNTRY EXPOSURE                          INVESTMENTS
-----------------------------------------------------
United States                                67.6%
France                                        7.9
Netherlands                                   4.6
United Kingdom                                3.8
Italy                                         3.0
Bermuda                                       2.6
Australia                                     2.5
Ireland                                       2.4
Luxembourg                                    1.3
Switzerland                                   1.2
Spain                                         1.2
Cayman Islands                                0.5
Canada                                        0.5
Chile                                         0.4
Belgium                                       0.4
Brazil                                        0.1
                                            ------
     Total                                  100.0%
                                            ======

(2) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  FEBRUARY 11, 2013 - APRIL 30, 2016

                  First Trust           BofA Merrill Lynch           BofA Merrill Lynch
              Preferred Securities     Fixed Rate Preferred             U.S. Capital          Blended
                 and Income ETF          Securities Index             Securities Index        Index(1)
2/11/13             $10,000                  $10,000                      $10,000             $10,000
4/30/13              10,330                   10,253                       10,342              10,297
10/31/13              9,426                    9,640                       10,392              10,010
4/30/14              10,084                   10,418                       10,992              10,704
10/31/14             10,409                   10,841                       11,364              11,102
4/30/15              10,810                   11,326                       11,766              11,547
10/31/15             11,007                   11,653                       11,546              11,604
4/30/16              11,276                   12,083                       11,743              11,917

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/12/13 - 10/31/13          96               7               0             0
11/1/13 - 10/31/14         140               2               0             0
11/1/14 - 10/31/15         214              16               0             0
11/1/15 - 4/30/16           97               9               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/12/13 - 10/31/13          73               7               0             0
11/1/13 - 10/31/14         101               9               0             0
11/1/14 - 10/31/15          21               0               0             0
11/1/15 - 4/30/16           17               1               0             0


(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2016 (UNAUDITED)

                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the investment sub-advisor to First Trust Preferred Securities and Income ETF (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CHIEF INVESTMENT OFFICER OF STONEBRIDGE ADVISORS LLC

ROBERT WOLF - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

DANIELLE SALTERS, CFA - PORTFOLIO MANAGER AND CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)

As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2015     APRIL 30, 2016         PERIOD            PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                              $1,000.00           $1,024.40             0.85%                $4.28
Hypothetical (5% return before expenses)            $1,000.00           $1,020.64             0.85%                $4.27

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------
$25 PAR PREFERRED SECURITIES - 50.2%

                BANKS - 15.9%
      107,068   Banc Of California, Inc., Series E..............................       7.00%         (a)     $   2,770,920
       77,090   Bank of America Corp., Series CC................................       6.20%         (a)         1,986,609
      702,075   Citigroup Capital XIII (b)......................................       7.01%      10/30/40      18,359,261
          860   Citigroup, Inc., Series AA......................................       8.13%         (a)            24,708
        2,069   Citigroup, Inc., Series K (c)...................................       6.88%         (a)            57,084
       75,245   Citigroup, Inc., Series S.......................................       6.30%         (a)         1,945,836
      298,100   Fifth Third Bancorp, Series I (c)...............................       6.63%         (a)         8,734,330
      561,230   First Niagara Financial Group, Inc., Series B (c)...............       8.63%         (a)        15,024,127
      223,651   FNB Corp. (c)...................................................       7.25%         (a)         6,555,211
      902,948   GMAC Capital Trust I, Series 2 (b)..............................       6.40%      02/15/40      22,636,906
       96,476   HSBC USA, Inc., Series F (b)....................................       3.50%         (a)         2,142,732
       43,215   Huntington Bancshares Inc., Series D............................       6.25%         (a)         1,137,851
      294,946   PNC Financial Services Group, Inc., Series P (c)................       6.13%         (a)         8,526,889
       90,513   Royal Bank Of Scotland Group PlC, Series R......................       6.13%         (a)         2,228,430
      525,107   Royal Bank Of Scotland Group PLC, Series S......................       6.60%         (a)        13,195,939
       36,443   Royal Bank of Scotland Group PLC, Series T......................       7.25%         (a)           919,092
      216,344   Synovus Financial Corp., Series C (c)...........................       7.88%         (a)         6,154,987
        3,103   US Bancorp, Series F (c)........................................       6.50%         (a)            91,725
       83,623   Valley National Bancorp, Series A (c)...........................       6.25%         (a)         2,341,444
       33,638   Wells Fargo & Co., Series W.....................................       5.70%         (a)           863,487
      237,316   Wintrust Financial Corp., Series D (c)..........................       6.50%         (a)         6,583,146
      120,810   Zions Bancorporation, Series F..................................       7.90%         (a)         3,261,870
      120,571   Zions Bancorporation, Series G (c)..............................       6.30%         (a)         3,234,920
                                                                                                             -------------
                                                                                                               128,777,504
                                                                                                             -------------
                CAPITAL MARKETS - 9.8%
      339,574   Apollo Investment Corp..........................................       6.63%      10/15/42       8,659,137
      324,362   Apollo Investment Corp..........................................       6.88%      07/15/43       8,462,605
      164,240   BGC Partners, Inc...............................................       8.13%      06/15/42       4,335,936
       30,890   Charles Schwab Corp., Series D..................................       5.95%         (a)           802,213
      682,887   Goldman Sachs Group, Inc., Series K (c).........................       6.38%         (a)        19,120,836
      407,645   Morgan Stanley, Series E (c)....................................       7.13%         (a)        11,719,794
      686,258   Morgan Stanley, Series F (c)....................................       6.88%         (a)        18,830,919
       74,910   Raymond James Financial, Inc....................................       6.90%      03/15/42       1,980,620
       49,666   Solar Capital Ltd...............................................       6.75%      11/15/42       1,246,120
        9,107   State Street Corp., Series D (c)................................       5.90%         (a)           247,437
      161,888   State Street Corp., Series G (c)................................       5.35%         (a)         4,256,036
                                                                                                             -------------
                                                                                                                79,661,653
                                                                                                             -------------
                CONSUMER FINANCE - 1.7%
      502,610   Ally Financial, Inc., Series A (c)..............................       8.50%         (a)        12,555,198
       34,370   Capital One Financial Corp., Series D...........................       6.70%         (a)           943,113
                                                                                                             -------------
                                                                                                                13,498,311
                                                                                                             -------------
                DIVERSIFIED FINANCIAL SERVICES - 3.2%
      289,712   KKR Financial Holdings LLC......................................       8.38%      11/15/41       7,625,220
      312,260   KKR Financial Holdings LLC, Series A............................       7.38%         (a)         8,165,599
       82,460   RBS Capital Funding Trust V, Series E...........................       5.90%         (a)         2,012,024
      167,139   RBS Capital Funding Trust VI, Series F..........................       6.25%         (a)         4,108,277
      159,146   RBS Capital Funding Trust VII, Series G.........................       6.08%         (a)         3,907,034
                                                                                                             -------------
                                                                                                                25,818,154
                                                                                                             -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
      295,770   Qwest Corp......................................................       6.88%      10/01/54       7,556,923
      262,871   Qwest Corp......................................................       7.38%      06/01/51       6,718,983
                                                                                                             -------------
                                                                                                                14,275,906
                                                                                                             -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                ELECTRIC UTILITIES - 0.4%
       52,567   SCE Trust V, Series K (c).......................................       5.45%         (a)     $   1,420,361
       74,631   Southern (The) Co...............................................       6.25%      10/15/75       2,020,261
                                                                                                             -------------
                                                                                                                 3,440,622
                                                                                                             -------------
                FOOD PRODUCTS - 2.7%
      477,078   CHS, Inc., Series 2 (c).........................................       7.10%         (a)        13,234,144
      256,968   CHS, Inc., Series 3 (c).........................................       6.75%         (a)         6,861,045
       78,549   CHS, Inc., Series 4.............................................       7.50%         (a)         2,175,022
                                                                                                             -------------
                                                                                                                22,270,211
                                                                                                             -------------
                INSURANCE - 7.9%
      394,929   Aegon N.V.......................................................       8.00%      02/15/42      10,595,945
      111,880   Amtrust Financial Services, Inc.................................       7.50%      09/15/55       2,798,119
      233,276   Aspen Insurance Holdings Ltd. (c)...............................       5.95%         (a)         6,216,805
       29,622   Aspen Insurance Holdings Ltd....................................       7.25%         (a)           782,910
      273,625   Aspen Insurance Holdings Ltd. (c)...............................       7.40%         (a)         6,766,746
      447,455   Aviva PLC.......................................................       8.25%      12/01/41      11,830,710
        5,833   Berkley (WR) Corporation........................................       5.90%      03/01/56         149,150
       63,944   Endurance Specialty Holdings Ltd., Series C.....................       6.35%         (a)         1,706,665
      226,439   Global Indemnity PLC............................................       7.75%      08/15/45       5,434,536
       19,336   Maiden Holdings North America Ltd...............................       8.00%      03/27/42         500,802
      133,177   National General Holdings Corp..................................       7.63%      09/15/55       3,273,491
      476,062   Partnerre Ltd., Series E........................................       7.25%         (a)        12,429,979
       28,658   Reinsurance Group of America, Inc. (c)..........................       6.20%      09/15/42         841,112
       40,470   Torchmark Corp..................................................       6.13%      06/15/56       1,034,009
                                                                                                             -------------
                                                                                                                64,360,979
                                                                                                             -------------
                INTERNET SOFTWARE & SERVICES - 0.7%
      219,453   eBay, Inc.......................................................       6.00%      02/01/56       5,639,942
                                                                                                             -------------
                MULTI-UTILITIES - 0.3%
       85,187   Integrys Energy Group, Inc. (c).................................       6.00%      08/01/73       2,222,853
                                                                                                             -------------
                OIL, GAS & CONSUMABLE FUELS - 0.4%
      148,350   NuStar Logistics, L.P. (c)......................................       7.63%      01/15/43       3,641,992
                                                                                                             -------------
                REAL ESTATE INVESTMENT TRUSTS - 4.0%
      271,100   Dupont Fabros Technology, Inc., Series A........................       7.88%         (a)         6,850,697
       60,498   DuPont Fabros Technology, Inc., Series B........................       7.63%         (a)         1,539,674
       89,624   EPR Properties, Series F........................................       6.63%         (a)         2,368,762
       94,815   Equity Commonwealth, Series E...................................       7.25%         (a)         2,370,375
      136,992   MFA Financial, Inc..............................................       8.00%      04/15/42       3,514,708
       69,799   National Retail Properties, Inc., Series D......................       6.63%         (a)         1,830,130
      560,303   VEREIT, Inc., Series F..........................................       6.70%         (a)        14,416,596
                                                                                                             -------------
                                                                                                                32,890,942
                                                                                                             -------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.4%
        1,149   Telephone & Data Systems, Inc...................................       6.63%      03/31/45          29,575
       26,178   Telephone & Data Systems, Inc...................................       6.88%      11/15/59         668,063
       77,595   United States Cellular Corp.....................................       7.25%      12/01/63       2,024,453
      334,374   United States Cellular Corp.....................................       7.25%      12/01/64       8,526,537
                                                                                                             -------------
                                                                                                                11,248,628
                                                                                                             -------------
                TOTAL $25 PAR PREFERRED SECURITIES........................................................     407,747,697
                (Cost $404,082,900)                                                                          -------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------
$50 PAR PREFERRED SECURITIES - 0.4%

                CONSUMER FINANCE - 0.4%
       72,733   SLM Corp., Series A.............................................       6.97%         (a)     $   3,436,634
                (Cost $3,359,785)                                                                            -------------

$100 PAR PREFERRED SECURITIES - 1.4%

                BANKS - 0.7%
        1,600   Agribank FCB (c) (d)............................................       6.88%         (a)           170,050
        8,500   CoBank ACB, Series F (c)........................................       6.25%         (a)           874,969
       11,180   CoBank ACB, Series G............................................       6.13%         (a)         1,057,908
        7,750   Cobank ACB, Series H (c)........................................       6.20%         (a)           775,000
       24,000   Farm Credit Bank Of Texas (c) (d)...............................       6.75%         (a)         2,589,751
                                                                                                             -------------
                                                                                                                 5,467,678
                                                                                                             -------------
                CONSUMER FINANCE - 0.7%
      132,995   SLM Corp., Series B (b).........................................       2.33%         (a)         5,851,780
                                                                                                             -------------
                TOTAL $100 PAR PREFERRED SECURITIES..........................................................   11,319,458
                (Cost $10,649,314)                                                                           -------------

$1,000 PAR PREFERRED SECURITIES - 3.5%

                BANKS - 2.5%
        2,500   AgStar Financial Services ACA (c) (e)...........................       6.75%         (a)         2,781,094
       14,000   Farm Credit Bank Of Texas, Series 1 (d).........................      10.00%         (a)        17,237,500
                                                                                                             -------------
                                                                                                                20,018,594
                                                                                                             -------------
                INSURANCE - 0.3%
        3,320   XLIT Ltd., Series D (b).........................................       3.75%         (a)         2,676,750
                                                                                                             -------------
                REAL ESTATE INVESTMENT TRUSTS - 0.7%
        4,556   Sovereign Real Estate Investment Trust (e)......................      12.00%         (a)         5,575,405
                                                                                                             -------------
                TOTAL $1,000 PAR PREFERRED SECURITIES.....................................................      28,270,749
                (Cost $28,186,710)                                                                           -------------

    PAR                                                                              STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------

CAPITAL PREFERRED SECURITIES - 42.5%

                BANKS - 22.9%
$   9,200,000   Banco Bilbao Vizcaya Argentina S.A. (c) (g).....................       9.00%         (a)         9,539,204
    1,000,000   Banco Do Brasil S.A. (c) (f) (g)................................       9.00%         (a)           722,500
    9,000,000   Bank of America Corp., Series DD (c)............................       6.30%         (a)         9,450,000
    3,000,000   Bank of America Corp., Series M (c).............................       8.13%         (a)         2,951,250
   10,500,000   Bank of America Corp., Series Z (c).............................       6.50%         (a)        11,064,375
          566   Barclays PLC (c) (g)............................................       6.63%         (a)               520
    4,500,000   Barclays PLC (c) (g)............................................       8.25%         (a)         4,527,212
    1,024,990   BBVA Global Finance Ltd.........................................       7.00%      12/01/25       1,129,253
    9,250,000   BNP Paribas S.A. (c) (f) (g)....................................       7.63%         (a)         9,481,250
    1,007,000   BPCE S.A. (c)...................................................      12.50%         (a)         1,253,916
   10,000,000   Citigroup, Inc., Series R (c)...................................       6.13%         (a)        10,175,000
    2,000,000   Citigroup, Inc., Series T (c)...................................       6.25%         (a)         2,060,000
    2,616,000   Citizens Financial Group, Inc. (c) (f)..........................       5.50%         (a)         2,504,820
   12,500,000   CoBank ACB, Series I (c)........................................       6.25%         (a)        12,906,250
    1,621,000   Cooperatieve Rabobank UA (c) (f)................................      11.00%         (a)         1,981,673
    1,500,000   Cooperatieve Rabobank UA (c)....................................      11.00%         (a)         1,833,750
   16,000,000   Credit Agricole S.A. (c) (f) (g)................................       8.13%         (a)        16,575,088
    2,500,000   Credit Agricole S.A. (c)........................................       8.38%         (a)         2,843,750
    6,604,000   Credit Agricole S.A. (c) (f)....................................       8.38%         (a)         7,512,050


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    PAR                                                                              STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                BANKS (CONTINUED)
$   2,000,000   Dresdner Funding Trust I........................................       8.15%      06/30/31   $   2,329,838
    9,980,000   Fuerstenberg Capital International Sarl & Cie SECS (c)..........      10.25%         (a)        10,103,882
   10,000,000   Intesa Sanpaolo S.p.A. (c) (f) (g)..............................       7.70%         (a)         9,262,500
    3,000,000   JPMorgan Chase & Co., Series S (c)..............................       6.75%         (a)         3,322,800
    3,000,000   Lloyds Bank PLC (c).............................................      12.00%         (a)         3,971,250
    5,000,000   Lloyds Banking Group PLC (c) (g)................................       7.50%         (a)         4,970,000
    5,892,000   Macquarie Bank Ltd. London (c) (g)..............................      10.25%      06/20/57       6,298,907
    3,000,000   Natixis S.A. (c) (f)............................................      10.00%         (a)         3,313,860
    1,000,000   Natixis S.A. (c)................................................      10.00%         (a)         1,104,620
    3,785,000   NIBC Bank N.V...................................................       7.63%         (a)         3,795,136
    2,000,000   Royal Bank Of Scotland Group PLC (c) (g)........................       7.50%         (a)         1,870,000
    1,000,000   Royal Bank Of Scotland Group PLC (c)............................       7.65%         (a)         1,170,000
    4,000,000   Royal Bank Of Scotland Group PLC (c) (g)........................       8.00%         (a)         3,843,748
    3,000,000   Societe Generale S.A. (c) (f) (g)...............................       8.00%         (a)         2,977,500
   12,375,000   Wells Fargo & Co., Series K (c).................................       7.98%         (a)        12,885,469
    6,000,000   Zions Bancorporation, Series J (c)..............................       7.20%         (a)         6,375,000
                                                                                                             -------------
                                                                                                               186,106,371
                                                                                                             -------------
                CAPITAL MARKETS - 1.4%
    2,000,000   Aberdeen Asset Management.......................................       7.00%         (a)         2,071,206
    6,500,000   Credit Suisse Group AG (c) (f) (g)..............................       7.50%         (a)         6,477,783
    3,000,000   UBS Group AG (c) (g)............................................       7.13%         (a)         3,054,360
                                                                                                             -------------
                                                                                                                11,603,349
                                                                                                             -------------
                DIVERSIFIED FINANCIAL SERVICES - 0.4%
    4,000,000   Glen Meadow Pass-Through Trust (c) (f)..........................       6.51%      02/12/67       2,940,000
                                                                                                             -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    2,000,000   Koninklijke KPN N.V. (c)........................................       7.00%      03/28/73       2,142,200
    4,250,000   Koninklijke KPN N.V. (c) (f)....................................       7.00%      03/28/73       4,552,175
                                                                                                             -------------
                                                                                                                 6,694,375
                                                                                                             -------------
                ELECTRIC UTILITIES - 3.5%
   12,793,000   Enel S.p.A. (c) (f).............................................       8.75%      09/24/73      14,791,906
    2,000,000   Nextera Energy Capital Holdings, Inc., Series D (c).............       7.30%      09/01/67       1,885,000
   12,993,000   PPL Capital Funding, Inc., Series A (c).........................       6.70%      03/30/67      10,055,218
    1,359,000   Southern California Edison Co., Series E (c)....................       6.25%         (a)         1,490,823
                                                                                                             -------------
                                                                                                                28,222,947
                                                                                                             -------------
                ENERGY EQUIPMENT & SERVICES - 0.7%
    2,581,594   Enterprise Products Operating LLC, Series A (c).................       8.38%      08/01/66       2,153,333
    4,160,000   Transcanada Trust (c)...........................................       5.63%      05/20/75       3,744,000
                                                                                                             -------------
                                                                                                                 5,897,333
                                                                                                             -------------
                FOOD PRODUCTS - 1.8%
    3,000,000   Land O'Lakes Capital Trust I (f)................................       7.45%      03/15/28       3,247,500
    5,700,000   Land O'Lakes, Inc. (e)..........................................       8.00%         (a)         5,892,375
    5,000,000   Land O'Lakes, Inc. (f)..........................................       8.00%         (a)         5,100,000
                                                                                                             -------------
                                                                                                                14,239,875
                                                                                                             -------------
                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
    1,500,000   AES Gener S.A. (c) (f)..........................................       8.38%      12/18/73       1,567,500
    1,250,000   AES Gener S.A. (c)..............................................       8.38%      12/18/73       1,306,250
                                                                                                             -------------
                                                                                                                 2,873,750
                                                                                                             -------------
                INDUSTRIAL CONGLOMERATES - 0.1%
    1,000,000   General Electric Co., Series D (c)..............................       5.00%         (a)         1,040,000
                                                                                                             -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    PAR                                                                              STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  -------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                INSURANCE - 9.5%
$   2,800,000   AG Insurance S.A./N.V. (c)......................................       6.75%         (a)     $   3,007,606
   12,110,000   Aquarius & Investments Plc For Swiss Reinsurance Co., Ltd. (c)..       8.25%         (a)        13,233,747
    8,769,000   Assured Guaranty Municipal Holdings, Inc. (c) (f)...............       6.40%      12/15/66       6,050,610
    1,000,000   Aviva PLC.......................................................       8.25%         (a)         1,080,621
      500,000   Catlin Insurance Co., Ltd. (c)..................................       7.25%         (a)           351,500
   10,165,000   Catlin Insurance Co., Ltd. (c) (f)..............................       7.25%         (a)         7,145,995
      500,000   Cloverie PLC Zurich Insurance Co., Ltd. (c).....................       8.25%         (a)           552,830
    4,200,000   CNP Assurances (c)..............................................       6.88%         (a)         4,579,226
      500,000   CNP Assurances (c)..............................................       7.50%         (a)           550,661
    6,001,000   Friends Life Holdings PLC (c)...................................       7.88%         (a)         6,601,202
   12,000,000   La Mondiale SAM (c).............................................       7.63%         (a)        12,908,340
    5,260,000   Liberty Mutual Group, Inc. (c) (f)..............................       7.00%      03/15/37       4,641,950
      465,000   Liberty Mutual Group, Inc. (c) (f)..............................      10.75%      06/15/58         680,062
    1,000,000   Metlife Capital Trust X (c) (f).................................       9.25%      04/08/38       1,367,500
    1,100,000   Nationwide Financial Services, Inc..............................       6.75%      05/15/37       1,119,250
    6,006,000   QBE Insurance Group Ltd. (c)....................................       6.75%      12/02/44       6,471,465
    6,600,000   Sirius International Group Ltd. (c) (e).........................       7.51%         (a)         6,501,000
                                                                                                             -------------
                                                                                                                76,843,565
                                                                                                             -------------
                METALS & MINING - 0.9%
    7,000,000   BHP Billiton Finance USA Ltd. (c) (f)...........................       6.75%      10/19/75       7,269,500
                                                                                                             -------------
                OIL, GAS & CONSUMABLE FUELS - 0.1%
    1,281,841   Enbridge Energy Partners L.P. (c)...............................       8.05%      10/01/37         910,107
                                                                                                             -------------
                TOTAL CAPITAL PREFERRED SECURITIES........................................................     344,641,172
                (Cost $350,862,365)                                                                          -------------

   SHARES                                              DESCRIPTION                                               VALUE
-------------   -------------------------------------------------------------------------------------------  -------------
CLOSED-END FUNDS - 0.1%

                CAPITAL MARKETS - 0.1%
       40,540   Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.................................        971,338
                (Cost $914,559)                                                                              -------------

                TOTAL INVESTMENTS - 98.1%..................................................................    796,387,048
                (Cost $798,055,633) (h)
                NET OTHER ASSETS AND LIABILITIES - 1.9%....................................................     15,342,751
                                                                                                             -------------
                NET ASSETS - 100.0%........................................................................  $ 811,729,799
                                                                                                             =============


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)


-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2016.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2016, securities noted as such amounted to $115,063,722 or 14.2% of net assets.

(g) This security is a contingent convertible capital security. At April 30, 2016, securities noted as such amounted to $79,600,572 or 9.8% of net assets. Of these securities, 0.9% originated in emerging markets, and 99.1% originated in foreign markets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,385,855 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,054,440.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                                                         4/30/2016        PRICES           INPUTS         INPUTS
                                                       -------------   -------------   -------------   -------------
$25 Par Preferred Securities
   Multi-Utilities.................................    $   2,222,853   $          --   $   2,222,853   $          --
   Other Industry Categories*......................      405,524,844     405,524,844              --              --
$50 Par Preferred Securities*......................        3,436,634       3,436,634              --              --
$100 Par Preferred Securities
   Consumer Finance................................        5,851,780       5,851,780              --              --
   Other Industry Categories*......................        5,467,678              --       5,467,678              --
$1,000 Par Preferred Securities*...................       28,270,749              --      28,270,749              --
Capital Preferred Securities*......................      344,641,172              --     344,641,172              --
Closed-End Funds*..................................          971,338         971,338              --              --
                                                       -------------   -------------   -------------   -------------
Total Investments..................................    $ 796,387,048   $ 415,784,596   $  380,602,452  $          --
                                                       =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at April 30, 2016.


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value.....................................................    $  796,387,048
Cash......................................................................        14,406,903
Receivables:
   Interest...............................................................         6,119,574
   Dividends..............................................................         2,066,878
   Investment securities sold.............................................           385,190
   Tax reclaims...........................................................           102,998
                                                                              --------------
   Total Assets...........................................................       819,468,591
                                                                              --------------

LIABILITIES:
Payables:
   Investment securities purchased........................................         7,197,664
   Investment advisory fees...............................................           541,128
                                                                              --------------
   Total Liabilities......................................................         7,738,792
                                                                              --------------
NET ASSETS................................................................    $  811,729,799
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $  820,116,919
Par value.................................................................           431,050
Accumulated net investment income (loss)..................................           292,712
Accumulated net realized gain (loss) on investments.......................        (7,442,297)
Net unrealized appreciation (depreciation) on investments.................        (1,668,585)
                                                                              --------------
NET ASSETS................................................................    $  811,729,799
                                                                              ==============
NET ASSET VALUE, per share................................................    $        18.83
                                                                              ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)..........................        43,105,000
                                                                              ==============
Investments, at cost......................................................    $  798,055,633
                                                                              ==============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Dividends.................................................................    $   13,008,512
Interest..................................................................        10,189,884
Foreign tax withholding...................................................               389
Other.....................................................................             1,111
                                                                              --------------
   Total investment income................................................        23,199,896
                                                                              --------------

EXPENSES:
Investment advisory fees..................................................         2,689,233
                                                                              --------------
   Total expenses.........................................................         2,689,233
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................        20,510,663
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................        (1,583,517)
   In-kind redemptions....................................................           101,482
                                                                              --------------
Net realized gain (loss)..................................................        (1,482,035)
                                                                              --------------
Net change in unrealized appreciation (depreciation)......................          (842,114)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (2,324,149)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $   18,186,514
                                                                              ==============


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           FOR THE
                                                                                          SIX MONTHS
                                                                                            ENDED             FOR THE YEAR
                                                                                          4/30/2016               ENDED
                                                                                         (UNAUDITED)           10/31/2015
                                                                                        --------------       --------------
OPERATIONS:
Net investment income (loss).........................................................   $   20,510,663       $   13,308,045
Net realized gain (loss).............................................................       (1,482,035)            (255,994)
Net change in unrealized appreciation (depreciation).................................         (842,114)          (1,274,548)
                                                                                        --------------       --------------
Net increase (decrease) in net assets resulting from operations......................       18,186,514           11,777,503
                                                                                        --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................      (20,739,373)         (13,052,254)
                                                                                        --------------       --------------
Total distributions to shareholders..................................................      (20,739,373)         (13,052,254)
                                                                                        --------------       --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................      410,565,286          333,925,194
Cost of shares redeemed..............................................................       (9,987,924)          (5,663,344)
                                                                                        --------------       --------------
Net increase (decrease) in net assets resulting from shareholder transactions........      400,577,362          328,261,850
                                                                                        --------------       --------------
Total increase (decrease) in net assets..............................................      398,024,503          326,987,099

NET ASSETS:
Beginning of period..................................................................      413,705,296           86,718,197
                                                                                        --------------       --------------
End of period........................................................................   $  811,729,799       $  413,705,296
                                                                                        ==============       ==============
Accumulated net investment income (loss) at end of period............................   $      292,712       $      521,422
                                                                                        ==============       ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................       21,805,000            4,555,000
Shares sold..........................................................................       21,850,000           17,550,000
Shares redeemed......................................................................         (550,000)            (300,000)
                                                                                        --------------       --------------
Shares outstanding, end of period....................................................       43,105,000           21,805,000
                                                                                        ==============       ==============


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS                                             FOR THE PERIOD
                                                 ENDED               YEAR ENDED OCTOBER 31,           2/11/2013 (a)
                                               4/30/2016        ---------------------------------        THROUGH
                                              (UNAUDITED)            2015             2014              10/31/2013
                                             --------------     --------------     --------------     --------------
Net asset value, beginning of period           $    18.97         $    19.04         $    18.21         $    19.99
                                               ----------         ----------         ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.58               1.16 (b)           1.10               0.65
Net realized and unrealized gain (loss)             (0.13)             (0.10)              0.76              (1.78)
                                               ----------         ----------         ----------         ----------
Total from investment operations                     0.45               1.06               1.86              (1.13)
                                               ----------         ----------         ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.59)             (1.13)             (1.03)             (0.62)
Return of capital                                      --                 --                 --              (0.03)
                                               ----------         ----------         ----------         ----------
Total distributions                                 (0.59)             (1.13)             (1.03)             (0.65)
                                               ----------         ----------         ----------         ----------
Net asset value, end of period                 $    18.83         $    18.97         $    19.04         $    18.21
                                               ==========         ==========         ==========         ==========
TOTAL RETURN (c)                                     2.44%              5.75%             10.42%             (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  811,730         $  413,705         $   86,718         $   64,722
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                        0.85% (d)          0.85%              0.85%              0.85% (d)
Ratio of net investment income (loss) to
   average net assets                                6.48% (d)          6.15%              6.06%              5.44% (d)
Portfolio turnover rate (e)                            15%                50%                91%                45%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities including corporate bonds, high-yield securities and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks, real estate investment trust ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                           SHARES/                                                    % OF
                                         ACQUISITION         PAR                      CARRYING                         NET
SECURITY                                    DATE            AMOUNT       PRICE          COST            VALUE        ASSETS
-----------------------------------------------------------------------------------------------------------------------------
AgStar Financial Services
   ACA, 6.75%                              7/31/15             2,500   $ 1,112.44   $  2,631,250    $  2,781,094        0.34%
Land O'Lakes, Inc., 8.00%             7/9/15 - 3/18/16    $5,700,000         1.03      5,724,500       5,892,375        0.73
Sirius International Group
   Ltd., 7.51%                         8/6/14 - 9/1/15    $6,600,000         0.99      6,908,250       6,501,000        0.80
Sovereign Real Estate Investment
   Trust, 12.00%                      5/12/14 - 3/22/16        4,556     1,223.75      5,906,010       5,575,405        0.69
                                                                                    -------------   -------------   ---------
                                                                                    $ 21,170,010    $ 20,749,874        2.56%
                                                                                    =============   =============   =========


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31, 2015 was as follows:

Distributions paid from:                                    2015
Ordinary income....................................   $   13,052,254
Capital gain.......................................   $           --
Return of capital..................................   $           --

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................   $      362,442
Accumulated capital and other losses...............       (5,793,626)
Net unrealized appreciation (depreciation).........         (834,127)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $5,793,626.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's sub-advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $319,743,805 and $95,805,946, respectively.

For the period ended April 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $184,085,891 and $4,809,273, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               6. LINE OF CREDIT

The Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into a $140 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2016, the commitment was $80 million and the commitment fee was 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2016.


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             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On May 19, 2016, the Fund declared a distribution of $0.1021 per share to shareholders of record on May 24, 2016, payable May 31, 2016.

At a meeting on June 13, 2016 the Board approved a change in the Fund's investment strategy. Prior to the change, the investment strategy provided that at least 80% of the Fund's net assets are issued by issuers that have long-term credit ratings of investment grade at the time of purchase. The strategy was changed to provide that at least 80% of the Fund's net assets are issued by issuers that have long-term credit ratings of investment grade, or unrated issuers judged to be of comparable quality by the fund's sub-advisor, at the time of purchase. It is anticipated that the change in strategy will be implemented on or about September 5, 2016.


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ADDITIONAL INFORMATION
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             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CONVERTIBLE SECURITIES/CONTINGENT CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

Contingent convertible securities ("CoCos") provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergoes a write down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a decline in value of other CoCo issuers. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in credit worthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value o fthe Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.


                                                                         Page 23


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ADDITIONAL INFORMATION (CONTINUED)
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             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of


Page 24


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of the First Trust Series Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust Preferred Securities and Income Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") and the Investment Sub Advisory Agreement (the "Sub Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"), at a meeting held on June 16, 2015. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged to a peer group of funds selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"); expenses of the Fund as compared to expense ratios of the Funds in the MPI Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at a special meeting held on April 20, 2015, at which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board considered the significant asset growth of the First Trust Fund Complex and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and recent additions to the Sub-Advisor's staff. The Board considered the services that the Sub-Advisor provides to the Fund, including the Sub Advisor's day-to-day management of the Fund's investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor provides advisory services to a closed-end fund and an open-end fund sub-advised by the Sub-Advisor and to certain separately managed accounts that may have investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges similar advisory fee rates to the Fund and the closed-end and open-end funds and a lower fee rate to the separately managed accounts. The Board noted the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2016 (UNAUDITED)

Advisor from its advisory fee. The Board noted that the Sub-Advisor provides sub-advisory services to the closed-end and the open-end funds referred to above and that the sub-advisory fee rates charged for the closed-end and open-end funds are similar to the sub-advisory fee rate for the Fund. In addition, the Board reviewed data prepared by MPI showing the advisory fee and expense ratio (Class A shares) of the Fund as compared to the advisory fees and expense ratios of the MPI Peer Group. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that
(i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; (ii) most of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds; and (iii) some of the peer funds do not employ an advisor/sub advisor management structure. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was above the median of the MPI Peer Group. The Board considered that the Advisor and Sub-Advisor agreed to waive fees and/or pay Fund expenses through February 28, 2017 to the extent necessary to prevent the annual operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b 1 plan, if any, and extraordinary expenses) from exceeding 1.15% of a class' average daily net assets, and from March 1, 2017 through February 28, 2026 to the extent necessary to prevent annual operating expenses (with the same exclusions) from exceeding 1.50% of a class' average daily net assets. The Board noted that fees waived or expenses borne by the Advisor and Sub-Advisor are subject to reimbursement by the Fund for up to three years from the date the fees were waived or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the fees were waived or the expenses were borne by the Advisor and Sub-Advisor.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by MPI comparing the Fund's performance (based on Class A shares) for the one-year, three year and since-inception periods ended December 31, 2014 to the performance of the MPI Peer Group and to two benchmark indexes, one of which is a blended benchmark index. In reviewing the Fund's performance as compared to the performance of the MPI Peer Group, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. Based on the information presented, the Board noted that the Fund's performance was above the average performance for the MPI Peer Group for the one-year period ended December 31, 2014 and below the average performance of the MPI Peer Group for the three year and since inception periods ended December 31, 2014.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted the Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board also considered the costs of the services provided and any profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and considered that the Advisor estimated that the Fund was not profitable for the Advisor. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that in addition to the advisory fees paid by the Fund, FTP is compensated for services provided to the Fund through 12b 1 fees and that First Trust also is compensated for providing fund reporting services to the Fund. The Board considered FTP's ownership interest in the Sub-Advisor and potential fall-out benefits to the Advisor from such ownership interest.

The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor. The Board did not receive information from the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor, and concluded that the profitability analysis for the Advisor was more relevant. The Board considered the fall-out benefits realized by Sub-Advisor from its relationship with the Fund, including potential fall-out benefits to the Sub-Advisor from the ownership interest of FTP in the Sub-Advisor. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


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



FIRST TRUST

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite 101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Managed Municipal ETF (FMB)

Semi-Annual Report
For the
Six Months Ended
April 30, 2016


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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 14
Statement of Operations...................................................... 15
Statements of Changes in Net Assets.......................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 18
Additional Information....................................................... 23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016

Dear Shareholders:

Thank you for your investment in First Trust Managed Municipal ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

The primary investment objective of First Trust Managed Municipal ETF (the "Fund") is to generate current income that is exempt from regular federal income taxes, and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol "FMB". Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL          CUMULATIVE
                                                                                    TOTAL RETURNS         TOTAL RETURNS
                                            6 Months Ended       1 Year Ended    Inception (5/13/14)   Inception (5/13/14)
                                                4/30/16             4/30/16          to 4/30/16            to 4/30/16

FUND PERFORMANCE
NAV                                              4.57%               6.02%               6.05%               12.22%
Market Price                                     4.52%               5.62%               6.15%               12.45%

INDEX PERFORMANCE
Barclays Municipal 10-Year Revenue Index         4.06%               6.03%               5.29%               10.66%
--------------------------------------------------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

-----------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
SECTOR                                      (INCLUDING CASH)
-----------------------------------------------------------
Hospital                                         15.6%
Continuing Care Retirement Communities           10.9
Insured                                           8.4
Cash                                              7.8
Education                                         7.5
Higher Education                                  6.3
Utility                                           5.7
Dedicated Tax                                     4.3
Gas                                               4.1
Government Obligation Bond - Unlimited Tax        3.8
Industrial Development Bond                       3.8
Government Obligation Bond - Limited Tax          3.6
Special Assessment                                3.4
Airport                                           2.4
Tax Increment                                     2.4
Certificates of Participation                     2.2
Student Housing                                   1.7
Skilled Nursing                                   1.5
Toll Road                                         1.2
Mass Transit                                      0.9
Tobacco                                           0.9
Water & Sewer                                     0.7
Pre-refunded/Escrowed-to-maturity                 0.4
Port                                              0.3
Stadium                                           0.2
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
CREDIT RATING(1)                            (INCLUDING CASH)
-----------------------------------------------------------
AA                                               14.1%
A                                                27.7
BBB                                              28.6
BB                                                9.9
B                                                 0.5
NR                                               11.4
Cash                                              7.8
                                               -------
     Total                                      100.0%
                                               =======

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 13, 2014 - APRIL 30, 2016



                     First Trust                       Barclays
                       Managed                     Municipal 10-Year
                    Municipal ETF                    Revenue Index
5/13/14                $10,000                         $10,000
10/31/14                10,353                          10,297
4/30/15                 10,585                          10,437
10/31/15                10,732                          10,634
4/30/16                 11,222                          11,066

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 14, 2014 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/14/14 - 10/31/14           2              10               0             0
11/1/14 - 10/31/15         178              16               0             0
11/1/15 - 4/30/16          119               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/14/14 - 10/31/14          64              43               0             0
11/1/14 - 10/31/15          57               0               0             0
11/1/15 - 4/30/16            4               1               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA and Johnathan Wilhelm who serve as senior portfolio managers of the First Trust Managed Municipal ETF (the "Fund"). Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of investment portfolios and separately managed accounts.

                           PORTFOLIO MANAGEMENT TEAM

TOM FUTRELL, CFA, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

JOHNATHAN N. WILHELM, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)

As a shareholder of First Trust Managed Municipal ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2015     APRIL 30, 2016       PERIOD (a)          PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MANAGED MUNICIPAL ETF
Actual                                              $1,000.00           $1,045.70             0.56%                $2.85
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.56%                $2.82

(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS - 95.6%

                 ALABAMA - 1.6%
$       975,000  Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev
                    Infirmary Hlth Sys Inc, Ser A................................      5.00%        02/01/36    $    1,130,581
                                                                                                                --------------
                 ARIZONA - 3.4%
        500,000  La Paz Cnty AZ Indl Dev Auth Ed Fac Lease Rev Chrt Sch
                    Solutions Harmony Pub Schs Proj, Ser A.......................      5.00%        02/15/36           548,165
        500,000  Maricopa Cnty AZ Indl Dev Auth Ed Rev Ref Horizon Cmnty
                    Learning Ctr Proj............................................      5.00%        07/01/35           543,555
        500,000  Phoenix AZ Indl Dev Auth Ed Rev Ref Fac Great Hearts Academics,
                    Ser A........................................................      5.00%        07/01/36           562,480
        500,000  Pima Cnty AZ Indl Dev Auth Ed Rev Ref Fac American Leadership
                    Academy Proj (a).............................................      4.60%        06/15/25           515,375
        200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ Capital
                    Facs Fin Corp, BAM...........................................      5.00%        06/01/21           235,044
                                                                                                                --------------
                                                                                                                     2,404,619
                                                                                                                --------------
                 CALIFORNIA - 5.0%
        320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys,
                    Ser B........................................................      5.00%        07/01/23           376,371
      1,000,000  CA St Muni Fin Auth Chrt Sch Rev Palmdale Aeroscope
                    Academy Proj (a).............................................      5.00%        07/01/36         1,084,490
        500,000  CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc............      4.00%        02/01/23           541,085
        120,000  CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc............      4.00%        02/01/24           129,436
        300,000  CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr,
                    Ser A (a)....................................................      5.00%        12/01/36           328,533
        375,000  Golden St Tobacco Securitization Corp CA Tobacco Settlement
                    Asset-Backed Sr, Ser A-1.....................................      4.50%        06/01/27           381,469
        210,000  La Verne CA Ref Brethren Hillcrest Homes, COP...................      5.00%        05/15/22           240,609
        400,000  San Francisco City & Cnty CA Cops Port Facs Proj,
                    Ser C, AMT, COP..............................................      5.00%        03/01/22           483,508
                                                                                                                --------------
                                                                                                                     3,565,501
                                                                                                                --------------
                 COLORADO - 9.2%
      1,000,000  CO St Edl & Cultural Facs Auth Rev Ref Regis Univ Proj..........      5.00%        10/01/32         1,157,250
        605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                    Cmntys, Ser A................................................      5.00%        12/01/27           675,555
        500,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                    Cmntys, Ser A................................................      5.00%        12/01/33           545,230
        120,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj...............      5.00%        01/15/24           146,903
        500,000  Copperleaf CO Met Dist #2 Ref (b)...............................      5.25%        12/01/30           526,780
      1,000,000  Denver City & Cnty CO Arpt Rev Sys, Ser B.......................      4.00%        11/15/31         1,094,270
         55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                    Ser B, NATL-RE...............................................       (c)         09/01/22            48,222
        250,000  Harvest Junction CO Met Dist Ref & Impt.........................      5.00%        12/01/30           270,933
         60,000  Harvest Junction CO Met Dist Ref & Impt.........................      5.38%        12/01/37            65,015
        200,000  Park Creek CO Met Dist Rev Ref Sr Ltd Property
                    Tax Supported, Ser A.........................................      5.00%        12/01/29           232,890
        500,000  Park Creek CO Met Dist Rev Ref Sr Ltd Property
                    Tax Supported, Ser A.........................................      5.00%        12/01/34           568,405
        500,000  Promenade Castle Rock CO Met Dist #1, Ser A (b).................      5.13%        12/01/25           522,745
        160,000  Pub Auth For CO St Energy Nat Gas Purchase Rev..................      6.13%        11/15/23           200,710
        500,000  Sterling Ranch Cmnty Auth Brd CO Supported Rev, Ser A (b).......      5.50%        12/01/35           503,670
                                                                                                                --------------
                                                                                                                     6,558,578
                                                                                                                --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 CONNECTICUT - 1.9%
$       300,000  CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ref, Ser M.......      5.00%        07/01/34    $      354,789
        500,000  CT St Hlth & Edl Facs Auth Rev Temps Church Home of Hartford
                    Inc Proj, Ser B1 (a).........................................      3.25%        09/01/21           503,430
        500,000  CT St Hlth & Edl Facs Auth Rev Temps Church Home of Hartford
                    Inc Proj, Ser B2 (a).........................................      2.88%        09/01/20           502,485
                                                                                                                --------------
                                                                                                                     1,360,704
                                                                                                                --------------
                 FLORIDA - 4.4%
        225,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy &
                    Cornerstone Chrt High Sch....................................      5.50%        10/01/22           249,399
        500,000  Bexley CDD FL Spl Assmt Rev.....................................      4.10%        05/01/26           501,630
        605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                    Ser A, AGM, AMT..............................................      5.00%        04/01/22           710,445
        250,000  Citizens Property Insurance Corp. FL, Ser A-1...................      5.00%        06/01/22           297,068
         25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc. Proj, Ser A...      5.00%        08/15/19            27,638
        280,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc. Proj, Ser A...      5.50%        08/15/24           322,613
        600,000  Harmony FL CDD Capital Impt Rev Ref, Ser 2015...................      4.75%        05/01/25           610,560
         50,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref......................      5.00%        03/01/23            59,000
        220,000  Palm Beach Cnty FL Hlth Facs Auth Acts Retirement
                    Life Cmntys..................................................      5.50%        11/15/33           247,801
        100,000  UCF Stadium Corp FL Rev Ref, Ser A..............................      5.00%        03/01/24           121,870
                                                                                                                --------------
                                                                                                                     3,148,024
                                                                                                                --------------
                 GEORGIA - 2.7%
        350,000  Cedartown GA Polk Cnty Hosp Auth Rev Antic
                    Certs Polk Med Ctr...........................................      5.00%        07/01/39           400,984
        315,000  East Point GA Tax Allocation Ref................................      5.00%        08/01/21           359,267
        560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C...............      5.25%        10/01/27           654,265
        500,000  Sugar Hill GA Downtown Dev Auth Rev, Ser A......................      4.00%        12/01/32           536,480
                                                                                                                --------------
                                                                                                                     1,950,996
                                                                                                                --------------
                 GUAM - 1.6%
        630,000  Guam Govt Business Privilege Tax Rev Ref, Ser D.................      5.00%        11/15/22           746,859
        325,000  Guam Power Auth Rev Ref, Ser A, AGM.............................      5.00%        10/01/20           375,976
                                                                                                                --------------
                                                                                                                     1,122,835
                                                                                                                --------------
                 HAWAII - 0.5%
        170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific
                    Hlth Oblig Group, Ser B......................................      5.00%        07/01/30           195,289
        110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B.......................      5.63%        07/01/30           127,597
                                                                                                                --------------
                                                                                                                       322,886
                                                                                                                --------------
                 IDAHO - 0.8%
        500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D................      5.00%        12/01/33           577,045
                                                                                                                --------------
                 ILLINOIS - 4.4%
         40,000  Chicago IL Ref Projs, Ser A.....................................      5.00%        01/01/21            41,347
        100,000  Chicago IL Ref Projs, Ser A.....................................      5.00%        01/01/24           101,058
         25,000  Chicago IL Ref, Ser C...........................................      4.00%        01/01/22            24,737
        500,000  Chicago IL Ref, Ser C...........................................      5.00%        01/01/25           502,760
         35,000  Chicago IL Ref, Ser C, CABS.....................................       (c)         01/01/21            27,871
        285,000  Chicago IL Ref, Ser C, CABS.....................................       (c)         01/01/22           214,571
        100,000  IL St Fin Auth Rev Centegra Hlth Sys............................      5.00%        09/01/18           107,680
        145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A.....................      5.00%        09/01/22           170,720
         25,000  IL St Fin Auth Rev Central Dupage Hlth..........................      5.00%        11/01/27            28,257


Page 8                  See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)
                 ILLINOIS (CONTINUED)
$     1,000,000  IL St Fin Auth Rev Ref Christian Homes Inc......................      5.00%        05/15/36    $    1,094,060
         15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village................      5.13%        02/01/26            15,483
        500,000  IL St Fin Auth Rev Ref Plymouth Place...........................      5.00%        05/15/25           552,740
        200,000  Springfield IL Elec Rev Ref Sr Lien.............................      5.00%        03/01/23           240,356
                                                                                                                --------------
                                                                                                                     3,121,640
                                                                                                                --------------
                 INDIANA - 1.7%
        450,000  IN St Fin Auth Rev BHI Sr Living................................      5.50%        11/15/26           510,367
        110,000  IN St Fin Auth Rev BHI Sr Living................................      5.50%        11/15/31           122,376
        250,000  IN St Fin Auth Rev Edl Facs Discovery Chrt Sch Proj, Ser A......      5.50%        12/01/25           250,183
        250,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A................      5.75%        11/15/28           279,580
         40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A................      6.00%        11/15/28            45,659
                                                                                                                --------------
                                                                                                                     1,208,165
                                                                                                                --------------
                 KENTUCKY - 0.6%
        300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE..............      5.00%        09/01/22           354,780
         50,000  Russell KY Rev Bon Secours Hlth Sys.............................      5.00%        11/01/22            59,999
                                                                                                                --------------
                                                                                                                       414,779
                                                                                                                --------------
                 LOUISIANA - 3.7%
      1,000,000  LA St Pub Facs Auth Hosp Rev Ref Lafayette General Hlth
                    Sys Proj, Ser A..............................................      5.00%        11/01/35         1,157,870
        390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A...................      5.00%        07/01/30           456,035
        380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A...................      5.00%        07/01/31           443,798
        100,000  New Orleans LA Ref..............................................      5.00%        12/01/24           124,601
        400,000  New Orleans LA Sewage Svc Rev Ref...............................      5.00%        06/01/22           475,368
                                                                                                                --------------
                                                                                                                     2,657,672
                                                                                                                --------------
                 MAINE - 0.9%
        600,000  ME St Hlth & Hgr Edl Facs Auth Rev Estrn ME Med
                    Ctr Oblig Grp................................................      5.00%        07/01/33           659,316
                                                                                                                --------------
                 MARYLAND - 1.4%
        220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A........      5.38%        06/01/25           241,135
        750,000  Prince Georges Cnty MD Rev Auth Spl Oblig Suitland Naylor
                    Road Proj....................................................      5.00%        07/01/46           773,138
                                                                                                                --------------
                                                                                                                     1,014,273
                                                                                                                --------------
                 MICHIGAN - 2.5%
        890,000  MI St Fin Auth Ltd Oblig Rev Ref College for Creative
                    Studies Proj.................................................      5.00%        12/01/25         1,009,144
        100,000  MI St Fin Auth Rev Detroit Sch Dist.............................      5.50%        06/01/21           107,700
        500,000  MI St Fin Auth Rev Ref Local Govt Loan Program, Ser F1..........      3.80%        10/01/22           543,510
        125,000  MI St Fin Auth Rev Ref Local Govt Loan Program, Ser F1..........      3.88%        10/01/23           136,999
                                                                                                                --------------
                                                                                                                     1,797,353
                                                                                                                --------------
                 MINNESOTA - 2.0%
        250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj Ref......      3.50%        08/01/20           252,845
        500,000  Moorhead MN Edl Facs Rev Ref Concordia Clg Corp Proj............      5.00%        12/01/26           601,125
        500,000  Rochester MN Hlth Care & Hsg Rev Fac Homestead Rochester
                    Inc Proj, Ser A..............................................      5.00%        12/01/25           565,340
                                                                                                                --------------
                                                                                                                     1,419,310
                                                                                                                --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)
                 MISSISSIPPI - 2.3%
$       535,000  D'lberville MS Tax Increment Ltd Oblig Ref Gulf Coast
                    Promenade Proj...............................................      5.00%        04/01/33    $      590,998
         60,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A.....      5.00%        10/01/20            66,434
        615,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A.....      6.00%        10/01/24           710,110
         10,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A.....      6.25%        10/01/26            11,644
        250,000  MS St Dev Bank Spl Oblig Ref Muni Energy Agy of MS Pwr
                    Supply, Ser A, AGM...........................................      5.00%        03/01/22           292,388
                                                                                                                --------------
                                                                                                                     1,671,574
                                                                                                                --------------
                 MISSOURI - 2.0%
        200,000  MO St Hlth & Edl Facs Auth Edl Facs Rev St Louis Clg
                    Pharmacy, Ser B..............................................      5.00%        05/01/30           219,758
         10,000  MO St Hlth & Edl Facs Auth Lutheran Sr Svcs.....................      5.00%        02/01/23            11,752
        550,000  MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Sr...........      5.38%        02/01/35           609,031
        600,000  St Louis Cnty MO Indl Dev Auth Ref Nazareth Living Ctr
                    Proj, Ser A..................................................      4.00%        08/15/20           610,848
                                                                                                                --------------
                                                                                                                     1,451,389
                                                                                                                --------------
                 NEBRASKA - 2.0%
      1,245,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3..............      5.00%        09/01/27         1,430,717
                                                                                                                --------------
                 NEVADA - 0.8%
        485,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref......................      5.00%        06/01/22           535,658
                                                                                                                --------------
                 NEW JERSEY - 3.2%
        500,000  NJ St Econ Dev Auth Ref, Ser A, BAM.............................      5.00%        06/15/23           577,815
        125,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth, Ser A.....      4.63%        07/01/23           141,396
        600,000  NJ St Transit Corp, Ser A, GAN..................................      5.00%        09/15/21           684,222
        525,000  NJ St Transn Trust Fund Auth Transn Sys, Ser D..................      5.25%        12/15/23           596,820
        230,000  NJ St Turnpike Auth, Ser A......................................      5.00%        01/01/32           275,947
                                                                                                                --------------
                                                                                                                     2,276,200
                                                                                                                --------------
                 NEW YORK - 0.6%
        100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park..      5.00%        11/15/22           115,237
        115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park..      5.00%        11/15/24           134,174
         85,000  NY St Dorm Auth Revs Non St Supported Debt Pace
                    Univ, Ser A..................................................      5.00%        05/01/23            98,436
         15,000  Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth
                    Svcs Long Island Oblig Grp Proj..............................      5.00%        07/01/28            17,917
         85,000  Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth
                    Svcs Long Island Oblig Grp Proj..............................      5.00%        07/01/28            95,221
                                                                                                                --------------
                                                                                                                       460,985
                                                                                                                --------------
                 NORTH CAROLINA - 1.5%
        900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ
                    Fndtn Proj, Ser A, AGM.......................................      5.00%        06/01/26         1,077,615
                                                                                                                --------------
                 NORTH DAKOTA - 0.4%
        225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A...      5.00%        07/01/22           267,764
                                                                                                                --------------
                 OHIO - 1.6%
        700,000  Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj............      5.25%        06/01/27           814,716
        100,000  OH St Wtr Dev Auth Poll Control Facs Rev Ref First Energy
                    Nuclear Generation Proj, Ser B (d)...........................      4.00%        06/03/19           104,753
        230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys........      5.00%        12/01/23           251,815
                                                                                                                --------------
                                                                                                                     1,171,284
                                                                                                                --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)
                 OKLAHOMA - 1.7%
$       100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM.......................      5.00%        06/01/28    $      113,784
        950,000  Tulsa OK Arpts Impt Trust, Ser A, AMT, BAM......................      5.00%        06/01/23         1,093,203
                                                                                                                --------------
                                                                                                                     1,206,987
                                                                                                                --------------
                 OREGON - 0.4%
        275,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza......      5.00%        12/01/20           306,053
                                                                                                                --------------
                 PENNSYLVANIA - 4.7%
        500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear,
                    Ser B (d)....................................................      3.50%        06/01/20           518,465
        500,000  Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch......      5.00%        10/01/34           546,965
        500,000  Middletown PA Sch Dist, Ser A...................................      5.00%        03/01/28           590,215
         50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                    Cmntys Ref...................................................      5.00%        11/15/29            55,449
        500,000  Philadelphia PA Ref, Ser A......................................      5.25%        07/15/28           600,755
        500,000  Philadelphia PA, Ser B..........................................      5.00%        08/01/23           604,390
        405,000  Southcentral PA General Auth Rev Ref Hanover Hosp Inc...........      5.00%        12/01/23           467,520
                                                                                                                --------------
                                                                                                                     3,383,759
                                                                                                                --------------
                 SOUTH CAROLINA - 4.8%
        250,000  Lancaster Cnty SC Assmt Rev Ref Walnut Creek Impt Dist,
                    Ser A-1......................................................      3.13%        12/01/22           250,710
        745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3................      5.00%        01/01/23           857,167
         30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A......      5.00%        08/01/23            36,039
        150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                    Ser A, AGM...................................................      5.50%        08/01/24           180,301
      1,285,000  SC St Pub Svc Auth Rev Ref Obligs, Ser B........................      5.00%        12/01/32         1,530,988
        500,000  Scago SC Edl Facs Corp For Pickens Sch Dist Ref.................      5.00%        12/01/29           598,675
                                                                                                                --------------
                                                                                                                     3,453,880
                                                                                                                --------------
                 SOUTH DAKOTA - 0.0%
         30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B....................      5.50%        07/01/35            32,592
                                                                                                                --------------
                 TENNESSEE - 2.1%
        325,000  Chattanooga TN Hlth Edl & Hsg Fac Brd Rev Ref-Student Hsg
                    Cdfi Phase I.................................................      5.00%        10/01/23           384,693
        600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT.......      5.75%        07/01/23           693,486
        250,000  Met Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd
                    Vanderbilt Univ Med Ctr, Ser A...............................      5.00%        07/01/40           291,112
        120,000  TN St Energy Acquisition Corp Gas Rev, Ser A....................      5.25%        09/01/22           143,453
                                                                                                                --------------
                                                                                                                     1,512,744
                                                                                                                --------------
                 TEXAS - 11.3%
        600,000  Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp
                    Mtg Ref......................................................      5.00%        12/01/24           676,104
        550,000  Central TX Regl Mobility Auth Rev Ref Sub Lien..................      5.00%        01/01/33           617,331
        500,000  Cinco Southwest TX Muni Utility Dist #1
                    Contract Rev Ref, BAM........................................      4.00%        12/01/30           538,210
        600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt Dist #1.......      6.13%        09/01/28           628,092
        500,000  Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E
                    Proj, AMT....................................................      4.50%        07/01/20           548,790
        530,000  Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest
                    Airls Co Proj................................................      5.00%        11/01/28           602,138
        500,000  Lower Colorado River TX Auth Rev Unrefunded Ref, Ser B..........      5.00%        05/15/32           578,965


                        See Notes to Financial Statements                Page 11

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)
                 TEXAS (CONTINUED)
$        500,00  Mission TX Econ Dev Corp Rev Senior Lien Nat Gasoline
                    Proj, Ser B, AMT (e).........................................      5.75%        10/01/31    $      521,710
        290,000  New Hope Cultural Ed Facs Fin Corp TX Retirement Fac Rev
                     Wesleyan Homes Inc Proj.....................................      5.00%        01/01/24           302,795
        500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev Chf
                    Collegiate Hsg Galveston I LLC TX A&M Univ Galveston.........      5.00%        04/01/22           556,340
         25,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev Chf
                    Stephenville-Tarleton St Univ Proj, Ser A....................      4.25%        04/01/22            26,905
        495,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev
                    MRC Crestview, Ser A.........................................      7.75%        11/15/31           578,254
        600,000  TX St Muni Gas Acquisition & Supply Corp III Gas Supply Rev.....      5.00%        12/15/24           704,484
        500,000  TX St Muni Gas Acquisition & Supply Corp lII Gas Supply Rev.....      5.00%        12/15/30           567,920
        500,000  Viridian TX Muni Mgmt Dist Ref Util Impt, BAM...................      6.00%        12/01/26           655,950
                                                                                                                --------------
                                                                                                                     8,103,988
                                                                                                                --------------
                 UTAH - 0.7%
        500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy
                    Proj (a).....................................................      6.00%        04/15/45           526,835
                                                                                                                --------------
                 VERMONT - 0.9%
        550,000  Burlington VT Ref Cops Lakeview Garage Project, Ser A, COP......      5.00%        12/01/24           634,414
                                                                                                                --------------
                 VIRGIN ISLANDS - 0.3%
        190,000  Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ref, Ser A...........      4.00%        07/01/21           202,192
                                                                                                                --------------
                 WASHINGTON - 1.1%
        155,000  Mason Cnty WA Pub Utility Dist #1 Sys...........................      3.50%        12/01/21           159,190
        110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A...............      5.00%        12/01/22           125,075
        165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp..............      5.00%        12/01/20           183,026
        250,000  Tobacco Settlement Auth WA Tobacco Settlement Rev Ref...........      5.00%        06/01/23           294,015
         35,000  WA St Hsg Fin Commission Ref Emerald Heights Proj...............      5.00%        07/01/22            40,922
                                                                                                                --------------
                                                                                                                       802,228
                                                                                                                --------------
                 WISCONSIN - 4.8%
      1,000,000  Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj,
                    Ser B, AMT...................................................      5.00%        12/01/25         1,151,870
        500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ...............      5.00%        10/01/28           590,450
      1,175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                    Oblig Group..................................................      5.00%        08/15/31         1,379,051
        175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                    Oblig Group..................................................      5.00%        08/15/33           203,411
        100,000  WI St Hlth & Edl Facs Auth Rev Ref St Johns Cmntys Inc,
                    Ser B........................................................      4.00%        09/15/23           106,467
                                                                                                                --------------
                                                                                                                     3,431,249
                                                                                                                --------------
                 WYOMING - 0.1%
         50,000  WY Cmnty Dev Auth Student Hsg Rev Chf Wyoming LLC...............      6.25%        07/01/31            56,360
                                                                                                                --------------
                 TOTAL INVESTMENTS - 95.6%...................................................................       68,430,744
                 (Cost $66,483,331) (f)
                 NET OTHER ASSETS AND LIABILITIES - 4.4%.....................................................        3,127,466
                                                                                                                --------------
                 NET ASSETS - 100.0%.........................................................................   $   71,558,210
                                                                                                                ==============


Page 12                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)


-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2016, securities noted as such amounted to $3,461,148 or 4.8% of net assets.

(b) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.

(c)   Zero coupon bond.

(d) Security has a mandatory put by the holder. Maturity date reflects such put.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,983,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,791.

            AGM  Assured Guaranty Municipal Corp.
            AMT  Alternative Minimum Tax
            BAM  Building America Mutual
           CABS  Capital Appreciation Bonds
            COP  Certificates of Participation
            GAN  Grant Anticipation Notes
        NATL-RE  National Public Finance Guarantee Corp.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2016        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Municipal Bonds*...................................    $  68,430,744   $          --   $   68,430,744   $           --
                                                       =============   =============   ==============   ==============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $   68,430,744
Cash...................................................................           5,803,286
Receivables:
   Investment securities sold..........................................           1,580,120
   Interest............................................................             825,718
   Miscellaneous.......................................................               2,144
                                                                             --------------
   Total Assets........................................................          76,642,012
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           5,055,691
   Investment advisory fees............................................              28,111
                                                                             --------------
   Total Liabilities...................................................           5,083,802
                                                                             --------------
NET ASSETS.............................................................      $   71,558,210
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   69,633,003
Par value..............................................................              13,500
Accumulated net investment income (loss)...............................             (71,408)
Accumulated net realized gain (loss) on investments....................              35,702
Net unrealized appreciation (depreciation) on investments..............           1,947,413
                                                                             --------------
NET ASSETS.............................................................      $   71,558,210
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        53.01
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           1,350,002
                                                                             ==============
Investments, at cost...................................................      $   66,483,331
                                                                             ==============


Page 14                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $      767,081
                                                                             --------------
   Total investment income.............................................             767,081
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................             165,401
                                                                             --------------
   Total expenses......................................................             165,401
   Less fees waived by the investment advisor..........................             (22,894)
                                                                             --------------
   Net expenses........................................................             142,507
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             624,574
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................              35,738
   Net change in unrealized appreciation (depreciation) on
     investments.......................................................           1,460,924
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           1,496,662
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    2,121,236
                                                                             ==============


                        See Notes to Financial Statements                Page 15

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                               SIX MONTHS            FOR THE
                                                                                  ENDED               YEAR
                                                                                4/30/2016             ENDED
                                                                               (UNAUDITED)         10/31/2015
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)...........................................      $      624,574      $      626,851
Net realized gain (loss)...............................................              35,738             179,530
Net change in unrealized appreciation (depreciation)...................           1,460,924              32,171
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........           2,121,236             838,552
                                                                             --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................            (701,501)           (638,253)
Net realized gain......................................................            (172,240)                 --
                                                                             --------------      --------------
Total distributions to shareholders....................................            (873,741)           (638,253)
                                                                             --------------      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          36,781,475          15,444,063
Cost of shares redeemed................................................                  --          (2,559,895)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          36,781,475          12,884,168
                                                                             --------------      --------------
Total increase (decrease) in net assets................................          38,028,970          13,084,467

NET ASSETS:
Beginning of period....................................................          33,529,240          20,444,773
                                                                             --------------      --------------
End of period..........................................................      $   71,558,210      $   33,529,240
                                                                             ==============      ==============
Accumulated net investment income (loss) at end of period..............      $      (71,408)     $        5,519
                                                                             ==============      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             650,002             400,002
Shares sold............................................................             700,000             300,000
Shares redeemed........................................................                  --             (50,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................           1,350,002             650,002
                                                                             ==============      ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS                      FOR THE PERIOD
                                                    ENDED             YEAR        5/13/2014 (a)
                                                  4/30/2016          ENDED           THROUGH
                                                 (UNAUDITED)       10/31/2015       10/31/2014
                                                --------------   --------------   --------------
Net asset value, beginning of period              $    51.58       $    51.11       $    50.00
                                                  ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.63             1.35             0.56
Net realized and unrealized gain (loss)                 1.71             0.50             1.20
                                                  ----------       ----------       ----------
Total from investment operations                        2.34             1.85             1.76
                                                  ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.69)           (1.38)           (0.55)
Net realized gain                                      (0.22)              --               --
Return of capital                                         --               --            (0.10)
                                                  ----------       ----------       ----------
Total distributions                                    (0.91)           (1.38)           (0.65)
                                                  ----------       ----------       ----------
Net asset value, end of period                    $    53.01       $    51.58       $    51.11
                                                  ==========       ==========       ==========
TOTAL RETURN (b)                                        4.57%            3.66%            3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   71,558       $   33,529       $   20,445
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.65% (c)        0.65%            0.65% (c)
Ratio of net expenses to average net assets             0.56% (c)        0.65%            0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                   2.45% (c)        2.63%            2.40% (c)
Portfolio turnover rate (d)                               42%             109%              69%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of seven funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market, LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act") for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

     10)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2016, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                    ACQUISITION     PRINCIPAL                 CARRYING                % OF NET
SECURITY                                               DATE       VALUE/SHARES       PRICE      COST         VALUE     ASSETS
------------------------------------------------------------------------------------------------------------------------------
Mission TX Econ Dev Corp Rev Senior Lien Nat
   Gasoline Proj, Ser B                              04/28/16      $ 500,000         104      $ 477,840    $ 521,710    0.73%

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2015, was as follows:

Distributions paid from:
Ordinary income....................................         $    25,837
Tax-exempt income..................................             612,416
Return of capital..................................                  --

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................         $     5,519
Accumulated capital and other losses...............             172,204
Net unrealized appreciation (depreciation).........             486,489

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders "exempt dividends" as defined in the Internal Revenue Code.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

On February 2, 2016, the Trust's Board of Trustees and the Advisor entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until March 1, 2017. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2017. First Trust does not have the right to recover the fees waived. During the six months ended April 30, 2016, the Advisor waived fees of $22,894.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2016, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $55,450,372 and $20,154,498, respectively.

For the six months ended April 30, 2016, the Fund had no in-kind transactions.

                                 5. BORROWINGS

The Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $140 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of excess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2016, the commitment was $80 million and the commitment fee was 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2016.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 19, 2016, the Fund declared a distribution of $0.11 per share to shareholders of record on May 24, 2016, payable May 31, 2016.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2016 (UNAUDITED)

raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and to meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL SECURITIES MARKET LIQUIDITY RISK. Inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, as of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. As a result, the Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 Act (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

POLITICAL AND ECONOMIC RISKS. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

FIRST TRUST

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Long/Short Equity ETF (FTLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 15
Statement of Operations...................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Long/Short Equity ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016

Dear Shareholders:

Thank you for your investment in First Trust Long/Short Equity ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

The investment objective of First Trust Long/Short Equity ETF (the "Fund") is to seek to provide investors with long-term total return. The Fund pursues its objective by establishing long and short positions in a portfolio of Equity Securities (as defined below). Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The securities of the companies and ETFs in which the Fund will invest are referred to collectively as "Equity Securities." The Equity Securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts.

The Fund takes long and short positions in Equity Securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL         CUMULATIVE
                                                                              TOTAL RETURNS        TOTAL RETURNS
                                          6 Months Ended   1 Year Ended    Inception (9/8/14)   Inception (9/8/14)
                                              4/30/16         4/30/16          to 4/30/16           to 4/30/16
FUND PERFORMANCE
NAV                                           -2.36           -1.78%            4.21%                  7.01%
Market Price                                  -2.54           -1.96%            4.17%                  6.94%

INDEX PERFORMANCE
S&P 500 Index                                  0.43%           1.21%            4.07%                  6.77%
-------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

-----------------------------------------------------------
                                                   % OF
                                               LONG-TERM
PORTFOLIO SECTOR ALLOCATION                   INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                            13.9%
Consumer Staples                                  15.0
Energy                                             6.1
Financials                                        14.7
Health Care                                       13.6
Industrials                                       11.1
Information Technology                            18.8
Materials                                          3.6
Telecommunication Services                         3.2
                                                -------
     Total                                       100.0%
                                                =======

-----------------------------------------------------------
                                                   % OF
                                                INVESTMENTS
PORTFOLIO SECTOR ALLOCATION                     SOLD SHORT
-----------------------------------------------------------
Consumer Discretionary                            17.3%
Consumer Staples                                   2.9
Energy                                             7.4
Financials                                        16.8
Health Care                                       15.7
Industrials                                       18.9
Information Technology                            14.9
Materials                                          5.7
Telecommunication Services                         0.4
                                                -------
     Total                                       100.0%
                                                =======

-----------------------------------------------------------
TOP TEN LONG-TERM INVESTMENTS               % OF NET ASSETS
-----------------------------------------------------------
Apple, Inc.                                        3.3%
Vodafone Group PLC, ADR                            2.8
Seritage Growth Properties                         2.7
Novartis AG, ADR                                   2.5
JPMorgan Chase & Co.                               2.4
McDonald's Corp.                                   2.4
Urban Edge Properties                              2.3
U.S. Bancorp                                       2.3
Phillip Morris International, Inc.                 2.3
Republic Services, Inc.                            2.3
                                                -------
     Total                                        25.3%
                                                =======

-----------------------------------------------------------
TOP TEN INVESTMENTS SOLD SHORT              % OF NET ASSETS
-----------------------------------------------------------
SunTrust Banks, Inc.                               -0.6%
Hewlett Packard Enterprise Co.                     -0.6
Zimmer Biomet Holdings, Inc.                       -0.6
Covanta Holding Corp.                              -0.6
Clean Harbors, Inc.                                -0.6
ConocoPhillips                                     -0.6
Emerson Electric Co.                               -0.5
DuPont Fabros Technology, Inc.                     -0.5
Yum! Brands, Inc.                                  -0.5
United Technologies Corp.                          -0.5
                                                -------
     Total                                        -5.6%
                                                =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 8, 2014 - APRIL 30, 2016

                First Trust Long/Short                 S&P 500
                      Equity ETF                        Index
9/8/14                 $10,000                         $10,000
10/31/14                10,186                          10,105
4/30/15                 10,895                          10,550
10/31/15                10,960                          10,631
4/30/16                 10,701                          10,676

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 9, 2014 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/9/14 - 10/31/14           23               3               0             0
11/1/14 - 10/31/15         190               7               0             1
11/1/15 - 4/30/16           97               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/9/14 - 10/31/14            9               4               0             0
11/1/14 - 10/31/15          41              12               0             0
11/1/15 - 4/30/16           26               1               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Alternatives Investment team was formed in July of 2011 and is headed by John Gambla, CFA, FRM, PRM and Rob Guttschow, CFA. Prior to joining First Trust, Messrs. Gambla and Guttschow were Co-Chief Investment Officers at Nuveen Hyde Park, a quantitative money manager. The team focuses on systematic and disciplined strategies using a variety of statistical techniques along with a fundamental overlay based upon their combined 40+ years of investment experience. Currently the team manages/consults for a variety of portfolios structured as exchanged-traded funds and separately managed accounts in the United States, Canada, and Mexico.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST, FTA-ALTERNATIVES & ACTIVE MANAGEMENT TEAM

ROB GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST, FTA-ALTERNATIVES & ACTIVE MANAGEMENT TEAM

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)

As a shareholder of First Trust Long/Short Equity ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                     BEGINNING            ENDING          EXPENSE RATIO        DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE      BASED ON THE          SIX-MONTH
                                                 NOVEMBER 1, 2015     APRIL 30, 2016    SIX-MONTH PERIOD       PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG/SHORT EQUITY ETF
Actual                                              $1,000.00          $  976.40              1.50%                $7.37
Hypothetical (5% return before expenses)            $1,000.00          $1,017.40              1.50%                $7.52

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), and multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS - 90.6%

               AEROSPACE & DEFENSE - 3.0%
      17,656   Boeing (The) Co. (a)............................................................................  $   2,380,029
       8,780   Huntington Ingalls Industries, Inc..............................................................      1,271,080
                                                                                                                 -------------
                                                                                                                     3,651,109
                                                                                                                 -------------
               AIR FREIGHT & LOGISTICS - 0.4%
      10,186   Expeditors International of Washington, Inc.....................................................        505,327
                                                                                                                 -------------
               AIRLINES - 1.7%
      12,623   Hawaiian Holdings, Inc. (b).....................................................................        531,050
      19,931   JetBlue Airways Corp. (b).......................................................................        394,434
      25,326   Southwest Airlines Co...........................................................................      1,129,793
                                                                                                                 -------------
                                                                                                                     2,055,277
                                                                                                                 -------------
               BANKS - 6.9%
     139,134   Banco Santander S.A., ADR (a)...................................................................        699,844
      43,786   HSBC Holdings PLC, ADR (a)......................................................................      1,459,387
      40,690   Investors Bancorp, Inc..........................................................................        469,969
      46,708   JPMorgan Chase & Co. (a)........................................................................      2,951,946
      66,766   U.S. Bancorp (a)................................................................................      2,850,241
                                                                                                                 -------------
                                                                                                                     8,431,387
                                                                                                                 -------------
               BEVERAGES - 2.0%
      23,476   PepsiCo, Inc. (a)...............................................................................      2,417,089
                                                                                                                 -------------
               BIOTECHNOLOGY - 2.4%
       8,991   Amgen, Inc. (a).................................................................................      1,423,275
      16,883   Gilead Sciences, Inc. (a).......................................................................      1,489,250
                                                                                                                 -------------
                                                                                                                     2,912,525
                                                                                                                 -------------
               BUILDING PRODUCTS - 0.8%
      19,061   Gibraltar Industries, Inc. (b)..................................................................        504,163
      16,191   Masco Corp......................................................................................        497,226
                                                                                                                 -------------
                                                                                                                     1,001,389
                                                                                                                 -------------
               CHEMICALS - 2.0%
      37,814   Dow Chemical (The) Co. (a)......................................................................      1,989,395
       5,942   LyondellBasell Industries N.V., Class A (a).....................................................        491,225
                                                                                                                 -------------
                                                                                                                     2,480,620
                                                                                                                 -------------
               COMMERCIAL SERVICES & SUPPLIES - 2.3%
      59,230   Republic Services, Inc. (a).....................................................................      2,787,956
                                                                                                                 -------------
               CONSTRUCTION & ENGINEERING - 1.1%
      24,012   Fluor Corp......................................................................................      1,312,496
                                                                                                                 -------------
               CONSUMER FINANCE - 0.5%
       7,562   Capital One Financial Corp......................................................................        547,413
                                                                                                                 -------------
               CONTAINERS & PACKAGING - 1.0%
      24,976   Bemis Co., Inc..................................................................................      1,253,296
                                                                                                                 -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
       6,384   Atlantic Tele-Network, Inc......................................................................        459,073
                                                                                                                 -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
       5,603   SYNNEX Corp.....................................................................................        462,640
                                                                                                                 -------------
               ENERGY EQUIPMENT & SERVICES - 1.8%
      36,322   Frank's International NV........................................................................        604,761
      42,739   National Oilwell Varco, Inc. (a)................................................................      1,540,314
                                                                                                                 -------------
                                                                                                                     2,145,075
                                                                                                                 -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

               FOOD & STAPLES RETAILING - 2.8%
      11,107   Costco Wholesale Corp. (a)......................................................................  $   1,645,280
      25,772   Wal-Mart Stores, Inc. (a).......................................................................      1,723,374
                                                                                                                 -------------
                                                                                                                     3,368,654
                                                                                                                 -------------
               FOOD PRODUCTS - 4.1%
      60,580   Hormel Foods Corp...............................................................................      2,335,359
      40,702   Tyson Foods, Inc., Class A......................................................................      2,679,006
                                                                                                                 -------------
                                                                                                                     5,014,365
                                                                                                                 -------------
               HEALTH CARE PROVIDERS & SERVICES - 0.9%
      14,280   Express Scripts Holding Co. (b).................................................................      1,052,864
                                                                                                                 -------------
               HEALTH CARE TECHNOLOGY - 2.0%
      48,183   Computer Programs & Systems, Inc................................................................      2,473,233
                                                                                                                 -------------
               HOTELS, RESTAURANTS & LEISURE - 3.2%
       9,713   Carnival Corp...................................................................................        476,423
      23,252   McDonald's Corp. (a)............................................................................      2,941,145
      26,725   SeaWorld Entertainment, Inc.....................................................................        532,629
                                                                                                                 -------------
                                                                                                                     3,950,197
                                                                                                                 -------------
               HOUSEHOLD DURABLES - 0.9%
      17,257   TopBuild Corp. (b)..............................................................................        538,764
       9,007   Tupperware Brands Corp..........................................................................        523,036
                                                                                                                 -------------
                                                                                                                     1,061,800
                                                                                                                 -------------
               HOUSEHOLD PRODUCTS - 2.1%
      32,619   Procter & Gamble (The) Co. (a)..................................................................      2,613,434
                                                                                                                 -------------
               INTERNET & CATALOG RETAIL - 0.5%
         971   Amazon.com, Inc. (b)............................................................................        640,462
                                                                                                                 -------------
               INTERNET SOFTWARE & SERVICES - 3.8%
       1,718   Alphabet, Inc., Class A (b).....................................................................      1,216,138
       3,716   Alphabet, Inc., Class C (a) (c).................................................................      2,575,225
      36,469   eBay, Inc. (b)..................................................................................        890,938
                                                                                                                 -------------
                                                                                                                     4,682,301
                                                                                                                 -------------
               IT SERVICES - 2.5%
       4,903   CACI International, Inc., Class A (b)...........................................................        471,423
      18,630   Paychex, Inc....................................................................................        970,996
      10,713   Total System Services, Inc......................................................................        547,863
       6,598   Visa, Inc., Class A (a).........................................................................        509,629
      25,565   Western Union Co................................................................................        511,300
                                                                                                                 -------------
                                                                                                                     3,011,211
                                                                                                                 -------------
               MACHINERY - 1.3%
       4,836   Cummins, Inc....................................................................................        565,957
      29,031   FreightCar America, Inc.........................................................................        497,882
      20,796   Global Brass & Copper Holdings, Inc.............................................................        563,571
                                                                                                                 -------------
                                                                                                                     1,627,410
                                                                                                                 -------------
               MEDIA - 1.2%
      33,385   Discovery Communications, Inc. (b)..............................................................        894,051
       9,493   Liberty Broadband Corp. (b).....................................................................        543,474
                                                                                                                 -------------
                                                                                                                     1,437,525
                                                                                                                 -------------
               METALS & MINING - 0.5%
      31,701   Ternium S.A., ADR (a)...........................................................................        647,017
                                                                                                                 -------------


Page 8                  See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

               MULTILINE RETAIL - 1.8%
      28,209   Target Corp. (a)................................................................................  $   2,242,615
                                                                                                                 -------------
               OIL, GAS & CONSUMABLE FUELS - 2.8%
      30,111   Exxon Mobil Corp. (a)...........................................................................      2,661,813
      12,037   Valero Energy Corp..............................................................................        708,618
                                                                                                                 -------------
                                                                                                                     3,370,431
                                                                                                                 -------------
               PERSONAL PRODUCTS - 0.6%
      17,654   Unilever NV.....................................................................................        777,129
                                                                                                                 -------------
               PHARMACEUTICALS - 8.2%
      24,640   Johnson & Johnson (a)...........................................................................      2,761,651
       7,066   Mallinckrodt PLC (b)............................................................................        441,766
      44,363   Merck & Co., Inc. (a)...........................................................................      2,432,867
      12,400   Mylan NV (b)....................................................................................        517,204
      40,845   Novartis AG, ADR (a)............................................................................      3,102,995
      13,043   Novo Nordisk A/S, ADR...........................................................................        727,669
                                                                                                                 -------------
                                                                                                                     9,984,152
                                                                                                                 -------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
      82,933   Intel Corp. (a).................................................................................      2,511,211
       6,752   LAM Research Corp...............................................................................        515,853
      29,568   MaxLinear, Inc. (b).............................................................................        495,264
      15,116   NVIDIA Corp. (a)................................................................................        537,072
      45,003   Texas Instruments, Inc. (a).....................................................................      2,566,971
                                                                                                                 -------------
                                                                                                                     6,626,371
                                                                                                                 -------------
               SOFTWARE - 1.4%
      17,354   Aspen Technology, Inc. (b)......................................................................        659,972
      37,027   CA, Inc.........................................................................................      1,098,221
                                                                                                                 -------------
                                                                                                                     1,758,193
                                                                                                                 -------------
               SPECIALTY RETAIL - 6.2%
       2,033   AutoZone, Inc. (b)..............................................................................      1,555,712
      19,157   Home Depot (The), Inc. (a)......................................................................      2,564,931
      24,130   Lowe's Cos., Inc................................................................................      1,834,363
      21,202   TJX (The) Cos., Inc.............................................................................      1,607,536
                                                                                                                 -------------
                                                                                                                     7,562,542
                                                                                                                 -------------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
      43,431   Apple, Inc. (a).................................................................................      4,071,222
      12,025   Cray, Inc. (b)..................................................................................        455,387
      62,985   Super Micro Computer, Inc. (b)..................................................................      1,694,926
                                                                                                                 -------------
                                                                                                                     6,221,535
                                                                                                                 -------------
               TOBACCO - 3.3%
      18,604   Altria Group, Inc...............................................................................      1,166,657
      29,042   Philip Morris International, Inc. (a)...........................................................      2,849,601
                                                                                                                 -------------
                                                                                                                     4,016,258
                                                                                                                 -------------
               TRANSPORTATION INFRASTRUCTURE - 0.5%
       5,856   Grupo Aeroportuario del Pacifico SAB de CV, ADR.................................................        552,924
                                                                                                                 -------------
               WIRELESS TELECOMMUNICATION SERVICES - 2.8%
     105,616   Vodafone Group PLC, ADR (a).....................................................................      3,457,868
                                                                                                                 -------------
               TOTAL COMMON STOCKS.............................................................................    110,573,163
               (Cost $107,838,130)                                                                               -------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS - 7.2%

               REAL ESTATE INVESTMENT TRUSTS - 7.2%
      59,376   CYS Investments, Inc............................................................................  $     481,539
       6,865   Digital Realty Trust, Inc.......................................................................        603,983
      32,800   Government Properties Income Trust..............................................................        620,576
      61,744   Seritage Growth Properties......................................................................      3,295,277
       2,549   Simon Property Group, Inc. (a)..................................................................        512,782
      36,966   Sunstone Hotel Investors, Inc...................................................................        473,535
     110,585   Urban Edge Properties...........................................................................      2,868,575
                                                                                                                 -------------
               TOTAL REAL ESTATE INVESTMENT TRUSTS.............................................................      8,856,267
               (Cost $7,620,249)                                                                                 -------------

MASTER LIMITED PARTNERSHIPS - 1.5%

               OIL, GAS & CONSUMABLE FUELS - 1.5%
       7,582   Buckeye Partners, L.P. (a)......................................................................        545,904
      11,376   Magellan Midstream Partners, L.P. (a)...........................................................        819,869
      19,807   Northern Tier Energy L.P. (a)...................................................................        452,590
                                                                                                                 -------------
               TOTAL MASTER LIMITED PARTNERSHIPS...............................................................      1,818,363
               (Cost $1,672,159)                                                                                 -------------

               TOTAL LONG-TERM INVESTMENTS - 99.3%.............................................................    121,247,793
               (Cost $117,130,538) (d)                                                                           -------------

COMMON STOCKS SOLD SHORT - (24.6%)
               AEROSPACE & DEFENSE - (1.3%)
      (6,347)  Orbital ATK, Inc................................................................................       (552,189)
      (4,192)  Rockwell Collins, Inc...........................................................................       (369,692)
      (6,216)  United Technologies Corp........................................................................       (648,764)
                                                                                                                 -------------
                                                                                                                    (1,570,645)
                                                                                                                 -------------
               AUTOMOBILES - (0.5%)
     (34,235)  Ford Motor Co...................................................................................       (464,227)
      (4,070)  General Motors Co...............................................................................       (129,426)
                                                                                                                 -------------
                                                                                                                      (593,653)
                                                                                                                 -------------
               BANKS - (1.3%)
     (10,962)  Fulton Financial Corp...........................................................................       (153,358)
      (1,459)  PNC Financial Services Group, Inc...............................................................       (128,071)
     (17,651)  SunTrust Banks, Inc.............................................................................       (736,753)
     (12,344)  Wells Fargo & Co................................................................................       (616,953)
                                                                                                                 -------------
                                                                                                                    (1,635,135)
                                                                                                                 -------------
               BEVERAGES - (0.8%)
      (1,797)  Constellation Brands, Inc.......................................................................       (280,440)
      (6,775)  Molson Coors Brewing Co.........................................................................       (647,893)
                                                                                                                 -------------
                                                                                                                      (928,333)
                                                                                                                 -------------
               BIOTECHNOLOGY - (0.8%)
     (16,227)  ImmunoGen, Inc. (b).............................................................................       (111,155)
     (21,970)  Ironwood Pharmaceuticals, Inc. (b)..............................................................       (229,586)
     (41,145)  Merrimack Pharmaceuticals, Inc. (b).............................................................       (291,307)
      (2,719)  Ophthotech Corp. (b)............................................................................       (127,086)
      (4,112)  Portola Pharmaceuticals, Inc. (b)...............................................................        (97,701)
      (3,106)  TESARO, Inc. (b)................................................................................       (128,713)
                                                                                                                 -------------
                                                                                                                      (985,548)
                                                                                                                 -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS SOLD SHORT (CONTINUED)

               CHEMICALS - (0.7%)
      (2,141)  Air Products & Chemicals, Inc...................................................................  $    (312,350)
      (4,760)  Praxair, Inc....................................................................................       (559,110)
                                                                                                                 -------------
                                                                                                                      (871,460)
                                                                                                                 -------------
               COMMERCIAL SERVICES & SUPPLIES - (1.8%)
      (6,940)  Cintas Corp.....................................................................................       (623,073)
     (14,195)  Clean Harbors, Inc. (b).........................................................................       (701,233)
     (43,264)  Covanta Holding Corp............................................................................       (703,473)
      (5,686)  Tetra Tech, Inc.................................................................................       (167,168)
                                                                                                                 -------------
                                                                                                                    (2,194,947)
                                                                                                                 -------------
               CONSTRUCTION & ENGINEERING - (0.4%)
     (19,705)  KBR, Inc........................................................................................       (306,610)
      (8,266)  MasTec, Inc. (b)................................................................................       (187,307)
                                                                                                                 -------------
                                                                                                                      (493,917)
                                                                                                                 -------------
               CONSUMER FINANCE - (0.5%)
     (11,416)  Discover Financial Services.....................................................................       (642,378)
                                                                                                                 -------------
               CONTAINERS & PACKAGING - (0.6%)
      (6,509)  International Paper Co..........................................................................       (281,644)
      (9,516)  Sealed Air Corp.................................................................................       (450,678)
                                                                                                                 -------------
                                                                                                                      (732,322)
                                                                                                                 -------------
               DIVERSIFIED CONSUMER SERVICES - (0.3%)
      (4,070)  Bright Horizons Family Solutions (b)............................................................       (267,074)
      (3,876)  ServiceMaster Global Holdings, Inc. (b).........................................................       (148,528)
                                                                                                                 -------------
                                                                                                                      (415,602)
                                                                                                                 -------------
               ELECTRICAL EQUIPMENT - (0.6%)
     (12,184)  Emerson Electric Co.............................................................................       (665,612)
                                                                                                                 -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.1%)
      (1,216)  Tech Data Corp. (b).............................................................................        (83,527)
                                                                                                                 -------------
               HEALTH CARE EQUIPMENT & SUPPLIES - (1.3%)
      (3,001)  Baxter International, Inc.......................................................................       (132,704)
     (12,712)  Hill-Rom Holdings, Inc..........................................................................       (614,625)
      (3,749)  Neogen Corp. (b)................................................................................       (177,103)
      (6,178)  Zimmer Biomet Holdings, Inc.....................................................................       (715,227)
                                                                                                                 -------------
                                                                                                                    (1,639,659)
                                                                                                                 -------------
               HEALTH CARE PROVIDERS & SERVICES - (0.7%)
      (1,413)  McKesson Corp...................................................................................       (237,130)
     (12,988)  Patterson Cos., Inc.............................................................................       (563,030)
                                                                                                                 -------------
                                                                                                                      (800,160)
                                                                                                                 -------------
               HOTELS, RESTAURANTS & LEISURE - (1.8%)
      (8,623)  Aramark.........................................................................................       (288,957)
      (9,192)  Darden Restaurants, Inc.........................................................................       (572,202)
      (5,620)  MGM Resorts International (b)...................................................................       (119,706)
     (22,023)  Wendy's Co./The.................................................................................       (239,170)
      (4,515)  Wyndham Worldwide Corp..........................................................................       (320,339)
      (8,182)  Yum! Brands, Inc................................................................................       (650,960)
                                                                                                                 -------------
                                                                                                                    (2,191,334)
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS SOLD SHORT (CONTINUED)

               INTERNET SOFTWARE & SERVICES - (0.3%)
      (4,235)  Cornerstone OnDemand, Inc. (b)..................................................................  $    (145,472)
      (4,640)  Yahoo!, Inc. (b)................................................................................       (169,824)
                                                                                                                 -------------
                                                                                                                      (315,296)
                                                                                                                 -------------
               IT SERVICES - (0.8%)
        (822)  Alliance Data Systems Corp. (b).................................................................       (167,121)
     (22,558)  Convergys Corp..................................................................................       (597,787)
     (18,509)  Xerox Corp......................................................................................       (177,686)
                                                                                                                 -------------
                                                                                                                      (942,594)
                                                                                                                 -------------
               LIFE SCIENCES TOOLS & SERVICES - (0.5%)
      (8,899)  PAREXEL International Corp. (b).................................................................       (543,729)
                                                                                                                 -------------
               MACHINERY - (0.5%)
      (5,010)  Caterpillar, Inc................................................................................       (389,377)
      (6,513)  ESCO Technologies, Inc..........................................................................       (250,620)
                                                                                                                 -------------
                                                                                                                      (639,997)
                                                                                                                 -------------
               MEDIA - (0.7%)
     (11,702)  Live Nation Entertainment, Inc. (b).............................................................       (251,359)
      (6,049)  MDC Partners, Inc...............................................................................       (122,432)
      (4,288)  Twenty-First Century Fox, Inc...................................................................       (129,155)
      (3,513)  Walt Disney (The) Co............................................................................       (362,752)
                                                                                                                 -------------
                                                                                                                      (865,698)
                                                                                                                 -------------
               OIL, GAS & CONSUMABLE FUELS - (2.0%)
      (5,910)  Anadarko Petroleum Corp.........................................................................       (311,811)
     (14,444)  ConocoPhillips..................................................................................       (690,279)
      (4,655)  Hess Corp.......................................................................................       (277,531)
      (3,713)  Matador Resources Co. (b).......................................................................        (80,015)
     (22,061)  QEP Resources, Inc..............................................................................       (395,554)
     (20,674)  Spectra Energy Corp.............................................................................       (646,476)
                                                                                                                 -------------
                                                                                                                    (2,401,666)
                                                                                                                 -------------
               PAPER & FOREST PRODUCTS - (0.2%)
      (6,023)  Domtar Corp.....................................................................................       (232,729)
                                                                                                                 -------------
               PHARMACEUTICALS - (0.9%)
     (17,103)  Catalent, Inc. (b)..............................................................................       (505,052)
      (7,904)  Eli Lilly & Co..................................................................................       (596,989)
                                                                                                                 -------------
                                                                                                                    (1,102,041)
                                                                                                                 -------------
               PROFESSIONAL SERVICES - (0.4%)
      (8,860)  Advisory Board (The) Co. (b)....................................................................       (280,330)
      (9,512)  Korn/Ferry International........................................................................       (258,156)
                                                                                                                 -------------
                                                                                                                      (538,486)
                                                                                                                 -------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.3%)
     (29,800)  Entegris Inc (b)................................................................................       (396,042)
                                                                                                                 -------------
               SOFTWARE - (1.8%)
      (5,875)  Bottomline Technologies de Inc. (b).............................................................       (144,290)
      (4,578)  Intuit, Inc.....................................................................................       (461,874)
     (10,948)  Microsoft Corp..................................................................................       (545,977)
     (16,004)  Oracle Corp.....................................................................................       (637,919)
        (706)  Ultimate Software Group, Inc. (b)...............................................................       (138,793)
      (4,257)  Workday, Inc. (b)...............................................................................       (319,190)
                                                                                                                 -------------
                                                                                                                    (2,248,043)
                                                                                                                 -------------


Page 12                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   SHARES                                                DESCRIPTION                                                 VALUE
------------   ------------------------------------------------------------------------------------------------  -------------
COMMON STOCKS SOLD SHORT (CONTINUED)

               SPECIALTY RETAIL - (0.6%)
      (4,254)  Barnes & Noble, Inc.............................................................................  $     (49,984)
      (2,162)  Tiffany & Co....................................................................................       (154,259)
      (5,776)  Tractor Supply Co...............................................................................       (546,756)
                                                                                                                 -------------
                                                                                                                      (750,999)
                                                                                                                 -------------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.7%)
      (2,948)  Electronics For Imaging, Inc. (b)...............................................................       (117,449)
     (44,155)  Hewlett Packard Enterprise Co...................................................................       (735,622)
                                                                                                                 -------------
                                                                                                                      (853,071)
                                                                                                                 -------------
               TEXTILES, APPAREL & LUXURY GOODS - (0.6%)
      (3,635)  NIKE, Inc., Class B.............................................................................       (214,247)
      (8,974)  VF Corp.........................................................................................       (565,811)
                                                                                                                 -------------
                                                                                                                      (780,058)
                                                                                                                 -------------
               THRIFTS & MORTGAGE FINANCE - (0.7%)
     (19,871)  New York Community Bancorp, Inc.................................................................       (298,661)
     (20,809)  Washington Federal, Inc.........................................................................       (505,451)
                                                                                                                 -------------
                                                                                                                      (804,112)
                                                                                                                 -------------
               WIRELESS TELECOMMUNICATION SERVICES - (0.1%)
      (4,538)  Telephone & Data Systems, Inc...................................................................       (134,189)
                                                                                                                 -------------
               TOTAL COMMON STOCKS SOLD SHORT..................................................................    (29,992,982)
               (Proceeds $(28,212,496))                                                                          -------------

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (1.9%)

               REAL ESTATE INVESTMENTS TRUSTS SOLD SHORT - (1.9%)
      (3,425)  AvalonBay Communities, Inc......................................................................       (605,506)
      (6,717)  Crown Castle International Corp.................................................................       (583,573)
     (16,435)  DuPont Fabros Technology, Inc...................................................................       (654,441)
      (1,560)  Equinix, Inc....................................................................................       (515,346)
                                                                                                                 -------------
               TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT..................................................     (2,358,866)
               (Proceeds $(2,249,048))                                                                           -------------

               TOTAL INVESTMENTS SOLD SHORT - (26.5%)..........................................................    (32,351,848)
               (Proceeds $(30,461,544))                                                                          -------------

               NET OTHER ASSETS AND LIABILITIES - 27.2%........................................................     33,179,054
                                                                                                                 -------------
               NET ASSETS - 100.0%.............................................................................  $ 122,074,999
                                                                                                                 =============

-----------------------------

(a) The security or a portion of the security is segregated as collateral for investments sold short.

(b)   Non-income producing security.

(c) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (November 1, 2015 to April 30, 2016).

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,933,232 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,815,977.

ADR   American Depositary Receipt


                        See Notes to Financial Statements                Page 13

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2016        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Common Stocks*.....................................    $ 110,573,163   $ 110,573,163   $           --   $           --
Real Estate Investment Trusts......................        8,856,267       8,856,267               --               --
Master Limited Partnerships*.......................        1,818,363       1,818,363               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $ 121,247,793   $ 121,247,793   $           --   $           --
                                                       =============   =============   ==============   ==============


                                                   LIABILITIES TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2016        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Common Stocks Sold Short*..........................    $ (29,992,982)  $ (29,992,982)  $           --   $           --
Real Estate Investment Trusts Sold Short...........       (2,358,866)     (2,358,866)              --               --
                                                       -------------   -------------   --------------   --------------
Total Investments Sold Short.......................    $ (32,351,848)  $ (32,351,848)  $           --   $           --
                                                       =============   =============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


Page 14                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value (Cost $117,130,538)..................................   $  121,247,793
Cash.......................................................................        4,831,326
Restricted cash............................................................       28,344,138
Receivables:
   Dividends...............................................................          107,280
   Dividend reclaims.......................................................            1,725
Other assets...............................................................            9,129
                                                                              --------------
   Total Assets............................................................      154,541,391
                                                                              --------------

LIABILITIES:
Investments sold short, at value (proceeds $30,461,544)....................       32,351,848
Payables:
   Investment advisory fees................................................           95,557
   Dividends payable on investments sold short.............................            8,049
Other liabilities..........................................................           10,938
                                                                              --------------
   Total Liabilities.......................................................       32,466,392
                                                                              --------------
NET ASSETS.................................................................   $  122,074,999
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital............................................................   $  123,086,739
Par value..................................................................           38,500
Accumulated net investment income (loss)...................................           15,757
Accumulated net realized gain (loss) on investments and
   investments sold short..................................................       (3,292,948)
Net unrealized appreciation (depreciation) on investments and
   investments sold short..................................................        2,226,951
                                                                              --------------
NET ASSETS.................................................................   $  122,074,999
                                                                              ==============
NET ASSET VALUE, per share.................................................   $        31.71
                                                                              ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...........................        3,850,002
                                                                              ==============


                        See Notes to Financial Statements                Page 15

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)


INVESTMENT INCOME:
Dividends..................................................................   $    1,077,819
Interest...................................................................           (3,044)
Foreign tax withholding....................................................          (23,386)
Other......................................................................               62
                                                                              --------------
   Total investment income.................................................        1,051,451
                                                                              --------------

EXPENSES:
Investment advisory fees...................................................          411,403
Dividend expense on investments sold short.................................          237,833
                                                                              --------------
   Total expenses..........................................................          649,236
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...............................................          402,215
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Net realized gain (loss) on:............................................
   Investments.............................................................       (3,776,226)
   In-kind redemptions.....................................................          931,265
   Investments sold short..................................................         (244,704)
                                                                              --------------
Net realized gain (loss)...................................................       (3,089,665)
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:...................
   Investments.............................................................        3,655,750
   Investments sold short..................................................       (2,019,658)
                                                                              --------------
Net change in unrealized appreciation (depreciation).......................        1,636,092
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)....................................       (1,453,573)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................................   $   (1,051,358)
                                                                              ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                                SIX MONTHS          FOR THE
                                                                                  ENDED               YEAR
                                                                                4/30/2016            ENDED
                                                                               (UNAUDITED)         10/31/2015
                                                                              --------------     --------------
OPERATIONS:
Net investment income (loss)...............................................   $      402,215     $       53,545
Net realized gain (loss)...................................................       (3,089,665)           173,274
Net change in unrealized appreciation (depreciation).......................        1,636,092            541,760
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from operations............       (1,051,358)           768,579
                                                                              --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (377,670)           (62,116)
Net realized gain..........................................................               --             (2,000)
                                                                              --------------     --------------
Total distributions to shareholders........................................         (377,670)           (64,116)
                                                                              --------------     --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................................      102,393,491         33,730,801
Cost of shares redeemed....................................................      (11,497,028)        (4,881,579)
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions................................................       90,896,463         28,849,222
                                                                              --------------     --------------
Total increase (decrease) in net assets....................................       89,467,435         29,553,685

NET ASSETS:
Beginning of period........................................................       32,607,564          3,053,879
                                                                              --------------     --------------
End of period..............................................................   $  122,074,999     $   32,607,564
                                                                              ==============     ==============
Accumulated net investment income (loss) at end of year....................   $       15,757     $       (8,788)
                                                                              ==============     ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................................        1,000,002            100,002
Shares sold................................................................        3,200,000          1,050,000
Shares redeemed............................................................         (350,000)          (150,000)
                                                                              --------------     --------------
Shares outstanding, end of period..........................................        3,850,002          1,000,002
                                                                              ==============     ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     FOR THE PERIOD
                                                     SIX MONTHS          YEAR         9/8/2014 (a)
                                                       ENDED            ENDED           THROUGH
                                                     4/30/2016        10/31/2015       10/31/2014
                                                   --------------   --------------   --------------
Net asset value, beginning of period.............    $    32.61       $    30.54       $    30.00
                                                     ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................          0.14             0.19             0.05
Net realized and unrealized gain (loss)..........         (0.91)            2.12             0.51
                                                     ----------       ----------       ----------
Total from investment operations.................         (0.77)            2.31             0.56
                                                     ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................         (0.13)           (0.22)           (0.02)
Net realized gain................................            --            (0.02)              --
                                                     ----------       ----------       ----------
Total distributions..............................         (0.13)           (0.24)           (0.02)
                                                     ----------       ----------       ----------
Net asset value, end of period...................    $    31.71       $    32.61       $    30.54
                                                     ==========       ==========       ==========
TOTAL RETURN (b).................................         (2.36)%           7.60%            1.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............    $  122,075       $   32,608       $    3,054
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets....          1.50% (c)        1.47%            1.17% (c)
Ratio of total expenses to average net assets
   excluding dividend expense....................          0.95% (c)        0.95%            0.95% (c)
Ratio of net investment income (loss) to average
   net assets....................................          0.93% (c)        0.39%            1.08% (c)
Portfolio turnover rate (d)......................            95%             267%               1%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The investment objective of the Fund is to seek to provide investors with long-term total return. The Fund pursues its investment objective by establishing long and short positions in a portfolio of equity securities. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The equity securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short in the market and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Restricted cash in the amount of $28,344,138, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2016.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2015 was as follows:

Distributions paid from:
Ordinary income....................................         $       64,116

As of October 31, 2015, the components of distributable earnings on a tax basis to the Fund were as follows:

Undistributed ordinary income......................         $           --
Accumulated capital and other losses...............                (90,580)
Net unrealized appreciation (depreciation).........                469,368

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014 and 2015 remain open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $90,580.

F. EXPENSES

Expenses, other than the investment advisory fee, dividend expenses on investments sold short and other excluded expenses, are paid by the Advisor (See
Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each Fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $80,251,613 and $99,658,487, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $41,572,282 and $62,519,071, respectively.

For the period ended April 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $98,091,718 and $11,320,804, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction fee is currently $550. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.


Page 22                  See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $550. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there was the following subsequent event requiring recognition or disclosure in the financial statements:

On or about June 1, 2016, Daniel S. Lindquist, David G. McGarel, Jon C. Erickson, Roger F. Testin, and Todd Larson will no longer serve as portfolio managers of the Fund. In their place, John Gambla and Rob A. Guttschow will serve as portfolio managers of the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. The Fund invests in Equity Securities. The value of the shares will fluctuate with changes in the value of these Equity Securities. Equity Securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The Fund may invest in the shares of other ETFs, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying ETFs. In general, as a shareholder in other ETFs, the Fund bears its ratable share of the underlying ETF's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other ETFs.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2016 (UNAUDITED)

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

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


FIRST TRUST

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Semi-Annual Report
For the
Six Months Ended
April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statements of Changes in Net Assets.......................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Additional Information ...................................................... 20


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") or First Trust Global Portfolios Ltd. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Emerging Markets Local Currency Bond ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016

Dear Shareholders:

Thank you for your investment in First Emerging Markets Local Currency Bond ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2016. Additionally, First Trust compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (the "Fund") seeks maximum total return and current income. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC ("Nasdaq") under the ticker symbol "FEMB." Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities in emerging market countries (collectively, "Bonds") that are denominated in the local currency of the issuer. In implementing the Fund's investment strategy, First Trust Global Portfolios Ltd. (the "Sub-Advisor") will seek to provide current income and enhance capital, while minimizing volatility.

-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL          CUMULATIVE
                                                                                 TOTAL RETURNS         TOTAL RETURNS
                                              6 Months Ended   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                                 4/30/2016       4/30/2016       to 4/30/2016          to 4/30/2016
FUND PERFORMANCE
NAV                                                8.12%          -1.40%           -5.39%               -7.91%
Market Price                                       7.11%          -2.00%           -5.70%               -8.36%

INDEX PERFORMANCE
Barclays Emerging Markets Local Currency
   Government - 10% Country Capped Index           8.76%          -0.64%           -4.15%               -6.10%
-----------------------------------------------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
----------------------------------------------------------
Sovereigns                                        91.0%
Central Bank                                       5.0
Supranationals                                     4.0
                                                -------
     Total                                       100.0%
                                                =======

----------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
CREDIT RATING(1)                            (INCLUDING CASH)
----------------------------------------------------------
AAA                                                4.5%
AA                                                11.5
A+                                                 3.0
A                                                 17.2
A-                                                 6.9
BBB+                                              14.3
BBB                                               18.8
BBB-                                              23.2
Cash                                               0.6
                                                -------
     Total                                       100.0%
                                                =======

----------------------------------------------------------
                                               % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
----------------------------------------------------------
Turkey Government Bond, 10.50%, 1/15/20           11.2%
Brazil Notas do Tesouro Nacional,
   Series F, 10.00%, 1/1/21                        8.2
Indonesia Treasury Bond, 8.38%, 3/15/24            7.8
Philippine Government International
   Bond, 3.90%, 11/26/22                           5.5
Czech Republic Government Bond,
   2.40%, 9/17/25                                  5.1
Thailand Government Bond, 3.63%, 6/16/23           5.1
Malaysia Government Bond, 4.16%, 7/15/21           5.0
Bonos del Banco Central de Chile en
   Pesos, 6.00%, 2/1/21                            5.0
Romania Government Bond, 5.85%, 4/26/23            4.9
Hungary Government Bond, 6.50%, 6/24/19            4.9
                                                -------
     Total                                        62.7%
                                                =======

(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations ("NRSROs"), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       NOVEMBER 4, 2014 - APRIL 30, 2016

                First Trust                Barclays Emerging
             Emerging Markets           Markets Local Currency
              Local Currency               Government - 10%
                 Bond ETF                Country Capped Index

11/4/14           $10,000                      $10,000
4/30/15             9,340                        9,450
10/31/15            8,517                        8,634
4/30/16             9,209                        9,390

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/5/14 - 10/31/15         116              110              7              1
11/1/15 - 4/30/16           34               33             34              1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/5/14 - 10/31/15          15                0              0              1
11/1/15 - 4/30/16           20                2              0              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2016 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Global Portfolios Ltd. ("FTGP"), an affiliate of First Trust, serves as investment sub-advisor to the Fund.

                             INVESTMENT SUB-ADVISOR

FTGP acts as a sub-advisor of the Fund and is headed by Derek Fulton, Director, Chief Executive Officer and Chief Investment Officer of FTGP. Mr. Fulton has been managing global portfolios with a focus on fixed income for over 15 years. Prior to joining FTGP in 2011, he co-founded ISIS Asset Management ("ISIS AM") and led its investment team. Before starting ISIS AM, he was Head of Global & Closed-End Fixed Income Portfolios at Aberdeen Asset Management ("Aberdeen") in London and also held positions as Head of Asian Fixed Income based in Singapore. At Aberdeen, Mr. Fulton oversaw in excess of $10 billion of assets including institutional global government and global aggregate accounts. He was also a member of the currency team running active currency overlays on over $20 billion of institutional mandates.

                           PORTFOLIO MANAGEMENT TEAM

The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014.

DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER, FTGP LEONARDO DA COSTA, PORTFOLIO MANAGER, FTGP

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)

As a shareholder of First Trust Emerging Markets Local Currency Bond ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2015     APRIL 30, 2016         PERIOD            PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
Actual                                              $1,000.00           $1,081.30             0.85%                $4.40
Hypothetical (5% return before expenses)            $1,000.00           $1,020.64             0.85%                $4.27

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2015 through April 30, 2016), multiplied by 182/366.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                            STATED        STATED         VALUE
   CURRENCY)                               DESCRIPTION                                COUPON       MATURITY     (US DOLLARS)
---------------  ----------------------------------------------------------------  ------------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES - 87.5%

                 BRAZIL - 11.0%
      1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL)................     10.00%       01/01/21    $      319,483
        600,000  Brazil Notas do Tesouro Nacional, Series F (BRL)................     10.00%       01/01/25           150,931
                                                                                                               --------------
                                                                                                                      470,414
                                                                                                               --------------
                 CHILE - 4.6%
    120,000,000  Bonos del Banco Central de Chile en Pesos (CLP).................      6.00%       02/01/21           196,402
                                                                                                               --------------
                 COLOMBIA - 3.6%
    457,000,000  Colombian TES (COP).............................................      7.00%       05/04/22           155,254
                                                                                                               --------------
                 CZECH REPUBLIC - 4.7%
      4,020,000  Czech Republic Government Bond (CZK)............................      2.40%       09/17/25           200,797
                                                                                                               --------------
                 HUNGARY - 4.4%
     45,000,000  Hungary Government Bond (HUF)...................................      6.50%       06/24/19           190,023
                                                                                                               --------------
                 INDONESIA - 9.8%
  1,500,000,000  Indonesia Treasury Bond (IDR)...................................      7.88%       04/15/19           115,634
  3,820,000,000  Indonesia Treasury Bond (IDR)...................................      8.38%       03/15/24           303,303
                                                                                                               --------------
                                                                                                                      418,937
                                                                                                               --------------
                 ISRAEL - 2.4%
        270,000  Israel Government Bond - Fixed (ILS)............................      6.25%       10/30/26           104,367
                                                                                                               --------------
                 MALAYSIA - 4.6%
        750,000  Malaysia Government Bond (MYR)..................................      4.16%       07/15/21           196,826
                                                                                                               --------------
                 MEXICO - 4.6%
        560,000  Mexican Bonos (MXN).............................................     10.00%       12/05/24            42,014
      2,340,000  Mexican Bonos (MXN).............................................      7.75%       05/29/31           155,311
                                                                                                               --------------
                                                                                                                      197,325
                                                                                                               --------------
                 PERU - 1.0%
        125,000  Peru Government Bond (PEN)......................................      7.84%       08/12/20            41,839
                                                                                                               --------------
                 PHILIPPINES - 5.0%
     10,000,000  Philippine Government International Bond (PHP)..................      3.90%       11/26/22           213,444
                                                                                                               --------------
                 POLAND - 4.6%
        150,000  Poland Government Bond (PLN)....................................      5.50%       10/25/19            44,209
        545,000  Poland Government Bond (PLN)....................................      4.00%       10/25/23           154,700
                                                                                                               --------------
                                                                                                                      198,909
                                                                                                               --------------
                 ROMANIA - 4.5%
        650,000  Romania Government Bond (RON)...................................      5.85%       04/26/23           192,661
                                                                                                               --------------
                 SOUTH AFRICA - 7.9%
      2,280,000  South Africa Government Bond (ZAR)..............................     10.50%       12/21/26           176,804
      3,290,000  South Africa Government Bond (ZAR)..............................      6.25%       03/31/36           164,058
                                                                                                               --------------
                                                                                                                      340,862
                                                                                                               --------------
                 THAILAND - 4.6%
      6,100,000  Thailand Government Bond (THB)..................................      3.63%       06/16/23           197,731
                                                                                                               --------------
                 TURKEY - 10.2%
      1,160,000  Turkey Government Bond (TRY)....................................     10.50%       01/15/20           436,140
                                                                                                               --------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES....................................................        3,751,931
                 (Cost $4,048,161)                                                                             --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                            STATED        STATED         VALUE
   CURRENCY)                               DESCRIPTION                                COUPON       MATURITY     (US DOLLARS)
---------------  ----------------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES - 3.6%

                 SUPRANATIONALS - 3.6%
      1,200,000  European Investment Bank (ZAR)..................................      6.00%       10/21/19    $       78,873
        270,000  International Finance Corp (BRL)................................     10.00%       06/12/17            77,846
                                                                                                               --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...................................................           156,719
                 (Cost $208,214)                                                                               --------------

                 TOTAL INVESTMENTS - 91.1%.................................................................         3,908,650
                 (Cost $4,256,375) (a)
                 NET OTHER ASSETS AND LIABILITIES - 8.9%...................................................           380,530
                                                                                                               --------------
                 NET ASSETS - 100.0%.......................................................................    $    4,289,180
                                                                                                               ==============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $82,032 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $429,757.

Currency Abbreviations:
      BRL  Brazilian Real
      CLP  Chilean Peso
      COP  Colombian Peso
      CZK  Czech Republic Koruna
      HUF  Hungarian Forint
      IDR  Indonesian Rupiah
      ILS  Israel Shekel
      MXN  Mexican Peso
      MYR  Malaysian Ringgit
      PEN  Peruvian New Sol
      PHP  Philippines Peso
      PLN  Polish Zloty
      RON  Romanian Lev
      THB  Thailand Baht
      TRY  Turkish Lira
      USD  United States Dollar
      ZAR  South African Rand


Page 8                  See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2015        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Foreign Sovereign Bonds and Notes*.................    $   3,751,931   $          --   $    3,751,931   $           --
Foreign Corporate Bonds and Notes*.................          156,719              --          156,719               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $   3,908,650   $          --   $    3,908,650   $           --
                                                       =============   =============   ==============   ==============

* See the Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

--------------------------------------------
                              % OF TOTAL
CURRENCY EXPOSURE             INVESTMENTS
DIVERSIFICATION            (INCLUDING CASH)
--------------------------------------------
BRL                              13.7%
TRY                              10.9
ZAR                              10.7
IDR                              10.5
PHP                               5.5
RON                               5.1
THB                               5.0
CZK                               5.0
PLN                               5.0
MXN                               5.0
MYR                               4.9
CLP                               4.9
HUF                               4.8
COP                               3.9
ILS                               2.6
USD                               1.5
PEN                               1.0
                               -------
      Total                     100.0%
                               =======


                        See Notes to Financial Statements                 Page 9

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $    3,908,650
Cash...................................................................              60,063
Foreign currency.......................................................              20,125
Receivables:
   Investment securities sold..........................................             210,806
   Interest............................................................              94,104
                                                                             --------------
   Total Assets........................................................           4,293,748
                                                                             --------------

LIABILITIES:
Payables:
   Investment advisory fees............................................               2,943
   Deferred Indonesian capital gains tax...............................               1,059
   Investment securities purchased.....................................                 566
                                                                             --------------
   Total Liabilities...................................................               4,568
                                                                             --------------
NET ASSETS.............................................................      $    4,289,180
                                                                             ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    4,768,288
Par value..............................................................               1,000
Accumulated net investment income (loss)...............................             (21,171)
Accumulated net realized gain (loss) on investments, forward foreign
   currency contracts and foreign currency transactions................            (114,523)
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.........            (344,414)
                                                                             --------------
NET ASSETS.............................................................      $    4,289,180
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        42.89
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             100,002
                                                                             ==============
Investments, at cost...................................................      $    4,256,375
                                                                             ==============
Foreign currency, at cost (proceeds)...................................      $       19,688
                                                                             ==============


Page 10                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $      112,109
Dividends..............................................................                 109
Foreign tax withholding................................................              (1,821)
                                                                             --------------
   Total investment income.............................................             110,397
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................              16,995
                                                                             --------------
   Total expenses......................................................              16,995
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................              93,402
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                 (60)
   Forward foreign currency contracts..................................              18,550
   Foreign currency transactions.......................................             (82,950)
                                                                             --------------
Net realized gain (loss)...............................................             (64,460)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             290,646
   Forward foreign currency contracts..................................              (2,266)
   Foreign currency translation........................................               5,897
Net change in deferred Indonesian capital gains tax....................              (1,059)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................             293,218
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             228,758
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      322,160
                                                                             ==============


                        See Notes to Financial Statements                Page 11

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                                SIX MONTHS       FOR THE PERIOD
                                                                                  ENDED          11/4/2014 (a)
                                                                                4/30/2016           THROUGH
                                                                               (UNAUDITED)         10/31/2015
                                                                              --------------     --------------
OPERATIONS:
Net investment income (loss)...........................................       $       93,402     $      193,855
Net realized gain (loss)...............................................              (64,460)          (292,447)
Net change in unrealized appreciation (depreciation)...................              293,218           (637,632)
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from operations........              322,160           (736,224)
                                                                              --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................             (110,422)                --
Return of capital......................................................                   --           (194,434)
                                                                              --------------     --------------
Total distributions to shareholders....................................             (110,422)          (194,434)
                                                                              --------------     --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................                   --          5,008,100
Cost of shares redeemed................................................                   --                 --
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................                   --          5,008,100
                                                                              --------------     --------------
Total increase (decrease) in net assets................................              211,738          4,077,442

NET ASSETS:
Beginning of period....................................................            4,077,442                 --
                                                                              --------------     --------------
End of period..........................................................       $    4,289,180     $    4,077,442
                                                                              ==============     ==============
Accumulated net investment income (loss) at end of period..............       $      (21,171)    $       (4,151)
                                                                              ==============     ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................              100,002                 --
Shares sold............................................................                   --             100,002
                                                                              --------------     --------------
Shares outstanding, end of period......................................              100,002            100,002
                                                                              ==============     ==============

(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 12                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS     FOR THE PERIOD
                                                    ENDED        11/4/2014 (a)
                                                  4/30/2016         THROUGH
                                                 (UNAUDITED)       10/31/2015
                                                --------------   --------------
Net asset value, beginning of period              $    40.77       $    50.00
                                                  ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.93             1.94
Net realized and unrealized gain (loss)                 2.29            (9.23)
                                                  ----------       ----------
Total from investment operations                        3.22            (7.29)
                                                  ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.10)              --
Return of capital                                         --            (1.94)
                                                  ----------       ----------
Total distributions                                    (1.10)           (1.94)
                                                  ----------       ----------
Net asset value, end of period                    $    42.89       $    40.77
                                                  ==========       ==========
TOTAL RETURN (b)                                        8.12%          (14.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $    4,289       $    4,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.85% (c)        0.85% (c)
Ratio of net investment income (loss) to
   average net assets                                   4.67% (c)        4.36% (c)
Portfolio turnover rate (d)                               18%              49%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FEMB on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes, bills, certificates of deposit, time deposits, commercial paper and loans issued by issuers in emerging market countries that are denominated in the local currency of the issuer. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4) the financial statements of the issuer, or the financial condition of the country of issue;

            5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund did not hold any forward foreign currency contracts as of April 30, 2016.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

The tax character of distributions paid during the fiscal period ended October 31, 2015 was as follows:

Distributions paid from:
Ordinary income.............................................   $         --
Capital gain................................................             --
Return of capital...........................................        194,434

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................   $         --
Accumulated capital and other losses........................        (50,063)
Net unrealized appreciation (depreciation)..................       (641,783)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2015 remains open to federal and state audit. As of April 30, 2016, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $50,063.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Ltd. ("First Trust Global" or the "Sub- Advisor"), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, First Trust Global is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund's average daily net assets. First Trust Global receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund's average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $675,346 and $803,603, respectively.

For the period ended April 30, 2016, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2016, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
CURRENCY RISK
Net realized gain (loss) on forward foreign currency contracts         $ 18,550
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                            (2,266)

During the six months ended April 30, 2016, the notional values of forward foreign currency contracts opened and closed were $2,718,501 and $2,442,489, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               7. LINE OF CREDIT

The Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into a $140 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2016, the commitment was $80 million and the commitment fee was 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2016.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 19, 2016, the Fund declared a distribution of $0.2171 per share to shareholders of record on May 24, 2016, payable May 31, 2016.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund may hedge certain of its non-U.S. dollar holdings.

DERIVATIVES RISK. The use of options, futures contracts, forward contracts and other derivative instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

GLOBAL DEPOSITARY NOTES RISK. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the Bonds into GDNs and vice versa.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

principal at maturity. If the global or local economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets.

Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and to meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Also, certain of these factors may affect the liquidity of the Bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

SMALL FUNDS RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2016 (UNAUDITED)

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

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


                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Ltd.
Floor 2
8 Angel Court
London EC2R 7HJ
England

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust RiverFront Dynamic Asia Pacific ETF
   (RFAP)

First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront Dynamic Europe ETF (RFEU)


Semi-Annual Report
For the Period
April 13, 2016
(Commencement of Operations)
through April 30, 2016

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016

Shareholder Letter. .........................................................  1
Fund Performance Overview
   First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)....................  2
   First Trust RiverFront Dynamic Developed International ETF (RFDI).........  4
   First Trust RiverFront Dynamic Europe ETF (RFEU)..........................  6
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust RiverFront Dynamic Asia Pacific ETF (RFAP).................... 11
   First Trust RiverFront Dynamic Developed International ETF (RFDI)......... 14
   First Trust RiverFront Dynamic Europe ETF (RFEU).......................... 21
Statements of Assets and Liabilities......................................... 26
Statements of Operations..................................................... 27
Statements of Changes in Net Assets.......................................... 28
Financial Highlights......................................................... 29
Notes to Financial Statements................................................ 32
Additional Information....................................................... 39

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2016

Dear Shareholders:

Thank you for your investment in the First Trust RiverFront Dynamic International ETFs (the "Funds").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment since the Funds' inception date of April 13, 2016. Additionally, First Trust compiled the Funds' financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of April 30, 2016, the S&P 500(R) Index was up 13.39%.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)

The investment objective of First Trust RiverFront Dynamic Asia Pacific ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such Asian Pacific companies are denominated (each, an "Asian Pacific currency" and, collectively, the "Asian Pacific currencies"). Asian Pacific companies are those companies (i) whose securities are traded principally on a stock exchange in an Asian Pacific country, (ii) that have a primary business office in an Asian Pacific country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, an Asian Pacific country. Asian Pacific countries include the countries located in Asia and the Pacific Islands as well as Australia and New Zealand. The Fund will generally focus its Asian Pacific company investments in Australia, Hong Kong, Japan, New Zealand and/or Singapore.

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Asian Pacific currencies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (4/13/16)
                                                                 to 4/30/16
FUND PERFORMANCE
NAV                                                                 1.07%
Market Price                                                       -2.12%

INDEX PERFORMANCE
MSCI Pacific Index                                                  2.62%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)

-----------------------------------------------------------
                                                % OF TOTAL
SECTOR ALLOCATION                               INVESTMENTS
-----------------------------------------------------------
Financials                                         35.4%
Industrials                                        18.0
Consumer Discretionary                             12.4
Consumer Staples                                    7.6
Materials                                           6.8
Health Care                                         6.1
Telecommunication Services                          5.3
Information Technology                              3.9
Utilities                                           2.5
Energy                                              2.0
                                                 -------
    Total                                         100.0%
                                                 =======

-----------------------------------------------------------
                                                % OF TOTAL
TOP TEN HOLDINGS                                INVESTMENTS
-----------------------------------------------------------
Commonwealth Bank of Australia                      8.0%
Westpac Banking Corp.                               4.6
Mitsui Fudosan Co., Ltd.                            3.9
Mitsubishi Estate Co., Ltd.                         3.8
BHP Billiton Ltd.                                   2.7
Wesfarmers Ltd.                                     2.5
Toyota Motor Corp.                                  2.4
Westfield Corp.                                     2.4
Sumitomo Realty & Development Co., Ltd.             2.3
CSL Ltd.                                            2.1
                                                 -------
    Total                                          34.7%
                                                 =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 13, 2016 - APRIL 30, 2016

              First Trust
           RiverFront Dynamic                MSCI Pacific
            Asia Pacific ETF                     Index
4/13/16         $10,000                         $10,000
4/30/16          10,107                          10,262


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           3               2               3             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           1               1               1             1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)

The investment objective of First Trust RiverFront Dynamic Developed International ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a "Developed Market currency" and, collectively, the "Developed Market currencies"). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States.

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (4/13/16)
                                                                 to 4/30/16
FUND PERFORMANCE
NAV                                                                 0.47%
Market Price                                                        0.55%

INDEX PERFORMANCE
MSCI EAFE Index                                                     1.83%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)

-----------------------------------------------------------
                                                % OF TOTAL
SECTOR ALLOCATION                               INVESTMENTS
-----------------------------------------------------------
Financials                                         20.2%
Industrials                                        16.4
Consumer Staples                                   15.4
Consumer Discretionary                             14.6
Health Care                                         9.5
Materials                                           7.2
Information Technology                              5.6
Telecommunication Services                          5.0
Energy                                              3.6
Utilities                                           2.5
                                                 -------
    Total                                         100.0%
                                                 =======

-----------------------------------------------------------
                                                % OF TOTAL
TOP TEN HOLDINGS                                INVESTMENTS
-----------------------------------------------------------
Anheuser-Busch InBev S.A./N.V.                      3.0%
Unilever N.V.                                       2.3
Siemens AG                                          2.2
Commonwealth Bank of Australia                      2.2
Banco Santander S.A.                                1.9
Telefonica S.A.                                     1.9
Sanofi                                              1.8
Daimler AG                                          1.7
Bayer AG                                            1.7
Banco Bilbao Vizcaya Argentaria S.A.                1.5
                                                 -------
    Total                                          20.2%
                                                 =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 13, 2016 - APRIL 30, 2016


            Dynamic Developed                    MSCI EAFE
            International ETF                      Index
4/13/16          $10,000                          $10,000
4/30/16           10,047                           10,183

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           5               6               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           1               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)

The investment objective of First Trust RiverFront Dynamic Europe ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such European companies are denominated (each, a "European currency" and, collectively, the "European currencies"). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the FTSE Developed Europe Index or the FTSE Emerging Europe All Cap Index. The Fund will generally focus its European company investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom.

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (4/13/16)
                                                                 to 4/30/16
FUND PERFORMANCE
NAV                                                                 0.28%
Market Price                                                        0.91%

INDEX PERFORMANCE
MSCI Europe Index                                                   1.41%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)

-----------------------------------------------------------
                                                % OF TOTAL
SECTOR ALLOCATION                               INVESTMENTS
-----------------------------------------------------------
Consumer Staples                                   18.2%
Industrials                                        16.3
Consumer Discretionary                             15.5
Financials                                         14.4
Health Care                                        10.4
Materials                                           7.6
Information Technology                              6.3
Telecommunication Services                          4.8
Energy                                              4.2
Utilities                                           2.3
                                                 -------
    Total                                         100.0%
                                                 =======

-----------------------------------------------------------
                                                % OF TOTAL
TOP TEN HOLDINGS                                INVESTMENTS
-----------------------------------------------------------
Anheuser-Busch InBev SA/NV                          4.1%
Unilever N.V.                                       3.1
Siemens AG                                          3.0
Banco Santander S.A.                                2.6
Telefonica S.A.                                     2.6
Sanofi                                              2.4
Daimler AG                                          2.3
Bayer AG                                            2.3
Banco Bilbao Vizcaya Argentaria S.A.                2.1
SAP SE                                              2.1
                                                 -------
    Total                                          26.6%
                                                 =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 13, 2016 - APRIL 30, 2016


           RiverFront Dynamic                 MSCI Europe
               Europe ETF                        Index
4/13/16         $10,000                         $10,000
4/30/16          10,028                          10,141

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           8               3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 4/30/16           0               1               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST RIVERFRONT DYNAMIC ETFS
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2016


                                  SUB-ADVISOR

RIVERFRONT INVESTMENT GROUP, LLC

RiverFront Investment Group, LLC is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.

                           PORTFOLIO MANAGEMENT TEAM

MICHAEL JONES, CFA - CHAIRMAN AND CHIEF INVESTMENT OFFICER

DOUG SANDLER, CFA - CHIEF US EQUITY OFFICER

ADAM GROSSMAN, CFA - CHIEF GLOBAL EQUITY OFFICER

CHRIS KONSTANTINOS, CFA - DIRECTOR OF INTERNATIONAL PORTFOLIO MANAGEMENT

SAM TURNER, CMT - DIRECTOR OF US EQUITY

SCOTT HAYS - QUANTITATIVE PORTFOLIO MANAGER

FIRST TRUST EXCHANGE-TRADED FUND III
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2016 (UNAUDITED)

As a shareholder of First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF or First Trust RiverFront Dynamic Europe ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE     APRIL 13, 2016 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                APRIL 13, 2016 (a)    APRIL 30, 2016      IN THE PERIOD    APRIL 30, 2016 (b)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
Actual                                              $1,000.00           $1,010.70             0.83%                $0.41
Hypothetical (5% return before expenses)            $1,000.00           $1,020.74             0.83%                $4.17

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
Actual                                              $1,000.00           $1,004.70             0.83%                $0.41
Hypothetical (5% return before expenses)            $1,000.00           $1,020.74             0.83%                $4.17

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
Actual                                              $1,000.00           $1,002.80             0.83%                $0.41
Hypothetical (5% return before expenses)            $1,000.00           $1,020.74             0.83%                $4.17

(a)   Inception Date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 13, 2016 through April 30, 2016), multiplied by 18/366. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 98.4%
               AUSTRALIA -- 27.0%
       25,630  Amcor Ltd.                      $        300,112
       37,670  APA Group                                250,621
       45,540  BHP Billiton Ltd.                        716,073
       30,210  Brambles Ltd.                            286,668
       37,220  Commonwealth Bank of
                  Australia                           2,091,104
        6,810  CSL Ltd.                                 544,620
       65,690  Telstra Corp., Ltd.                      267,718
       38,870  Transurban Group                         342,245
       20,010  Wesfarmers Ltd.                          650,728
       51,560  Westpac Banking Corp.                  1,217,273
       15,820  Woodside Petroleum Ltd.                  340,894
                                               ----------------
                                                      7,008,056
                                               ----------------
               BERMUDA -- 0.5%
       12,000  VTech Holdings Ltd.                      124,225
                                               ----------------
               CANADA -- 1.5%
        3,400  Canadian Imperial Bank of
                  Commerce                              274,612
        1,460  Crescent Point Energy Corp.               24,599
          840  Emera, Inc.                               30,441
        1,150  Potash Corp. of Saskatchewan,
                  Inc.                                   20,348
        1,710  Russel Metals, Inc.                       30,447
                                               ----------------
                                                        380,447
                                               ----------------
               CAYMAN ISLANDS -- 1.3%
        5,000  AAC Technologies Holdings,
                  Inc.                                   34,679
       15,000  Cheung Kong Property
                  Holdings, Ltd.                        102,973
       20,000  China Resources Land Ltd.                 49,350
        5,000  CK Hutchison Holdings Ltd.                59,914
       10,000  Hengan International Group
                  Co., Ltd.                              89,984
                                               ----------------
                                                        336,900
                                               ----------------
               HONG KONG -- 6.1%
       62,000  AIA Group Ltd.                           372,468
       35,000  China Mobile Ltd.                        401,352
       20,000  China Overseas Land &
                  Investment Ltd.                        63,814
       40,000  CITIC Ltd.                                58,580
       10,000  CLP Holdings Ltd.                         92,498
       70,000  CNOOC Ltd.                                87,174
       40,000  CSPC Pharmaceutical Group
                  Ltd.                                   35,478
       20,000  Galaxy Entertainment Group
                  Ltd.                                   67,553
       10,000  Henderson Land Development
                  Co., Ltd.                              62,525
       40,000  Hong Kong & China Gas Co.,
                  Ltd.                                   74,669
        6,000  Hong Kong Exchanges and
                  Clearing Ltd.                         151,916
        5,000  MTR Corp., Ltd.                           24,785
       10,000  Techtronic Industries Co.                 37,644


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               HONG KONG (CONTINUED)
       14,000  Television Broadcasts Ltd.      $         52,431
                                               ----------------
                                                      1,582,887
                                               ----------------
               JAPAN -- 60.3%
        3,000  Aeon Co., Ltd.                            46,339
        4,000  Ajinomoto Co., Inc.                       96,053
        3,000  Asahi Group Holdings Ltd.                 98,938
       18,000  Astellas Pharma, Inc.                    253,252
        2,000  Bridgestone Corp.                         77,368
        4,000  Canon, Inc.                              116,992
        1,000  Central Japan Railway Co.                182,660
        6,000  Dai-ichi Life Insurance Co.,
                  Ltd.                                   77,199
        3,000  Daicel Corp.                              39,051
        2,000  Daikin Industries Ltd.                   166,992
       19,000  Daiwa House Industry Co., Ltd.           529,107
        3,000  Denso Corp.                              119,859
        1,000  Dentsu, Inc.                              53,289
        2,000  East Japan Railway Co.                   184,662
        1,000  FANUC Corp.                              155,122
        4,000  Fuji Heavy Industries Ltd.               139,699
        1,000  FUJIFILM Holdings Corp.                   42,942
       10,000  Fujitsu Ltd.                              36,729
        9,000  Haseko Corp.                              86,278
       20,000  Hitachi Ltd.                              96,917
        5,000  Honda Motor Co., Ltd.                    140,625
        4,000  Hoya Corp.                               160,188
        6,000  Iida Group Holdings Co., Ltd.            117,914
        5,000  ITOCHU Corp.                              66,494
        2,000  Japan Airport Terminal Co., Ltd.          75,470
        4,000  Japan Exchange Group, Inc.                63,008
        8,000  Japan Tobacco, Inc.                      340,602
       14,000  JX Holdings, Inc.                         61,921
       40,000  Kajima Corp.                             257,519
       10,000  Kamigumi Co., Ltd.                        93,797
        4,000  Kao Corp.                                229,925
       11,000  KDDI Corp.                               327,622
       10,000  Kintetsu Group Holdings Co.,
                  Ltd.                                   42,293
        3,000  Komatsu Ltd.                              53,755
        8,000  Kubota Corp.                             124,774
        1,000  Kyocera Corp.                             51,438
       10,000  LIXIL Group Corp.                        216,353
        1,000  Makita Corp.                              65,038
        8,000  Marubeni Corp.                            44,068
        4,000  Mazda Motor Corp.                         65,583
        1,000  MEIJI Holdings Co., Ltd.                  80,639
        8,000  Mitsubishi Chemical Holdings
                  Corp.                                  43,744
        4,000  Mitsubishi Corp.                          70,038
       10,000  Mitsubishi Electric Corp.                112,594
       50,000  Mitsubishi Estate Co., Ltd.              996,711
       20,000  Mitsubishi Heavy Industries Ltd.          74,718
       10,000  Mitsubishi Logistics Corp.               142,575
       46,000  Mitsubishi UFJ Financial
                  Group, Inc.                           224,855
        5,000  Mitsui & Co., Ltd.                        63,040
       40,000  Mitsui Fudosan Co., Ltd.               1,024,436


                        See Notes to Financial Statements                Page 11

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
       84,000  Mizuho Financial Group, Inc.    $        132,474
        3,000  MS&AD Insurance Group
                  Holdings, Inc.                         83,698
        1,000  Murata Manufacturing Co., Ltd.           139,051
       20,000  NEC Corp.                                 50,752
        2,000  Nidec Corp.                              153,853
        1,000  Nintendo Co., Ltd.                       142,434
        3,000  Nippon Steel & Sumitomo
                  Metal Corp.                            65,949
        8,000  Nissan Motor Co., Ltd.                    75,188
        1,000  Nitto Denko Corp.                         56,729
       13,000  Nomura Holdings, Inc.                     58,512
        1,000  NTT Data Corp.                            53,947
       27,000  Obayashi Corp.                           274,314
        1,000  Omron Corp.                               33,459
        4,000  Ono Pharmaceutical Co., Ltd.             187,143
        1,000  Oriental Land Co., Ltd.                   71,429
        5,000  ORIX Corp.                                74,554
       12,000  Panasonic Corp.                          112,150
        2,000  Park24 Co., Ltd.                          57,989
        7,000  Rakuten, Inc.                             80,296
        1,000  Secom Co., Ltd.                           79,370
       17,000  Sekisui Chemical Co., Ltd.               221,607
       19,000  Sekisui House Ltd.                       344,911
        5,000  Seven & i Holdings Co., Ltd.             213,487
        1,000  Shimano, Inc.                            151,128
       30,000  Shimizu Corp.                            277,162
        3,000  Shin-Etsu Chemical Co., Ltd.             174,897
        3,000  Shionogi & Co., Ltd.                     159,107
        2,000  Shiseido Co., Ltd.                        46,711
        7,000  Softbank Group Corp.                     393,947
        2,000  Sompo Japan Nipponkoa
                  Holdings, Inc.                         55,273
        8,000  Sony Corp.                               208,872
       10,000  Sumitomo Chemical Co., Ltd.               47,556
        5,000  Sumitomo Forestry Co., Ltd.               60,338
        5,000  Sumitomo Mitsui Financial
                  Group, Inc.                           160,385
       10,000  Sumitomo Mitsui Trust
                  Holdings Inc                           32,387
       20,000  Sumitomo Osaka Cement Co.,
                  Ltd.                                   88,346
       20,000  Sumitomo Realty &
                  Development Co., Ltd.                 609,962
        1,000  Suntory Beverage & Food Ltd.              45,019
        2,000  Suzuki Motor Corp.                        57,801
       50,000  Taiheiyo Cement Corp.                    137,218
       40,000  Taisei Corp.                             281,203
        3,000  Takeda Pharmaceutical Co., Ltd.          148,365
        1,000  TDK Corp.                                 61,842
        3,000  Terumo Corp.                             119,126
        8,000  Tohoku Electric Power Co., Inc.          105,865
        2,000  Tokio Marine Holdings, Inc.               69,342
       18,000  Tokyo Electric Power Co.
                  Holdings, Inc. (b)                     99,812


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               JAPAN (CONTINUED)
       10,000  Tokyu Corp.                     $         89,192
       10,000  Toray Industries, Inc.                    87,096
        6,000  TOTO Ltd.                                214,568
       12,000  Toyota Motor Corp.                       637,669
        3,000  Unicharm Corp.                            64,638
        1,000  West Japan Railway Co.                    62,763
       10,000  Yahoo Japan Corp.                         46,617
        3,000  Yamato Holdings Co., Ltd.                 62,848
                                               ----------------
                                                     15,651,536
                                               ----------------
               NEW ZEALAND -- 1.0%
       69,660  SKY Network Television Ltd.              259,252
                                               ----------------
               SINGAPORE -- 0.7%
       15,000  ComfortDelGro Corp., Ltd.                 32,234
       27,000  Keppel Corp., Ltd.                       108,414
        4,000  Singapore Airlines Ltd.                   34,204
                                               ----------------
                                                        174,852
                                               ----------------
               TOTAL COMMON STOCKS                   25,518,155
               (Cost $24,935,091)              ----------------

REAL ESTATE INVESTMENT TRUSTS (a) -- 2.8%
               AUSTRALIA -- 2.4%
       80,820  Westfield Corp.                          620,660
                                               ----------------
               HONG KONG -- 0.4%
       15,000  Link REIT                                 91,080
                                               ----------------
               TOTAL REAL ESTATE INVESTMENT
                  TRUSTS                                711,740
               (Cost $721,658)                 ----------------

               TOTAL INVESTMENTS -- 101.2%           26,229,895
               (Cost $25,656,749) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2%)                (300,459)
                                               ----------------
               NET ASSETS -- 100.0%            $     25,929,436
                                               ================

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $778,675 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $205,529.


Page 12                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Common Stocks*     $ 25,518,155   $ 25,518,155   $         --   $         --
Real Estate
   Investment
   Trusts*              711,740        711,740             --             --
                   ---------------------------------------------------------
Total Investments  $ 26,229,895   $ 26,229,895   $         --   $         --
                   =========================================================

                               LIABILITIES TABLE
                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Forward Foreign
   Currency
   Contracts**     $   (295,173)  $         --   $   (295,173)  $         --
                   =========================================================

*  See the Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at April 30, 2016.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C-Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                           FORWARD FOREIGN CURRENCY CONTRACTS

                                                                            PURCHASE           SALE          UNREALIZED
  SETTLEMENT                          AMOUNT              AMOUNT           VALUE AS OF      VALUE AS OF     APPRECIATION/
     DATE        COUNTERPARTY       PURCHASED              SOLD          APRIL 30, 2016   APRIL 30, 2016   (DEPRECIATION)
--------------  --------------  ------------------  -------------------  ---------------  ---------------  --------------
    5/13/16           BBH        USD   10,992,100   JPY   1,200,711,051   $  10,992,100    $  11,287,273    $   (295,173)

Counterparty and Currency Abbreviations:
     BBH     Brown Brothers Harriman & Co.
     JPY     Japanese Yen


See Notes to Financial Statements                  Page 13

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a)  -- 99.0%
               AUSTRALIA -- 7.5%
        6,790  Amcor Ltd.                      $         79,507
        9,980  APA Group                                 66,398
       12,070  BHP Billiton Ltd.                        189,789
        8,010  Brambles Ltd.                             76,008
        9,860  Commonwealth Bank of
                  Australia                             553,957
        1,810  CSL Ltd.                                 144,752
        1,570  Rio Tinto Ltd.                            61,538
       17,410  Telstra Corp., Ltd.                       70,954
       10,300  Transurban Group                          90,690
        5,300  Wesfarmers Ltd.                          172,357
       13,660  Westpac Banking Corp.                    322,497
        4,190  Woodside Petroleum Ltd.                   90,287
                                               ----------------
                                                      1,918,734
                                               ----------------
               AUSTRIA -- 0.1%
          630  ANDRITZ AG                                35,283
                                               ----------------
               BELGIUM -- 3.9%
          200  Ageas                                      7,846
        6,260  Anheuser-Busch InBev SA/NV               774,862
        1,040  Bekaert S.A.                              45,747
          680  Delhaize Group                            71,268
          510  Proximus S.A. DP (b)                      17,154
          780  Solvay S.A.                               78,829
                                               ----------------
                                                        995,706
                                               ----------------
               BERMUDA -- 0.1%
        3,000  VTech Holdings Ltd. (b)                   31,056
                                               ----------------
               CANADA -- 0.4%
          900  Canadian Imperial Bank of
                  Commerce                               72,692
          390  Crescent Point Energy Corp.                6,571
          220  Emera, Inc.                                7,973
          300  Potash Corp of Saskatchewan,
                  Inc.                                    5,308
          450  Russel Metals, Inc.                        8,012
                                               ----------------
                                                        100,556
                                               ----------------
               CAYMAN ISLANDS -- 0.1%
        5,000  Cheung Kong Property
                  Holdings, Ltd.                         34,324
                                               ----------------
               DENMARK -- 0.8%
          870  Danske Bank A/S                           24,602
          420  Dfds A/S (b)                              16,768
        1,730  Novo Nordisk A/S, Class B                 96,592
          170  Pandora A/S                               22,075
          480  Royal Unibrew A/S                         21,682
          540  Tryg A/S                                  10,194
          230  Vestas Wind Systems A/S                   16,455
                                               ----------------
                                                        208,368
                                               ----------------
               FINLAND -- 2.7%
          640  Amer Sports OYJ                           18,922
          680  Elisa OYJ                                 25,391
        4,460  Kemira OYJ                                54,031
        3,740  Kone OYJ, Class B                        170,614
        1,820  Konecranes OYJ (b)                        41,742


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               FINLAND (CONTINUED)
        2,090  Metso OYJ                       $         50,232
       24,500  Nokia OYJ (b)                            144,477
          670  Nokian Renkaat OYJ                        24,719
        1,480  Ramirent OYJ                              10,338
          540  Sampo OYJ, Class A                        23,577
        1,250  Tieto OYJ                                 32,820
        2,300  Valmet OYJ                                28,838
        1,650  Wartsila OYJ Abp                          70,737
                                               ----------------
                                                        696,438
                                               ----------------
               FRANCE -- 14.5%
          420  Accor S.A.                                18,604
        1,730  Air Liquide S.A.                         196,113
          310  Alten S.A. (b)                            19,168
          580  Arkema S.A.                               46,277
        1,760  AXA S.A.                                  44,367
          950  BNP Paribas S.A.                          50,300
          560  Bouygues S.A.                             18,673
        2,410  Bureau Veritas S.A.                       57,123
          250  Capgemini S.A.                            23,339
        1,300  Casino Guichard Perrachon S.A.            77,346
          530  Christian Dior SE                         93,065
          410  Cie de St-Gobain                          18,776
          880  Cie Generale des Etablissements
                  Michelin                               91,847
          560  CNP Assurances                             9,532
        3,500  Danone S.A.                              245,149
          460  Dassault Systemes (b)                     35,975
        1,830  Edenred                                   36,083
        2,080  Engie S.A. (b)                            34,297
          630  Essilor International S.A.                81,552
          160  Hermes International                      56,978
          400  Imerys S.A.                               29,524
          260  Ingenico Group S.A. (b)                   30,664
          530  Kering                                    90,819
        1,790  L'Oreal S.A.                             324,765
          540  Lagardere SCA                             14,327
        1,300  Legrand S.A.                              74,041
        1,890  LVMH Moet Hennessy Louis
                  Vuitton SE                            314,017
        1,030  Neopost S.A.                              25,216
        1,920  Orange S.A. (b)                           31,834
        1,020  Pernod Ricard S.A.                       110,114
          860  Publicis Groupe S.A.                      63,644
          160  Renault S.A.                              15,441
          290  Rubis SCA                                 22,634
        1,730  Safran S.A.                              119,193
        5,600  Sanofi                                   462,389
        3,030  Schneider Electric SE                    197,206
        1,810  SCOR SE                                   61,627
          250  Societe BIC S.A.                          35,482
          650  Societe Generale S.A.                     25,492
          620  Sodexo S.A.                               62,609
          900  Technip S.A.                              52,671
          190  Teleperformance                           17,057
          210  Thales S.A.                               18,155
        2,260  TOTAL S.A.                               113,683


Page 14                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               FRANCE (CONTINUED)
          410  Valeo S.A.                      $         64,998
          420  Vinci S.A.                                31,375
        1,620  Vivendi S.A.                              31,089
                                               ----------------
                                                      3,694,630
                                               ----------------
               GERMANY -- 14.6%
        1,100  adidas AG                                141,826
          410  Allianz SE                                69,599
          190  AURELIUS SE & Co., KGaA                   11,361
          830  BASF SE (b)                               68,571
        3,720  Bayer AG                                 429,153
        3,110  Bayerische Motoren Werke AG              286,669
          970  Brenntag AG (b)                           56,879
          560  Carl Zeiss Meditec AG                     18,265
          160  Continental AG                            35,139
        6,250  Daimler AG                               434,332
        1,240  Deutsche Bank AG                          23,385
          300  Deutsche Boerse AG                        24,627
          830  Deutsche Post AG                          24,368
        4,830  Deutsche Telekom AG                       84,535
          780  Deutsche Wohnen AG                        23,887
          920  Fresenius Medical Care AG &
                  Co., KGaA                              79,798
        1,360  Fresenius SE & Co. KGaA                   98,918
        1,020  GEA Group AG (b)                          47,290
          150  Gerresheimer AG                           11,154
          860  Hannover Rueck SE                         98,061
          620  HeidelbergCement AG                       55,084
          360  HOCHTIEF AG                               46,148
        4,800  Infineon Technologies AG                  68,291
        1,600  K+S AG                                    39,903
          830  Linde AG                                 126,782
        1,000  Merck KGaA                                93,974
          230  MTU Aero Engines AG                       21,706
          150  Muenchener Rueckversicherungs-
                  Gesellschaft AG, in Muenchen           27,816
          280  Norma Group SE                            14,399
          570  OSRAM Licht AG                            29,746
          670  ProSiebenSat.1 Media SE                   34,155
        5,040  SAP SE                                   394,278
        5,480  Siemens AG                               571,766
          160  Sixt SE                                    9,261
          330  Software AG                               12,609
          700  Symrise AG                                46,377
          550  thyssenkrupp AG                           12,791
          160  Volkswagen AG (Preference
                  Shares)                                23,167
          590  Vonovia SE                                19,852
                                               ----------------
                                                      3,715,922
                                               ----------------
               HONG KONG -- 1.6%
       16,000  AIA Group Ltd.                            96,121
       10,000  China Mobile Ltd.                        114,672
       10,000  CITIC Ltd.                                14,645
        5,000  CLP Holdings Ltd.                         46,249
       20,000  CNOOC Ltd.                                24,907


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               HONG KONG (CONTINUED)
       20,000  CSPC Pharmaceutical Group
                  Ltd. (b)                     $         17,739
       10,000  Hong Kong & China Gas Co.,
                  Ltd.                                   18,667
        2,000  Hong Kong Exchanges and
                  Clearing Ltd.                          50,639
        5,000  Techtronic Industries Co., Ltd.           18,822
        4,000  Television Broadcasts Ltd.                14,980
                                               ----------------
                                                        417,441
                                               ----------------
               IRELAND -- 0.8%
        4,820  CRH PLC                                  140,021
          310  Kerry Group PLC, Class A                  27,641
          160  Paddy Power Betfair PLC                   21,444
        1,490  UDG Healthcare PLC (b)                    13,324
                                               ----------------
                                                        202,430
                                               ----------------
               ITALY -- 2.1%
        1,050  Assicurazioni Generali S.p.A              16,015
          530  Atlantia S.p.A                            14,759
          540  Banca IFIS S.p.A (b)                      15,446
        8,500  Enel S.p.A (b)                            38,523
        3,490  ENI S.p.A                                 56,746
        2,040  ERG S.p.A                                 26,512
          300  Industria Macchine
                  Automatiche S.p.A (b)                  17,485
        1,080  Interpump Group S.p.A                     15,545
       19,900  Intesa Sanpaolo S.p.A (b)                 55,143
       18,060  Iren S.p.A                                33,398
        2,550  Luxottica Group S.p.A                    138,899
          770  Salvatore Ferragamo S.p.A                 17,819
        3,580  Snam S.p.A (b)                            21,849
        2,500  Societa Cattolica di
                  Assicurazioni SCRL (b)                 17,362
        3,090  Terna Rete Elettrica Nazionale
                  S.p.A.                                 17,422
        5,890  UniCredit S.p.A                           22,755
                                               ----------------
                                                        525,678
                                               ----------------
               JAPAN -- 15.0%
        1,000  Aeon Co., Ltd.                            15,446
        1,000  Ajinomoto Co., Inc.                       24,013
        1,000  Asahi Group Holdings Ltd.                 32,979
        5,000  Astellas Pharma, Inc.                     70,348
        1,000  Bridgestone Corp.                         38,684
        1,000  Canon, Inc.                               29,248
          300  Central Japan Railway Co.                 54,798
        2,000  Dai-ichi Life Insurance Co.,
                  Ltd.                                   25,733
        1,000  Daicel Chemical Industries Ltd.           13,017
          400  Daikin Industries Ltd.                    33,399
        5,000  Daiwa House Industry Co., Ltd.           139,239
        1,000  Denso Corp.                               39,953
        1,000  East Japan Railway Co.                    92,331
          200  FANUC Corp.                               31,024
        1,000  Fuji Heavy Industries Ltd.                34,925
        2,000  Haseko Corp.                              19,173
        1,000  Honda Motor Co., Ltd.                     28,125
        1,000  Hoya Corp.                                40,047


                        See Notes to Financial Statements                Page 15

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
        2,000  Iida Group Holdings Co., Ltd.   $         39,305
        1,000  ITOCHU Corp.                              13,299
        1,000  Japan Airport Terminal Co., Ltd.          37,735
        1,000  Japan Exchange Group, Inc.                15,752
        2,000  Japan Tobacco, Inc.                       85,150
        4,000  JX Holdings, Inc.                         17,692
       10,000  Kajima Corp.                              64,380
        1,000  Kao Corp.                                 57,481
        3,000  KDDI Corp.                                89,351
          100  Keyence Corp.                             63,120
        1,000  Komatsu Ltd.                              17,918
        2,000  Kubota Corp.                              31,194
        3,000  LIXIL Group Corp.                         64,906
        2,000  Marubeni Corp.                            11,017
        1,000  Mazda Motor Corp.                         16,396
        2,000  Mitsubishi Chemical Holdings
                  Corp.                                  10,936
        1,000  Mitsubishi Corp.                          17,509
       13,000  Mitsubishi Estate Co., Ltd.              259,145
       10,000  Mitsubishi Heavy Industries Ltd.          37,359
       12,000  Mitsubishi UFJ Financial Group,
                  Inc.                                   58,658
        1,000  Mitsui & Co., Ltd.                        12,608
       10,000  Mitsui Fudosan Co., Ltd.                 256,109
       22,000  Mizuho Financial Group, Inc.              34,695
        1,000  MS&AD Insurance Group
                  Holdings, Inc.                         27,899
          400  Murata Manufacturing Co., Ltd.            55,620
          200  Nintendo Co., Ltd.                        28,487
        1,000  Nippon Steel & Sumitomo
                  Metal Corp.                            21,983
        2,000  Nissan Motor Co., Ltd.                    18,797
        3,000  Nomura Holdings, Inc.                     13,503
        7,000  Obayashi Corp.                            71,118
        1,000  Ono Pharmaceutical Co., Ltd.              46,786
        1,000  ORIX Corp.                                14,911
        3,000  Panasonic Corp.                           28,038
        2,000  Rakuten, Inc.                             22,942
        4,000  Sekisui Chemical Co., Ltd.                52,143
        5,000  Sekisui House Ltd.                        90,766
        1,000  Seven & i Holdings Co., Ltd.              42,697
       10,000  Shimizu Corp.                             92,387
        1,000  Shin-Etsu Chemical Co., Ltd.              58,299
        1,000  Shionogi & Co., Ltd.                      53,036
        1,000  Shiseido Co., Ltd.                        23,355
        2,000  Softbank Corp.                           112,556
        1,000  Sompo Japan Nipponkoa
                  Holdings, Inc.                         27,636
        2,000  Sony Corp.                                52,218
        1,000  Sumitomo Forestry Co., Ltd.               12,068
        1,000  Sumitomo Mitsui Financial
                  Group, Inc.                            32,077
        5,000  Sumitomo Realty &
                  Development Co., Ltd.                 152,491
        1,000  Suzuki Motor Corp.                        28,900
       10,000  Taiheiyo Cement Corp.                     27,444


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               JAPAN (CONTINUED)
       10,000  Taisei Corp.                    $         70,301
        1,000  Takeda Pharmaceutical Co., Ltd.           49,455
        1,000  Terumo Corp.                              39,709
        2,000  Tohoku Electric Power Co., Inc.           26,466
        1,000  Tokio Marine Holdings, Inc.               34,671
        5,000  Tokyo Electric Power Co.
                  Holdings, Inc. (b)                     27,726
        2,000  TOTO Ltd.                                 71,523
        3,000  Toyota Motor Corp.                       159,417
        1,000  Unicharm Corp.                            21,546
        3,000  Yahoo Japan Corp.                         13,985
        1,000  Yamato Holdings Co., Ltd.                 20,949
                                               ----------------
                                                      3,818,102
                                               ----------------
               JERSEY -- 0.5%
        1,450  Experian PLC                              26,504
          150  Randgold Resources Ltd.                   14,838
          480  Wolseley PLC                              26,799
        2,400  WPP PLC                                   55,968
                                               ----------------
                                                        124,109
                                               ----------------
               LUXEMBOURG -- 0.1%
        1,550  Subsea 7 S.A.                             14,264
                                               ----------------
               NETHERLANDS -- 9.3%
        3,460  Aegon N.V.                                19,857
        3,970  Airbus Group SE (b)                      248,249
        1,430  Akzo Nobel N.V.                          101,340
        1,160  ASML Holding N.V.                        112,105
        1,770  BE Semiconductor Industries
                  N.V.                                   53,323
        1,210  Boskalis Westminster                      50,440
        9,890  CNH Industrial N.V.                       76,549
        2,240  Heineken N.V.                            209,938
        3,460  ING Groep N.V.                            42,372
        6,440  Koninklijke Ahold N.V.                   140,108
        1,860  Koninklijke DSM N.V.                     114,072
        3,470  Koninklijke KPN N.V.                      13,648
        7,480  Koninklijke Philips N.V. (b)             205,559
          800  Koninklijke Vopak N.V.                    43,462
          210  NXP Semiconductors N.V. (b)               17,909
        8,040  RELX N.V.                                134,917
       14,660  STMicroelectronics N.V.                   90,042
       13,240  Unilever N.V.                            581,631
        2,650  Wolters Kluwer N.V. (b)                  100,848
                                               ----------------
                                                      2,356,369
                                               ----------------
               NEW ZEALAND -- 0.3%
       18,460  SKY Network Television Ltd.               68,702

               NORWAY -- 2.0%
        2,550  Austevoll Seafood ASA                     21,456
        4,780  DNB ASA (b)                               61,206
        2,740  Entra ASA (c)                             25,862
        1,360  Gjensidige Forsikring ASA                 23,292
          920  Leroy Seafood Group ASA                   44,904
        1,890  Marine Harvest ASA                        29,412
        7,650  Norsk Hydro ASA                           33,282
        4,160  Orkla ASA                                 36,321


Page 16                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               NORWAY (CONTINUED)
          400  Schibsted ASA, Class A          $         11,669
          470  Schibsted ASA, Class B                    13,361
        5,840  Statoil ASA                              103,210
        3,450  Telenor ASA                               59,386
        1,860  XXL ASA (c)                               22,465
          770  Yara International ASA                    30,831
                                               ----------------
                                                        516,657
                                               ----------------
               PORTUGAL -- 0.6%
        2,110  CTT-Correios de Portugal S.A.             19,493
        6,820  EDP -- Energias de Portugal
                  S.A.                                   24,240
        6,200  Galp Energia SGPS S.A.                    85,156
        7,420  Redes Energeticas Nacionais
                  SGPS S.A.                              22,269
                                               ----------------
                                                        151,158
                                               ----------------
               SINGAPORE -- 0.2%
        4,000  ComfortDelGro Corp., Ltd.                  8,596
        7,000  Keppel Corp., Ltd.                        28,107
        1,000  Singapore Airlines Ltd.                    8,551
                                               ----------------
                                                         45,254
                                               ----------------
               SPAIN -- 7.6%
          810  Abertis Infraestructuras S.A.             13,657
        2,400  Acerinox S.A. (b)                         28,347
        3,780  ACS Actividades de
                  Construccion y Servicios S.A.         124,979
          100  Aena S.A. (b) (c)                         14,262
          670  Amadeus IT Holding S.A.,
                  Class A                                30,488
       57,820  Banco Bilbao Vizcaya
                  Argentaria S.A.                       396,115
       97,270  Banco Santander S.A. (b)                 492,407
        1,230  Bankinter S.A.                             9,374
        1,120  Ferrovial S.A. (b)                        24,097
        1,400  Gas Natural SDG S.A.                      29,120
        2,540  Grifols S.A.                              55,246
        5,900  Iberdrola S.A.                            41,913
        2,440  Indra Sistemas S.A. (b)                   28,582
        1,620  Industria de Diseno Textil S.A.           52,004
       32,330  Mapfre S.A.                               81,998
        3,260  Prosegur Cia de Seguridad S.A.            18,851
          970  Repsol S.A. (b)                           12,712
       44,890  Telefonica S.A.                          489,443
                                               ----------------
                                                      1,943,595
                                               ----------------
               SWEDEN -- 1.3%
        1,150  Assa Abloy AB                             24,116
          770  Atlas Copco AB, Class A                   19,925
          680  Bilia AB, Class A                         16,258
        1,080  Hennes & Mauritz AB, Class B              38,396
          780  Holmen AB                                 26,886
          250  Indutrade AB                              14,018
          550  Investor AB, Class B                      20,184
          920  Modern Times Group MTG AB,
                  Class B (b)                            27,587


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               SWEDEN (CONTINUED)
        2,760  Nordea Bank AB (b)              $         26,791
        3,030  Peab AB                                   25,280
        4,050  Ratos AB, Class B                         23,693
        1,770  Skandinaviska Enskilda Banken,
                  Class A                                16,906
        1,480  Swedbank AB, Class A                      31,920
        1,800  Volvo AB, Class B                         21,070
                                               ----------------
                                                        333,030
                                               ----------------
               SWITZERLAND -- 2.4%
          450  Cembra Money Bank AG                      30,843
          440  Cie Financiere Richemont S.A.             29,263
           30  Geberit AG                                11,518
        2,140  Nestle S.A.                              159,502
        1,480  Novartis AG                              112,932
          620  Roche Holding AG                         156,729
           40  Swisscom AG                               20,285
        3,300  UBS Group AG                              57,104
          100  Zurich Insurance Group AG                 22,381
                                               ----------------
                                                        600,557
                                               ----------------
               UNITED KINGDOM -- 10.5%
        2,840  Aberdeen Asset Management
                  PLC                                    12,395
        1,610  Amec Foster Wheeler PLC                   11,619
        2,370  ARM Holdings PLC                          32,465
        1,220  Ashtead Group PLC                         16,177
        2,170  AstraZeneca PLC                          124,545
        3,730  Aviva PLC                                 23,566
        3,610  BAE Systems PLC                           25,176
       15,480  Barclays PLC                              38,791
        2,470  Barratt Developments PLC                  19,218
        1,890  Bodycote PLC                              16,459
       16,650  BP PLC                                    90,926
        3,800  British American Tobacco PLC             231,534
       11,980  BT Group PLC                              77,580
          830  Bunzl PLC                                 24,728
        1,100  Burberry Group PLC (b)                    19,110
        1,600  Capita PLC                                23,402
        1,970  Cineworld Group PLC                       14,910
        3,050  Compass Group PLC                         54,325
          360  Cranswick PLC (b)                         11,793
          290  Croda International PLC (b)               12,759
        2,620  Dairy Crest Group PLC                     21,629
          460  Dechra Pharmaceuticals PLC (b)             7,434
        4,340  Diageo PLC                               117,062
        2,410  Dixons Carphone PLC (b)                   14,973
        1,000  Domino's Pizza Group PLC                  13,421
        5,420  Electrocomponents PLC                     20,448
          240  Fidessa Group PLC                          8,378
        3,160  G4S PLC (b)                                8,699
          610  Galliford Try PLC                         11,373
        6,280  GlaxoSmithKline PLC                      133,878
          320  Go-Ahead Group PLC (b)                    11,993
          640  Hargreaves Lansdown PLC                   12,026
       19,140  HSBC Holdings PLC                        126,548
        1,060  Inmarsat PLC                              14,396


                        See Notes to Financial Statements                Page 17

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
          580  InterContinental Hotels Group
                  PLC                          $         23,127
          390  Intertek Group PLC                        18,560
        7,130  ITV PLC                                   23,461
          410  Johnson Matthey PLC                       17,295
          580  Kier Group PLC (b)                        10,085
        3,210  Kingfisher PLC                            17,068
       17,470  Ladbrokes PLC                             29,917
        1,820  Laird PLC                                  9,265
        8,920  Legal & General Group PLC                 29,078
       52,580  Lloyds Banking Group PLC (b)              51,528
          760  London Stock Exchange Group
                  PLC                                    30,127
        3,110  Mitie Group PLC                           12,328
          790  Mondi PLC                                 15,098
        6,740  National Grid PLC                         96,000
          760  Persimmon PLC                             22,065
        4,170  Prudential PLC                            82,103
        1,100  Reckitt Benckiser Group PLC              106,947
        1,860  RELX PLC (b)                              32,885
        1,120  Rio Tinto PLC                             37,647
        4,730  Royal Dutch Shell PLC, Class A           122,986
        3,390  Royal Dutch Shell PLC, Class B            88,466
        1,680  SABMiller PLC (b)                        102,731
        2,100  Sage Group (The) PLC                      18,165
          850  Savills PLC                                9,216
          300  Schroders PLC                             11,020
        1,920  Sky PLC (b)                               26,329
        1,270  St James's Place PLC                      16,089
        3,020  Standard Chartered PLC                    24,362
        1,780  Synthomer PLC (b)                          9,051
        9,450  Taylor Wimpey PLC                         25,448
          610  Travis Perkins PLC                        16,471
        2,390  Tullett Prebon PLC                        11,828
          390  Ultra Electronics Holdings PLC            10,064
        1,070  UNITE Group (The) PLC (b)                  9,889
        2,020  United Utilities Group PLC                27,730
       21,980  Vodafone Group PLC                        70,398
          500  WS Atkins PLC                              9,731
                                               ----------------
                                                      2,678,294
                                               ----------------
               TOTAL COMMON STOCKS                   25,226,657
               (Cost $24,952,430)              ----------------

REAL ESTATE INVESTMENT TRUSTS (a) -- 1.5%
               AUSTRALIA -- 0.6%
       21,420  Westfield Corp.                          164,496
                                               ----------------
               BELGIUM -- 0.4%
          520  Cofinimmo S.A. (b)                        64,604
          270  Warehouses De Pauw CVA                    24,578
                                               ----------------
                                                         89,182
                                               ----------------
               FRANCE -- 0.2%
          390  Klepierre                                 18,343
          100  Unibail-Rodamco SE                        26,794
                                               ----------------
                                                         45,137
                                               ----------------


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               HONG KONG -- 0.1%
        5,000  Link REIT                       $         30,360
                                               ----------------
               UNITED KINGDOM -- 0.2%
        1,290  Big Yellow Group PLC                      15,192
        1,430  British Land (The) Co., PLC               15,023
        1,150  Hammerson PLC                              9,822
        1,030  Land Securities Group PLC                 17,036
                                               ----------------
                                                         57,073
                                               ----------------
               TOTAL REAL ESTATE INVESTMENT
                  TRUSTS                                386,248
               (Cost $389,676)                 ----------------

               TOTAL INVESTMENTS -- 100.5%           25,612,905
               (Cost $25,342,106) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5%)                (128,113)
                                               ----------------
               NET ASSETS -- 100.0%            $     25,484,792
                                               ================

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $556,448 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $285,649.


Page 18                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Common Stocks*     $ 25,226,657   $ 25,226,657   $         --   $         --
Real Estate
   Investment
   Trusts*              386,248        386,248             --             --
                   ---------------------------------------------------------
Total Investments  $ 25,612,905   $ 25,612,905   $         --   $         --
                   =========================================================

                               LIABILITIES TABLE

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Forward Foreign
   Currency
   Contracts**     $   (222,557)  $         --   $   (222,557)  $         --
                   =========================================================

*  See Portfolio of Investments for country breakout.
** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


                        See Notes to Financial Statements                Page 19

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

                                           FORWARD FOREIGN CURRENCY CONTRACTS

                                                                            PURCHASE           SALE          UNREALIZED
  SETTLEMENT                          AMOUNT              AMOUNT           VALUE AS OF      VALUE AS OF     APPRECIATION/
     DATE        COUNTERPARTY     PURCHASED (a)            SOLD          APRIL 30, 2016   APRIL 30, 2016   (DEPRECIATION)
--------------  --------------  ------------------  -------------------  ---------------  ---------------  --------------
   05/13/16          BBH         USD    8,905,000   EUR      7,888,839    $   8,905,000    $   9,035,705    $   (130,705)
   05/13/16          BBH         USD      522,500   GBP        367,888          522,500          537,552         (15,052)
   05/13/16          BBH         USD    2,860,000   JPY    312,409,240        2,860,000        2,936,800         (76,800)
                                                                                                            ------------
Net unrealized appreciation (depreciation)...............................................................   $   (222,557)
                                                                                                            ============

(a) Please see Currency Exposure Diversification Table for currency descriptions.

Counterparty Abbreviations:
     BBH     Brown Brothers Harriman and Co.

---------------------------------------------
CURRENCY EXPOSURE                % OF TOTAL
DIVERSIFICATION                 INVESTMENTS +
---------------------------------------------
USD                                 48.8%
EUR                                 20.9
GBP                                  9.2
AUD                                  8.2
JPY                                  3.5
CHF                                  2.3
NOK                                  2.1
HKD                                  2.0
SEK                                  1.3
DKK                                  0.8
CAD                                  0.4
NZD                                  0.3
SGD                                  0.2
                                  -------
    Total                          100.0%
                                  =======

+ The weightings include the impact of currency forwards.

Currency Abbreviations
     AUD     Australian Dollar
     CAD     Canadian Dollar
     CHF     Swiss Franc
     DKK     Denmark Krone
     EUR     Euro
     GBP     British Pound Sterling
     HKD     Hong Kong Dollar
     JPY     Japanese Yen
     NOK     Norwegian Krone
     NZD     New Zealand Dollar
     SEK     Swedish Krona
     SGD     Singapore Dollar
     USD     United States Dollar


Page 20                  See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 99.2%
               AUSTRALIA -- 0.3%
        2,100  Rio Tinto Ltd.                  $         82,312
                                               ----------------
               AUSTRIA -- 0.2%
          840  ANDRITZ AG                                47,044
                                               ----------------
               BELGIUM -- 5.2%
          270  Ageas                                     10,592
        8,370  Anheuser-Busch InBev SA/NV             1,036,038
        1,380  Bekaert S.A.                              60,702
          910  Delhaize Group                            95,374
          680  Proximus S.A. DP (b)                      22,872
        1,040  Solvay S.A.                              105,105
                                               ----------------
                                                      1,330,683
                                               ----------------
               DENMARK -- 1.1%
        1,170  Danske Bank A/S                           33,085
          560  Dfds A/S (b)                              22,358
        2,310  Novo Nordisk A/S, Class B                128,975
          230  Pandora A/S                               29,866
          640  Royal Unibrew A/S                         28,910
          730  Tryg A/S                                  13,781
          300  Vestas Wind Systems A/S                   21,462
                                               ----------------
                                                        278,437
                                               ----------------
               FINLAND -- 3.7%
          860  Amer Sports OYJ                           25,426
          910  Elisa OYJ                                 33,980
        5,960  Kemira OYJ                                72,203
        5,000  Kone OYJ, Class B                        228,094
        2,440  Konecranes OYJ (b)                        55,962
        2,800  Metso OYJ                                 67,297
       32,740  Nokia OYJ (b)                            193,068
          900  Nokian Renkaat OYJ                        33,204
        1,980  Ramirent OYJ                              13,830
          730  Sampo OYJ, Class A                        31,872
        1,670  Tieto OYJ                                 43,848
        3,070  Valmet OYJ                                38,493
        2,210  Wartsila OYJ Abp                          94,744
                                               ----------------
                                                        932,021
                                               ----------------
               FRANCE -- 19.4%
          570  Accor S.A.                                25,249
        2,320  Air Liquide S.A.                         262,995
          410  Alten S.A. (b)                            25,351
          770  Arkema S.A.                               61,436
        2,350  AXA S.A.                                  59,239
        1,270  BNP Paribas S.A.                          67,243
          750  Bouygues S.A.                             25,008
        3,220  Bureau Veritas S.A.                       76,322
          330  Capgemini S.A.                            30,807
        1,740  Casino Guichard Perrachon S.A.           103,524
          710  Christian Dior SE                        124,671
          550  Cie de St-Gobain                          25,188
        1,180  Cie Generale des Etablissements
                  Michelin                              123,158
          740  CNP Assurances                            12,596
        4,680  Danone S.A.                              327,800
          620  Dassault Systemes (b)                     48,488


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               FRANCE (CONTINUED)
        2,440  Edenred                         $         48,111
        2,770  Engie S.A. (b)                            45,674
          840  Essilor International S.A.               108,736
          210  Hermes International                      74,783
          540  Imerys S.A.                               39,857
          340  Ingenico Group S.A. (b)                   40,100
          710  Kering                                   121,663
        2,400  L'Oreal S.A.                             435,440
          720  Lagardere SCA                             19,102
        1,730  Legrand S.A.                              98,532
        2,530  LVMH Moet Hennessy Louis
                  Vuitton SE                            420,351
        1,380  Neopost S.A.                              33,784
        2,560  Orange S.A. (b)                           42,446
        1,360  Pernod Ricard S.A.                       146,819
        1,150  Publicis Groupe S.A.                      85,105
          220  Renault S.A.                              21,231
          380  Rubis SCA                                 29,658
        2,310  Safran S.A.                              159,154
        7,490  Sanofi                                   618,446
        4,050  Schneider Electric SE                    263,593
        2,430  SCOR SE                                   82,737
          340  Societe BIC S.A.                          48,256
          870  Societe Generale S.A.                     34,120
          830  Sodexo S.A.                               83,815
        1,200  Technip S.A.                              70,228
          250  Teleperformance                           22,443
          270  Thales S.A.                               23,342
        3,020  TOTAL S.A.                               151,912
          550  Valeo S.A.                                87,193
          550  Vinci S.A.                                41,087
        2,170  Vivendi S.A.                              41,645
                                               ----------------
                                                      4,938,438
                                               ----------------
               GERMANY -- 19.6%
        1,470  adidas AG                                189,531
          550  Allianz SE                                93,365
          260  AURELIUS SE & Co., KGaA                   15,547
        1,100  BASF SE (b)                               90,877
        4,970  Bayer AG                                 573,358
        4,160  Bayerische Motoren Werke AG              383,454
        1,290  Brenntag AG (b)                           75,643
          750  Carl Zeiss Meditec AG                     24,463
          220  Continental AG                            48,317
        8,360  Daimler AG                               580,962
        1,650  Deutsche Bank AG                          31,117
          410  Deutsche Boerse AG                        33,656
        1,120  Deutsche Post AG                          32,882
        6,450  Deutsche Telekom AG                      112,889
        1,040  Deutsche Wohnen AG                        31,849
        1,230  Fresenius Medical Care AG &
                  Co., KGaA                             106,687
        1,820  Fresenius SE & Co. KGaA                  132,375
        1,360  GEA Group AG (b)                          63,054
          200  Gerresheimer AG                           14,872
        1,150  Hannover Rueck SE                        131,128
          830  HeidelbergCement AG                       73,741


                        See Notes to Financial Statements                Page 21

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
          480  HOCHTIEF AG                     $         61,530
        6,420  Infineon Technologies AG                  91,339
        2,140  K+S AG                                    53,370
        1,110  Linde AG                                 169,552
        1,330  Merck KGaA                               124,986
          310  MTU Aero Engines AG                       29,256
          200  Muenchener Rueckversicherungs-
                  Gesellschaft AG, in Muenchen           37,088
          370  Norma Group SE                            19,027
          750  OSRAM Licht AG                            39,139
          900  ProSiebenSat.1 Media SE                   45,880
        6,740  SAP SE                                   527,269
        7,330  Siemens AG                               764,790
          220  Sixt SE                                   12,734
          440  Software AG                               16,813
          940  Symrise AG                                62,277
          740  thyssenkrupp AG                           17,209
          210  Volkswagen AG (Preference
                  Shares)                                30,406
          780  Vonovia SE                                26,245
                                               ----------------
                                                      4,968,677
                                               ----------------
               IRELAND -- 1.1%
        6,440  CRH PLC                                  187,082
          410  Kerry Group PLC, Class A                  36,426
          220  Paddy Power Betfair PLC                   29,486
        1,990  UDG Healthcare PLC (b)                    17,795
                                               ----------------
                                                        270,789
                                               ----------------
               ITALY -- 2.8%
        1,400  Assicurazioni Generali S.p.A              21,353
          720  Atlantia S.p.A                            20,050
          720  Banca IFIS S.p.A (b)                      20,594
       11,360  Enel S.p.A (b)                            51,485
        4,670  ENI S.p.A                                 75,933
        2,730  ERG S.p.A                                 35,480
          400  Industria Macchine Automatiche
                  S.p.A (b)                              23,313
        1,450  Interpump Group S.p.A                     20,870
       26,590  Intesa Sanpaolo S.p.A (b)                 73,682
       24,130  Iren S.p.A                                44,623
        3,410  Luxottica Group S.p.A                    185,743
        1,020  Salvatore Ferragamo S.p.A                 23,604
        4,780  Snam S.p.A (b)                            29,173
        3,340  Societa Cattolica di
                  Assicurazioni SCRL (b)                 23,195
        4,120  Terna Rete Elettrica Nazionale
                  S.p.A.                                 23,230
        8,212  UniCredit S.p.A                           31,726
                                               ----------------
                                                        704,054
                                               ----------------
               JERSEY -- 0.6%
        1,930  Experian PLC                              35,278
          200  Randgold Resources Ltd.                   19,784
          640  Wolseley PLC                              35,732
        3,210  WPP PLC                                   74,857
                                               ----------------
                                                        165,651
                                               ----------------


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               LUXEMBOURG -- 0.1%
        2,070  Subsea 7 S.A.                   $         19,050
                                               ----------------
               NETHERLANDS -- 12.4%
        4,620  Aegon N.V.                                26,514
        5,300  Airbus Group SE (b)                      331,415
        1,910  Akzo Nobel N.V.                          135,356
        1,550  ASML Holding N.V.                        149,796
        2,370  BE Semiconductor Industries
                  N.V.                                   71,399
        1,610  Boskalis Westminster                      67,114
       13,210  CNH Industrial N.V.                      102,245
        3,000  Heineken N.V.                            281,167
        4,630  ING Groep N.V.                            56,700
        8,610  Koninklijke Ahold N.V.                   187,319
        2,480  Koninklijke DSM N.V.                     152,096
        4,640  Koninklijke KPN N.V.                      18,250
       10,000  Koninklijke Philips N.V. (b)             274,812
        1,070  Koninklijke Vopak N.V.                    58,130
          270  NXP Semiconductors N.V. (b)               23,026
       10,750  RELX N.V.                                180,393
       19,590  STMicroelectronics N.V.                  120,323
       17,700  Unilever N.V.                            777,558
        3,540  Wolters Kluwer N.V. (b)                  134,717
                                               ----------------
                                                      3,148,330
                                               ----------------
               NORWAY -- 2.7%
        3,400  Austevoll Seafood ASA                     28,608
        6,390  DNB ASA (b)                               81,821
        3,660  Entra ASA (c)                             34,546
        1,810  Gjensidige Forsikring ASA                 30,999
        1,230  Leroy Seafood Group ASA                   60,034
        2,530  Marine Harvest ASA                        39,371
       10,220  Norsk Hydro ASA                           44,463
        5,560  Orkla ASA                                 48,544
          540  Schibsted ASA, Class A                    15,754
          620  Schibsted ASA, Class B                    17,625
        7,810  Statoil ASA                              138,026
        4,620  Telenor ASA                               79,526
        2,490  XXL ASA (c)                               30,074
        1,030  Yara International ASA                    41,242
                                               ----------------
                                                        690,633
                                               ----------------
               PORTUGAL -- 0.8%
        2,810  CTT-Correios de Portugal S.A.             25,959
        9,110  EDP - Energias de Portugal S.A.           32,379
        8,290  Galp Energia SGPS S.A.                   113,862
        9,920  Redes Energeticas Nacionais
                  SGPS S.A.                              29,772
                                               ----------------
                                                        201,972
                                               ----------------
               SPAIN -- 10.2%
        1,080  Abertis Infraestructuras S.A.             18,210
        3,200  Acerinox S.A. (b)                         37,796
        5,050  ACS Actividades de
                  Construccion y Servicios S.A.         166,970
          140  Aena S.A. (b) (c)                         19,966
          900  Amadeus IT Holding S.A.,
                  Class A                                40,954


Page 22                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               SPAIN (CONTINUED)
       77,270  Banco Bilbao Vizcaya
                  Argentaria S.A.              $        529,364
      129,990  Banco Santander S.A. (b)                 658,044
        1,640  Bankinter S.A.                            12,499
        1,500  Ferrovial S.A. (b)                        32,273
        1,870  Gas Natural SDG S.A.                      38,896
        3,400  Grifols S.A.                              73,951
        7,880  Iberdrola S.A.                            55,979
        3,270  Indra Sistemas S.A. (b)                   38,304
        2,160  Industria de Diseno Textil S.A.           69,339
       43,200  Mapfre S.A.                              109,567
        4,360  Prosegur Cia de Seguridad S.A.            25,212
        1,300  Repsol S.A. (b)                           17,036
       59,990  Telefonica S.A.                          654,081
                                               ----------------
                                                      2,598,441
                                               ----------------
               SWEDEN -- 1.7%
        1,540  Assa Abloy AB                             32,294
        1,030  Atlas Copco AB, Class A                   26,653
          910  Bilia AB, Class A                         21,757
        1,440  Hennes & Mauritz AB, Class B              51,195
        1,040  Holmen AB                                 35,848
          330  Indutrade AB                              18,504
          730  Investor AB, Class B                      26,789
        1,230  Modern Times Group MTG AB,
                  Class B (b)                            36,883
        3,690  Nordea Bank AB (b)                        35,818
        4,050  Peab AB                                   33,790
        5,410  Ratos AB, Class B                         31,650
        2,360  Skandinaviska Enskilda Banken,
                  Class A                                22,541
        1,980  Swedbank AB, Class A                      42,704
        2,400  Volvo AB, Class B                         28,093
                                               ----------------
                                                        444,519
                                               ----------------
               SWITZERLAND -- 3.2%
          600  Cembra Money Bank AG                      41,124
          590  Cie Financiere Richemont S.A.             39,239
           40  Geberit AG                                15,357
        2,870  Nestle S.A.                              213,911
        1,980  Novartis AG                              151,085
          830  Roche Holding AG                         209,815
           60  Swisscom AG                               30,428
        4,410  UBS Group AG                              76,312
          140  Zurich Insurance Group AG                 31,333
                                               ----------------
                                                        808,604
                                               ----------------
               UNITED KINGDOM -- 14.1%
        3,800  Aberdeen Asset Management
                  PLC                                    16,585
        2,150  Amec Foster Wheeler PLC                   15,516
        3,170  ARM Holdings PLC                          43,424
        1,630  Ashtead Group PLC                         21,614
        2,890  AstraZeneca PLC                          165,869
        4,980  Aviva PLC                                 31,464
        4,820  BAE Systems PLC                           33,615
       20,680  Barclays PLC                              51,821


    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               UNITED KINGDOM (CONTINUED)
        3,300  Barratt Developments PLC        $         25,676
        2,530  Bodycote PLC                              22,032
       22,260  BP PLC                                   121,563
        5,080  British American Tobacco PLC             309,524
       16,010  BT Group PLC                             103,678
        1,110  Bunzl PLC                                 33,070
        1,470  Burberry Group PLC (b)                    25,538
        2,140  Capita PLC                                31,300
        2,630  Cineworld Group PLC                       19,906
        4,080  Compass Group PLC                         72,671
          480  Cranswick PLC (b)                         15,724
          390  Croda International PLC (b)               17,158
        3,510  Dairy Crest Group PLC                     28,977
          620  Dechra Pharmaceuticals PLC (b)            10,019
        5,800  Diageo PLC                               156,442
        3,210  Dixons Carphone PLC (b)                   19,943
        1,340  Domino's Pizza Group PLC                  17,984
        7,250  Electrocomponents PLC                     27,352
          330  Fidessa Group PLC                         11,519
        4,220  G4S PLC (b)                               11,617
          820  Galliford Try PLC                         15,288
        8,390  GlaxoSmithKline PLC                      178,859
          420  Go-Ahead Group PLC (b)                    15,741
          850  Hargreaves Lansdown PLC                   15,972
       25,580  HSBC Holdings PLC                        169,127
        1,420  Inmarsat PLC                              19,286
          780  InterContinental Hotels Group
                  PLC                                    31,102
          520  Intertek Group PLC                        24,747
        9,520  ITV PLC                                   31,326
          550  Johnson Matthey PLC                       23,201
          770  Kier Group PLC (b)                        13,389
        4,290  Kingfisher PLC                            22,810
       23,340  Ladbrokes PLC                             39,969
        2,440  Laird PLC                                 12,421
       11,920  Legal & General Group PLC                 38,857
       70,260  Lloyds Banking Group PLC (b)              68,854
        1,020  London Stock Exchange Group
                  PLC                                    40,434
        4,160  Mitie Group PLC                           16,491
        1,050  Mondi PLC                                 20,067
        9,010  National Grid PLC                        128,332
        1,010  Persimmon PLC                             29,323
        5,570  Prudential PLC                           109,668
        1,470  Reckitt Benckiser Group PLC              142,921
        2,480  RELX PLC (b)                              43,846
        1,500  Rio Tinto PLC                             50,421
        6,320  Royal Dutch Shell PLC, Class A           164,327
        4,530  Royal Dutch Shell PLC, Class B           118,216
        2,240  SABMiller PLC (b)                        136,974
        2,800  Sage Group (The) PLC                      24,220
        1,130  Savills PLC                               12,251
          400  Schroders PLC                             14,693
        2,560  Sky PLC (b)                               35,105
        1,690  St James's Place PLC                      21,409
        4,030  Standard Chartered PLC                    32,510
        2,380  Synthomer PLC (b)                         12,102


                        See Notes to Financial Statements                Page 23

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

    SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
       12,630  Taylor Wimpey PLC               $         34,011
          820  Travis Perkins PLC                        22,142
        3,200  Tullett Prebon PLC                        15,837
          520  Ultra Electronics Holdings PLC            13,418
        1,430  UNITE Group (The) PLC (b)                 13,216
        2,700  United Utilities Group PLC                37,064
       29,380  Vodafone Group PLC                        94,099
          670  WS Atkins PLC                             13,040
                                               ----------------
                                                      3,578,687
                                               ----------------
               TOTAL COMMON STOCKS                   25,208,342
               (Cost $25,070,643)              ----------------

REAL ESTATE INVESTMENT TRUSTS (a) -- 1.0%
               BELGIUM -- 0.5%
          690  Cofinimmo S.A. (b)                        85,724
          360  Warehouses De Pauw CVA                    32,771
                                               ----------------
                                                        118,495
                                               ----------------
               FRANCE -- 0.2%
          520  Klepierre                                 24,457
          130  Unibail-Rodamco SE                        34,833
                                               ----------------
                                                         59,290
                                               ----------------
               UNITED KINGDOM -- 0.3%
        1,720  Big Yellow Group PLC                      20,256
        1,910  British Land (The) Co., PLC               20,066
        1,540  Hammerson PLC                             13,152
        1,370  Land Securities Group PLC                 22,660
                                               ----------------
                                                         76,134
                                               ----------------
               TOTAL REAL ESTATE INVESTMENT
                  TRUSTS                                253,919
               (Cost $255,260)                 ----------------

               TOTAL INVESTMENTS -- 100.2%           25,462,261
               (Cost $25,325,903) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2%)                 (57,721)
                                               ----------------
               NET ASSETS -- 100.0%            $     25,404,540
                                               ================

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $721,615 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $585,257.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Common Stocks*     $ 25,208,342   $ 25,208,342   $         --   $         --
Real Estate
   Investment
   Trusts*              253,919        253,919             --             --
                   ---------------------------------------------------------
Total Investments  $ 25,462,261   $ 25,462,261   $         --   $         --
                   =========================================================

                               LIABILITIES TABLE

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                    4/30/2016        PRICES         INPUT          INPUT
----------------------------------------------------------------------------
Forward Foreign
   Currency
   Contracts**     $   (200,104)  $         --   $   (200,104)  $         --
                   =========================================================

*  See the Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.


Page 24                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2016 (UNAUDITED)

                                           FORWARD FOREIGN CURRENCY CONTRACTS

                                                                            PURCHASE           SALE          UNREALIZED
  SETTLEMENT                          AMOUNT              AMOUNT           VALUE AS OF      VALUE AS OF     APPRECIATION/
     DATE        COUNTERPARTY     PURCHASED (a)            SOLD          APRIL 30, 2016   APRIL 30, 2016   (DEPRECIATION)
--------------  --------------  ------------------  -------------------  ---------------  ---------------  --------------
    5/13/16           BBH        USD   12,232,300   EUR     10,836,360    $  12,232,300    $   12,411,731   $   (179,431)
    5/13/16           BBH        USD      717,600   GBP        505,256          717,600           738,273        (20,673)
                                                                                                            ------------
Net Unrealized Appreciation (Depreciation)................................................................  $   (200,104)
                                                                                                            ============

(a) Please see Currency Exposure Diversification table for currency descriptions.

Counterparty Abbreviations:
     BBH     Brown Brothers Harriman & Co.

---------------------------------------------
CURRENCY EXPOSURE                % OF TOTAL
DIVERSIFICATION                 INVESTMENTS +
---------------------------------------------
USD                                51.7%
EUR                                26.8
GBP                                12.3
CHF                                 3.2
NOK                                 2.8
SEK                                 1.8
DKK                                 1.1
AUD                                 0.3
                                 -------
    Total                         100.0%
                                 =======

+ The weightings include the impact of currency forwards.

Currency Abbreviations:
     AUD     Australian Dollar
     CHF     Swiss Franc
     DKK     Danish Krone
     EUR     Euro
     GBP     British Pound Sterling
     NOK     Norwegian Krone
     SEK     Swedish Krona
     USD     United States Dollar


                        See Notes to Financial Statements                Page 25

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2016 (UNAUDITED)

                                                                                                FIRST TRUST
                                                                               FIRST TRUST       RIVERFRONT      FIRST TRUST
                                                                                RIVERFRONT        DYNAMIC         RIVERFRONT
                                                                                 DYNAMIC         DEVELOPED         DYNAMIC
                                                                               ASIA PACIFIC    INTERNATIONAL        EUROPE
                                                                                   ETF              ETF              ETF
                                                                                  (RFAP)           (RFDI)           (RFEU)
                                                                              --------------   --------------   --------------
ASSETS:
Investments, at value......................................................   $   26,229,895   $   25,612,905   $   25,462,261
Cash.......................................................................              100           34,294           61,571
Foreign currency...........................................................               --            4,902            6,405
Receivables:
   Dividends...............................................................            4,716           60,035           78,579
   Dividend reclaims.......................................................               --            5,148            6,882
                                                                              --------------   --------------   --------------
   Total Assets............................................................       26,234,711       25,717,284       25,615,698
                                                                              --------------   --------------   --------------

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts..............          295,173          222,557          200,104
Payables:
   Investment advisory fees................................................           10,102            9,935            9,908
   Investment securities purchased.........................................               --               --            1,146
                                                                              --------------   --------------   --------------
   Total Liabilities.......................................................          305,275          232,492          211,158
                                                                              --------------   --------------   --------------
NET ASSETS.................................................................   $   25,929,436   $   25,484,792   $   25,404,540
                                                                              ==============   ==============   ==============

NET ASSETS CONSIST OF:
Paid-in capital............................................................   $   25,651,850   $   25,362,200   $   25,426,006
Par value..................................................................            5,000            5,000            5,000
Accumulated net investment income (loss)...................................           (5,411)          68,703           93,616
Accumulated net realized gain (loss) on investments and foreign
   currency transactions...................................................               --               90          (57,069)
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.............          277,997           48,799          (63,013)
                                                                              --------------   --------------   --------------
NET ASSETS.................................................................   $   25,929,436   $   25,484,792   $   25,404,540
                                                                              ==============   ==============   ==============
NET ASSET VALUE, per share.................................................   $        51.86   $        50.97   $        50.81
                                                                              ==============   ==============   ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..............................................          500,002          500,002          500,002
                                                                              ==============   ==============   ==============
Investments, at cost.......................................................   $   25,656,749   $   25,342,106   $   25,325,903
                                                                              ==============   ==============   ==============
Foreign currency, at cost (proceeds).......................................   $           --   $        4,851   $        6,338
                                                                              ==============   ==============   ==============


Page 26                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF OPERATIONS
FOR THE PERIOD APRIL 13, 2016 (a) THROUGH APRIL 30, 2016 (UNAUDITED)

                                                                                                FIRST TRUST
                                                                               FIRST TRUST       RIVERFRONT      FIRST TRUST
                                                                                RIVERFRONT        DYNAMIC         RIVERFRONT
                                                                                 DYNAMIC         DEVELOPED         DYNAMIC
                                                                               ASIA PACIFIC    INTERNATIONAL        EUROPE
                                                                                   ETF              ETF              ETF
                                                                                  (RFAP)           (RFDI)           (RFEU)
                                                                              --------------   --------------   --------------
INVESTMENT INCOME:
Dividends..................................................................   $        4,744   $       90,297   $      119,100
Interest...................................................................               --                4                4
Foreign tax withholding....................................................              (53)         (11,663)         (15,580)
                                                                              --------------   --------------   --------------
   Total investment income.................................................            4,691           78,638          103,524
                                                                              --------------   --------------   --------------

EXPENSES:
Investment advisory fees...................................................           10,102            9,935            9,908
                                                                              --------------   --------------   --------------
   Total expenses..........................................................           10,102            9,935            9,908
                                                                              --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)...............................................           (5,411)          68,703           93,616
                                                                              --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on foreign currency transactions..................               --               90          (57,069)
                                                                              --------------   --------------   --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.............................................................          573,146          270,799          136,358
   Forward foreign currency contracts......................................         (295,173)        (222,557)        (200,104)
   Foreign currency translation............................................               24              557              733
                                                                              --------------   --------------   --------------
Net change in unrealized appreciation (depreciation).......................          277,997           48,799          (63,013)
                                                                              --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)....................................          277,997           48,889         (120,082)
                                                                              --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................................   $      272,586   $      117,592   $      (26,466)
                                                                              ==============   ==============   ==============

(a) Inception date is April 13, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 27

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 13, 2016 (a) THROUGH APRIL 30, 2016 (UNAUDITED)

                                                                                                FIRST TRUST
                                                                               FIRST TRUST       RIVERFRONT      FIRST TRUST
                                                                                RIVERFRONT        DYNAMIC         RIVERFRONT
                                                                                 DYNAMIC         DEVELOPED         DYNAMIC
                                                                               ASIA PACIFIC    INTERNATIONAL        EUROPE
                                                                                   ETF              ETF              ETF
                                                                                  (RFAP)           (RFDI)           (RFEU)
                                                                              --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)...............................................   $       (5,411)  $       68,703   $       93,616
Net realized gain (loss)...................................................               --               90          (57,069)
Net change in unrealized appreciation (depreciation).......................          277,997           48,799          (63,013)
                                                                              --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations............          272,586          117,592          (26,466)
                                                                              --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................................       25,656,850       25,367,200       25,431,006
Cost of shares redeemed....................................................               --               --               --
                                                                              --------------   --------------   --------------
Net increase (decrease in net assets resulting from shareholder
   transactions............................................................       25,656,850       25,367,200       25,431,006
                                                                              --------------   --------------   --------------
Total increase (decrease) in net assets....................................       25,929,436       25,717,333       25,404,540

NET ASSETS
Beginning of period........................................................               --               --               --
                                                                              --------------   --------------   --------------
End of period..............................................................   $   25,929,436   $   25,484,792   $   25,404,540
                                                                              ==============   ==============   ==============
Accumulated net investment income (loss) at end of period..................   $       (5,411)  $       68,703   $       93,616
                                                                              ==============   ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................................               --               --               --
Shares sold................................................................          500,002          500,002          500,002
Shares redeemed............................................................               --               --               --
                                                                              --------------   --------------   --------------
Shares outstanding, end of period..........................................          500,002          500,002          500,002
                                                                              ==============   ==============   ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 28                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)

                                                   FOR THE PERIOD
                                                   4/13/2016 (a)
                                                      THROUGH
                                                     4/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period ............    $    51.31
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................         (0.01)
Net realized and unrealized gain (loss) .........          0.56
                                                     ----------
Total from investment operations ................          0.55
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...........................            --
                                                     ----------
Total distributions .............................            --
                                                     ----------
Net asset value, end of period ..................    $    51.86
                                                     ==========
TOTAL RETURN (b).................................          1.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $   25,929
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ...          0.83% (c)
Ratio of net investment income (loss) to
   average net assets ...........................         (0.44)% (c)
Portfolio turnover rate (d)......................             0%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 29

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)

                                                   FOR THE PERIOD
                                                   4/13/2016 (a)
                                                      THROUGH
                                                     4/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period ............    $    50.73
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................          0.14
Net realized and unrealized gain (loss) .........          0.10
                                                     ----------
Total from investment operations ................          0.24
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...........................            --
                                                     ----------
Total distributions .............................            --
                                                     ----------
Net asset value, end of period ..................    $    50.97
                                                     ==========
TOTAL RETURN (b).................................          0.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $   25,485
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ...          0.83% (c)
Ratio of net investment income (loss) to
   average net assets ...........................          5.74% (c)
Portfolio turnover rate (d)......................             0%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 30                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)

                                                   FOR THE PERIOD
                                                   4/13/2016 (a)
                                                      THROUGH
                                                     4/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period ............    $    50.67
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ....................          0.19
Net realized and unrealized gain (loss) .........         (0.05)
                                                     ----------
Total from investment operations ................          0.14
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...........................            --
                                                     ----------
Total distributions .............................            --
                                                     ----------
Net asset value, end of period ..................    $    50.81
                                                     ==========
TOTAL RETURN (b).................................          0.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $   25,405
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ...          0.83% (c)
Ratio of net investment income (loss) to
   average net assets ...........................          7.84% (c)
Portfolio turnover rate (d)......................             0%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 31

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of seven funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:

      First Trust RiverFront Dynamic Asia Pacific ETF - (The Nasdaq Stock Market
         LLC ("Nasdaq") ticker "RFAP")
      First Trust RiverFront Dynamic Developed International ETF - (Nasdaq
         ticker "RFDI")
      First Trust RiverFront Dynamic Europe ETF - (Nasdaq ticker "RFEU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares are currently listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which a Fund invests, or for cash and, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.

Under normal market conditions, RFAP seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies through investments in common stocks, depositary receipts, real estate investment trusts ("REITs"), and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the Asian Pacific companies are denominated.

Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies through investments in common stocks, depositary receipts, REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the developed market companies are denominated.

Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies through investments in common stocks, depositary receipts, REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the European companies are denominated.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, REITS, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent pricing service or by certain independent dealers in such contracts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investment in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

F. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.83% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Advisor") serves as each Fund's Sub-Advisor and manages each Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.35% of each Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period April 13, 2016 through April 30, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 PURCHASES          SALES
                                                                -----------      -----------
First Trust RiverFront Dynamic Asia Pacific ETF                 $        --      $        --
First Trust RiverFront Dynamic Developed International ETF          474,588               --
First Trust RiverFront Dynamic Europe ETF                        25,325,903               --

For the period April 13, 2016 through April 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 PURCHASES          SALES
                                                                -----------      -----------
First Trust RiverFront Dynamic Asia Pacific ETF                 $25,656,749      $        --
First Trust RiverFront Dynamic Developed International ETF       24,867,518               --
First Trust RiverFront Dynamic Europe ETF                                --               --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)


                          5. DERIVATIVES TRANSACTIONS

The following table presents the type of derivatives held by each Fund at April 30, 2016, the primary underlying risk exposure and location of these instruments as presented on the Statements of Assets and Liabilities.

                                           ASSET DERIVATIVES           LIABILITY DERIVATIVES
                                      ----------------------------  ----------------------------
                                        STATEMENTS                    STATEMENTS
                                       OF ASSETS AND                 OF ASSETS AND
           DERIVATIVE       RISK        LIABILITIES       FAIR        LIABILITIES       FAIR
           INSTRUMENT     EXPOSURE       LOCATION         VALUE        LOCATION         VALUE
          ------------  ------------  ---------------  -----------  ---------------  -----------
RFAP      Forward       Currency      Unrealized       $        --  Unrealized       $   295,173
          foreign       Risk          appreciation                  depreciation
          currency                    on forward                    on forward
          contracts                   foreign                       foreign
                                      currency                      currency
                                      contracts                     contracts

RFDI      Forward       Currency      Unrealized                --  Unrealized           222,557
          foreign       Risk          appreciation                  depreciation
          currency                    on forward                    on forward
          contracts                   foreign                       foreign
                                      currency                      currency
                                      contracts                     contracts

RFEU      Forward       Currency      Unrealized                --  Unrealized           200,104
          foreign       Risk          appreciation                  depreciation
          currency                    on forward                    on forward
          contracts                   foreign                       foreign
                                      currency                      currency
                                      contracts                     contracts

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period April 13, 2016 through April 30, 2016, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION                RFAP             RFDI             RFEU
-------------------------------------------------------------------------------------------
CURRENCY RISK

Net realized gain (loss) on forward
   foreign currency contracts                  $      --        $      --        $      --
Net change in unrealized appreciation
   (depreciation) on forward foreign
   currency contracts                           (295,173)        (222,557)        (200,104)

During the period ended April 30, 2016, the notional values of forward foreign currency contracts opened and closed were as follows:

                  Opened           Closed
              --------------   --------------
RFAP          $   10,992,100   $           --
RFDI              12,287,500               --
RFEU              12,949,900               --

The Funds do not have the right to offset financial assets and liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                  Creation                 Redemption
                                                              Transaction Fees          Transaction Fees
                                                             ------------------        ------------------
First Trust RiverFront Dynamic Asia Pacific ETF                $        2,600            $        2,600
First Trust RiverFront Dynamic Developed International ETF              8,600                     8,600
First Trust RiverFront Dynamic Europe ETF                               6,000                     6,000


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 4, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiting recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                     MANAGEMENT AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of First Trust RiverFront Dynamic Europe ETF, First Trust RiverFront Dynamic Asia Pacific ETF and First Trust RiverFront Dynamic Developed International ETF (each, a "Fund" and collectively, the "Funds") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Funds, the Advisor and RiverFront Investment Group, LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on February 1, 2016. The Board of Trustees determined that the Agreements are in the best interests of the Funds in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for each Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall out benefits to First Trust and its affiliates, First Trust Portfolios L.P. ("FTP") and the Sub-Advisor; and a summary of the Advisor's and Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Funds' perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements for the Funds, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements and considered that the Advisor's employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Funds are not designed to track the performance of an index and will employ an advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that First Trust will be responsible for the overall management and administration of the Funds and reviewed the services to be provided by First Trust to the Funds, including trade execution and oversight of the Sub-Advisor. The Board considered the compliance program that had been developed by First Trust and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and each Fund's investment objective and policies. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Funds. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

Sub-Advisor's proposed investment strategies for the Funds. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Funds by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for each Fund. The Board noted, that under the unitary fee arrangement, each Fund would pay First Trust a fee equal to an annual rate of 0.83% of its average daily net assets. The Board also noted that, from the unitary fee for each Fund, First Trust would pay the Sub-Advisor a sub-advisory fee equal to 0.35% of each Fund's average daily net assets. The Board also noted that First Trust would be responsible for each Fund's ordinary operating expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and licenses, if any, but excluding the fee payments under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by Management Practice, Inc. ("MPI"), an independent source, as well as by First Trust, for the Funds on the advisory fees and expense ratios of other comparable ETFs. The Board noted that each Fund's expense ratio under its proposed unitary fee was above the median net expense ratio of its MPI peer group and above the total net expense ratios of three of the four ETFs in the First Trust peer group. The Board also noted that none of the MPI peer funds for each Fund were actively managed and considered the Advisor's statement about the limitations in creating relevant peer groups for the Funds because there are currently no other actively managed currency hedged international ETFs. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting the Advisor's statement that it does not manage any other products with similar investment objectives and policies to the Funds. The Board also considered information provided by the Advisor on the advisory fees and sub-advisory fees (if any) charged by all actively-managed ETFs. In light of the information considered and the nature, extent and quality of services expected to be provided to each Fund under the Agreements, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as each Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor and the Sub-Advisor, but that a unitary fee structure provides a level of certainty in expenses for each Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for each Fund under the Advisory Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Advisory Agreement to First Trust. The Board also considered the Sub-Advisor's statement about estimated profitability and that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Funds and First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee for each Fund. The Board also noted that the Advisor will not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered fall-out benefits described by the Sub-Advisor.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Funds. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

You could lose money by investing in the Funds. An investment in one of the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

The First Trust RiverFront Dynamic Asia Pacific ETF is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on the global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship created a risk with this dependence on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights and corporate governance standards are also common for the region.

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

The Funds may invest in BDCs. Investments in BDCs may be subject to a high degree of risk. A BDC's portfolio typically will include a substantial amount of securities purchased in private placements and, as a result, its portfolio may carry risks similar to those of a private equity or private debt fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. In addition, investments in BDCs are subject to various other risks, including management's ability to meet the BDC's investment objective and to manage the BDC's portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and they may trade in the secondary market at a discount to their net asset value. BDCs may also employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. Such use of leverage may subject the BDC to increased risks, including the likelihood of increased volatility and the possi- bility that the BDC's common share income may fall if the interest rate on any borrowings rises. The Fund will indirectly bear its proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund.

The Funds may, under certain circumstances, effect creations and redemptions, in whole or in part, for cash, rather than in-kind, because of the nature of such Fund's underlying investments. As a result, an investment in such Fund may be less tax efficient than it would be through more frequent creations and redemptions in-kind.

Each Fund bears the risk that the counterparty to the Fund's forward foreign currency exchange contracts and currency spot transactions may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, each Fund may engage in such investment transactions with a limited number of counterparties.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Each Fund will hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investments and the value of Fund shares. Changes in currency exchange rates also may affect the value of interest earned and gains and losses realized on the sale of securities. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Because each Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Each Fund may hedge certain of its non-U.S. dollar holdings.

Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.

Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The use of forward contracts and currency spot transactions can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

In addition to the above risks, each Fund is "deemed" to have entered into an ISDA Master Agreement (the "ISDA Master Agreement"), a standard umbrella relationship-framework agreement between two parties under which one or more individual derivatives transactions are entered. While most ISDA Master Agreements are highly customized and heavily negotiated, a "deemed" ISDA Master Agreement has predetermined elections. Therefore, the Fund may forego certain protections they would have been afforded had they negotiated the ISDA Master Agreements, such as terms related to choice of law, events of default, termination events, payments on early termination, and calculation agents.

Each Fund will utilize a dynamic currency hedging strategy and therefore may have lower returns than an equivalent non-currency hedged investment when the component currencies are rising relative to the U.S. dollar. As such, contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. Each Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of each Fund to buy, sell or otherwise transfer securities, cause each Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

Because the Funds invest in equity securities, the value of each Fund's shares will fluctuate with changes in the value of its equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The First Trust RiverFront Dynamic Europe ETF is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

Forward foreign currency exchange contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged. Forward foreign currency exchange contracts may limit any potential gain that might result should the value of the underlying currencies increase. In addition, because forward currency exchange contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a forward currency exchange contract upon its expiration if it desires to do so. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

Each Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

The Funds are subject to management risk because it is an actively managed portfolio. In managing each Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that each Fund will meet its investment objective.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2016 (UNAUDITED)

Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

The Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact each Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

High portfolio turnover may result in each Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause each Fund's performance to be less than expected.

Preferred stocks combine some of the characteristics of both common stocks and bonds. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks are also subject to credit risk, interest rate risk and income risk.

In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

Each Fund may invest in small- and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

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FIRST TRUST

First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 E. Cary Street
Richmond, VA 23219

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust Exchange-Traded Fund III
              -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2016
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2016
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2016
     ----------------

* Print the name and title of each signing officer under his or her signature.